                                                   Filed Pursuant to Rule 497(e)
                                                              File No. 333-31172

                               Prospectus For The
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1154 4/00

                                   issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity contract (the "Contract") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Contract.

The Contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. Value
  Fund

Alliance Variable Products Series Fund, Inc.:
  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:
  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:
  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series (formerly MFS(R) Growth Series), MFS(R) Investors Trust Series (formerly MFS(R) Growth With Income Series), MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Rydex Variable Trust:
  Rydex OTC Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Contract before the Annuity Commencement Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Prospectus gives details about the Separate Account and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated May 1, 2001, concerning the Separate Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is May 1, 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Portfolio Annual Expenses...................................................   4

Synopsis....................................................................  18

Investment Results..........................................................  21

Financial Statements........................................................  22

GE Life and Annuity Assurance Company.......................................  23

The Separate Account........................................................  24

The Guarantee Account.......................................................  33

Charges and Other Deductions................................................  35

The Contract................................................................  40

Transfers...................................................................  43

Surrenders and Withdrawals..................................................  48

The Death Benefit...........................................................  50

Income Payments.............................................................  55

Federal Tax Matters.........................................................  60

Voting Rights...............................................................  69

Requesting Payments.........................................................  70

Distribution of the Contracts...............................................  71

Additional Information......................................................  73

Condensed Financial Information.............................................  75

Appendix A.................................................................. A-1

Statement of Additional Information -- Table of Contents

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. We define these terms below.

Account or Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the purchase payments you make under the Contract, and other variable annuity contracts we issue.

Accumulation Unit -- An accounting unit of measure we use in calculating the Contract Value in the Account before the Annuity Commencement Date.

Annuitant/Joint Annuitant -- The Annuitant is the person(s) named in the Contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date stated in the Contract on which your income payments will commence, if any Annuitant is living on that date.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Contract Date -- The date we issue your Contract and your Contract becomes effective. Your Contract Date is shown in your Contract. We use it to determine Contract years and anniversaries.

Contract Value -- The value of the Contract equal to the amount allocated to the Subaccounts of the Account and the Guarantee Account.

Death Benefit -- The benefit provided under a Contract upon the death of any Annuitant before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) designated in the Contract who is alive (or in existence for non-natural entities) on the date of any Annuitant's death and who we will treat as the sole owner of the Contract following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our offices at 6610 W. Broad St., Richmond, VA 23230. The term "we" may be used throughout this prospectus in connection with calculations of Contract Value; in these instances, the term "we" has the same meaning as Home Office.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Annuity Commencement Date. During the lifetime of the

Annuitant, the Owner also is entitled to the ownership rights stated in the Contract and is shown on the Contract data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Subaccount -- A subdivision of the Separate Account, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all states or in all markets.

Surrender Value -- The Contract Value (after deduction of any applicable optional death benefit charges and annual contract charge) less any applicable surrender charge and any applicable premium tax charge.

Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Fund does not value its shares. The term "date" may be used throughout this Prospectus in connection with calculations of Contract Value; in these instances, the term "date" has the same meaning as Valuation Day.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Contract. The table reflects expenses both of Subaccounts of the Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
----------------------------------------------------------------------
The maximum surrender charge (as a percentage of each purchase
 payment surrendered/withdrawn):                                    6%
We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a purchase payment, the lower the surrender charge will be on that purchase payment.

(Note: During each Contract year, up to 10% of purchase payments plus any gain may be withdrawn without the imposition of the surrender charge. See Surrender Charge.)

Transfer Charge (for each transfer after the first in a calendar
 month)/1/                                                        $10

Annual Expenses (deducted daily as a       Annuitant &
percentage                               Joint Annuitant Either Annuitant
of Contract Value in the Separate        Age 70 or Less  Above Age 70 at
Account):                                   at Issue          Issue
-------------------------------------------------------------------------
Mortality and Expense Risk Charge             1.35%            1.55%
Administrative Expense Charge                  .15%             .15%
                                              ----             ----
Total Annual Expenses                         1.50%            1.70%
Other Annual Expenses:
-------------------------------------------------------------------------
Annual Contract Charge/2/                                      $ 30
Maximum Optional Death Benefit Charge
 (annual rate as a percentage of
 Contract Value)/3/                                             .25%
-------------------------------------------------------------------------

 /1/We do not currently assess this charge; however we reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month.
 /2/We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.
 /3/If the Optional Death Benefit applies. We currently charge .10%.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                         Total Annual
                           Management                        Other      Expenses (after
                         Fees (after fee                Expenses (after   waivers and
                           waivers, as   12b-1  Service reimbursements, reimbursements,
Portfolios                 applicable)   Fees*  Fees**  as applicable)  as applicable)
---------------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund           0.61%       -- %    -- %       0.21%           0.82%
 AIM V.I. Growth Fund         0.61        --      --         0.22            0.83
 AIM V.I. Value Fund          0.61        --      --         0.23            0.84
Alliance Variable
Products Series
Fund, Inc./1/
 Growth and Income
  Portfolio -- Class B
  Shares                      0.63       0.25     --         0.07            0.95
 Premier Growth
  Portfolio -- Class B
  Shares                      1.00       0.25     --         0.05            1.30
 Quasar Portfolio --
   Class B Shares             0.81       0.25     --         0.14            1.20
Dreyfus/2/
 Dreyfus Investment
  Portfolios -- Dreyfus
  Emerging Markets
  Portfolio -- Initial
  Class Shares                1.25        --      --         0.75            2.00
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. -- Initial
  Class Shares                0.75        --      --         0.03            0.78
Federated Insurance
 Series/3/
 Federated High Income
  Bond Fund II  --
   Service Shares             0.60        --     0.10        0.16            0.86
 Federated International
  Small Company Fund II       0.15        --     0.10        1.25            1.50
Fidelity Variable
Insurance Products Fund
(VIP)/4/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares              0.48       0.25     --         0.10            0.83
 VIP Growth Portfolio --
   Service
  Class 2 Shares              0.57       0.25     --         0.09            0.91
Fidelity Variable
Insurance Products Fund
(VIP II)/5/
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares              0.57       0.25     --         0.10            0.92
Fidelity Variable
Insurance Products Fund
(VIP III)/6/
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares              0.48       0.25     --         0.12            0.85
 VIP III Mid Cap
  Portfolio -- Service
  Class 2 Shares              0.57       0.25     --         0.17            0.99
GE Investments Funds,
 Inc./7/
 Mid-Cap Value Equity
  Fund                        0.65        --      --         0.05            0.70
 Money Market Fund            0.28        --      --         0.04            0.32
 Premier Growth Equity
  Fund                        0.65        --      --         0.02            0.67
 S&P 500 Index Fund           0.35        --      --         0.04            0.39
 Small-Cap Value Equity
  Fund                        0.80        --      --         0.19            0.99
 U.S. Equity Fund             0.55        --      --         0.04            0.59
 Value Equity Fund            0.65        --      --         0.19            0.84
Janus Aspen Series/8/
 Aggressive Growth
  Portfolio -- Service
  Shares                      0.65       0.25     --         0.02            0.92

                                                                          Total Annual
                            Management                        Other      Expenses (after
                          Fees (after fee                Expenses (after   waivers and
                            waivers, as   12b-1  Service reimbursements, reimbursements,
Portfolios                  applicable)   Fees*  Fees**  as applicable)  as applicable)
----------------------------------------------------------------------------------------
 Balanced Portfolio --
   Service Shares              0.65%      0.25%    -- %       0.02%           0.92%
 Capital Appreciation
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.02            0.92
 Global Life Sciences
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.30            1.20
 Global Technology
  Portfolio -- Service
  Shares                       0.65%      0.25%    --         0.04            0.94
 Growth Portfolio --
   Service Shares              0.65       0.25     --         0.02            0.92
 International Growth
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.06            0.96
 Worldwide Growth
  Portfolio -- Service
  Shares                       0.65       0.25     --         0.05            0.95
MFS(R) Variable
 Insurance Trust/9/
 MFS(R) Investors Growth
  Stock Series (formerly
  MFS(R) Growth
  Series) -- Service
  Class Shares                 0.75       0.20     --         0.15            1.10
 MFS(R) Investors Trust
  Series (formerly
  MFS(R) Growth with
  Income Series --
   Service
  Class Shares                 0.75       0.20     --         0.11            1.06
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 0.90       0.20     --         0.15            1.25
 MFS(R) Utilities
  Series -- Service
  Class Shares                 0.75       0.20     --         0.15            1.10
Oppenheimer Variable
Account Funds
 Oppenheimer Global
  Securities Fund/VA--
  Service Shares               0.64       0.15     --         0.04            0.83
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       0.70       0.15     --         0.03            0.88
PIMCO Variable Insurance
 Trust/10/
 Foreign Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.51            0.91
 High Yield Bond
  Portfolio --
  Administrative Shares        0.25        --     0.15        0.35            0.75
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.25            0.65
 Total Return Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15        0.25            0.65
Rydex Variable Trust
 Rydex OTC Fund                0.75        --     0.25        0.46            1.46
----------------------------------------------------------------------------------------

 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 2000 would have been 1.41% for the Quasar Portfolio, consisting of 1.00% management fees, .25% 12b-1 fee and .16% other expenses.

 /2/The annual expenses for the Dreyfus Investment Portfolio Emerging Markets
    Portfolio reflect the portfolio adviser's waiver of fees or reimbursements for the year ending December 31, 2000. Absent these waivers and reimbursements, the total annual expense for the portfolio would have been 3.86% consisting of 1.25% for management fees and 2.61% for other fees.

 /3/The shareholder services provider of the Federated High Income Bond II and Federated International Small Company Fund II voluntarily elected not to accrue a portion of the shareholder services fee during the fiscal year ending December 31, 2000. The shareholder services fee paid by the Fund after the voluntary reduction was .10%. Absent such reduction, the total annual expenses for the Federated High Income Bond Fund II would have been 1.01% consisting of .60% management fee, .25% service fee and .16% other fees; total annual expenses for the International Small Company Fund II would have been 5.99%, consisting of 1.25% management fee, .25% service share fee and 4.49% other fees. The shareholder services provider can terminate this voluntary reduction at any time.

    Although the Federated International Small Company Fund II adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Federated International Small Company Fund II did not pay or accrue a distribution (12b-1) fee during the fiscal year ending December 31, 2000. The Federated International Small Company Fund II has no present intention of paying or accruing a distribution (12b-1) fee during the fiscal year ending December 31, 2001.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP Equity-Income Portfolio during 2000 would have been .82%; the total annual expenses of the VIP Growth would have been .90%. See the accompanying fund prospectus for details.

 /5/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP II Contrafund Portfolio during 2000 would have been .90%. See the accompanying fund prospectus for details.

 /6/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP III Growth & Income Portfolio during 2000 would have been .84%. See the accompanying fund prospectus for details.

 /7/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /8/Expenses, for the Janus Aspen Series, are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

 /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been: total annual expenses of 1.12% for the MFS Investor Growth Stock Series (formerly MFS Growth Series), consisting of .75% management fees, .20% 12b-1 fee and .17% other expenses; total annual expenses of 1.07% for the MFS Investors Trust Series (formerly Growth With Income), consisting of .75% management fee, .20% 12b-1 fee and .12% other expenses; total annual expenses of 1.29% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and .19% other expenses; total expenses of 1.11% for the MFS Utilities Series, consisting of .75% management fee, .20% 12b-1 fees and .16% other expenses. MFS has contractually agreed to waive other expenses to ensure they are no more than .15% after non-contractual expenses are included.

/10/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares. Absent fee waivers or reimbursements, the total annual expenses of the Total Return Bond Portfolio during 2000 would have been total annual expenses of .66%, consisting of .25% management fees, .15% service fees and .26% other expenses.

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waiver and expense reimbursements provided by some of the Funds will continue for the periods shown. We cannot guarantee that they will continue. The examples assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value attributable to the hypothetical investment (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). To the extent the examples reflect charges for the optional Death Benefit the examples assume that the maximum charges apply. The maximum charge for the optional Death Benefit ("ODB") is .25% of Account Value at the time of deduction. If each Annuitant is age 70 or younger at the time of issue, the examples assume that the mortality and expense risk charge is 1.35% of Contract Value in the Separate Account and the administration expense charge is .15% of Contract Value in the Separate Account. If either Annuitant is older than age 70 at issue, the examples assume that the mortality and expense risk charge is 1.55% of Contract Value in the Separate Account and that the administrative expense charge is .15% of Contract Value in the Separate Account.

Examples: An Owner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

1. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is age 70 or younger at issue):

                                               Without Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            78.51  129.45  174.05   275.63
 AIM V.I. Growth Fund                          78.61  129.75  174.55   276.63
 AIM V.I. Value Fund                           78.81  130.05  175.05   277.63
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   79.81  133.35  180.54   288.52
 Premier Growth Portfolio                      83.30  143.77  197.81   322.35
 Quasar Portfolio                              82.31  140.81  192.91   312.81
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 90.25  164.29  231.41   386.23
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         78.11  128.25  172.04   271.63
Federated Insurance Series
 Federated High Income Bond Fund II            78.91  130.65  176.05   279.62
 Federated International Small Company Fund II 85.29  149.68  207.53   341.10
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   78.61  129.75  174.55   276.63
 VIP Growth Portfolio                          79.41  132.15  178.55   284.58
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   79.51  132.45  179.05   285.56
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             78.81  130.35  175.55   278.62
 VIP III Mid Cap Portfolio                     80.21  134.55  182.53   292.45
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     77.31  125.84  168.02   263.57
 Money Market Fund                             73.50  114.31  148.67   224.32
 Premier Growth Equity Fund                    77.01  124.93  166.50   260.53
 S&P 500 Index Fund                            74.20  116.44  152.26   231.67
 Small Cap Value Equity Fund                   80.21  134.55  182.53   292.45
 U.S. Equity Fund                              76.21  122.51  162.46   252.37
 Value Equity Fund                             78.71  130.05  175.05   277.63
Janus Aspen Series
 Aggressive Growth Portfolio                   79.51  132.45  179.05   285.56
 Balanced Portfolio                            79.51  132.45  179.05   285.56
 Capital Appreciation Portfolio                79.51  132.45  179.05   285.56
 Global Life Sciences Portfolio                82.31  140.81  192.91   312.81
 Global Technology Portfolio                   79.71  133.05  180.44   287.54
 Growth Portfolio                              79.51  132.45  179.05   285.56
 International Growth Portfolio                79.91  133.65  181.04   289.51
 Worldwide Growth Portfolio                    79.81  133.35  180.54   288.52
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          81.31  137.83  187.98   303.18
 MFS(R) Investors Trust Series                 80.91  136.64  186.00   299.29
 MFS(R) New Discovery Series                   82.81  142.29  195.36   317.59
 MFS(R) Utilities Series                       81.31  137.83  187.98   303.18

                                         Without Optional Death Benefit
                                                      Rider
Subaccount Investing In:                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA   78.61  129.75  174.55   276.63
 Oppenheimer Main Street Growth & Income
  Fund/VA                                79.11  131.25  177.05   281.60
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                  79.41  132.15  178.55   284.58
 High Yield Bond Portfolio               77.81  127.34  170.54   268.61
 Long-Term U.S. Government Bond
  Portfolio                              76.81  124.33  165.49   258.49
 Total Return Bond Portfolio             76.81  124.33  165.49   258.49
Rydex Variable Trust
 Rydex OTC Fund                          84.90  148.50  205.60   337.39
------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                               Without Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            24.51   75.45  129.05   275.63
 AIM V.I. Growth Fund                          24.61   75.75  129.55   276.63
 AIM V.I. Value Fund                           24.71   76.05  130.05   277.63
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   25.81   79.35  135.54   288.54
 Premier Growth Portfolio                      29.30   89.77  152.81   322.35
 Quasar Portfolio                              28.31   86.81  147.91   312.81
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 36.25  110.29  186.41   386.23
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         24.11   74.25  127.04   271.63
Federated Insurance Series
 Federated High Income Bond Fund II            24.91   76.65  131.05   279.62
 Federated International Small Company Fund II 31.29   95.68  162.53   341.10
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   24.61   75.75  129.55   276.63
 VIP Growth Portfolio                          25.41   78.15  133.55   284.58
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   25.51   78.45  134.05   285.56
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             24.81   76.35  130.55   278.62
 VIP III Mid Cap Portfolio                     26.21   80.55  137.53   292.45
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     23.31   71.84  123.02   263.57
 Money Market Fund                             19.50   60.31  103.67   224.32
 Premier Growth Equity Fund                    23.01   70.93  121.50   260.53
 S&P 500 Index Fund                            20.20   62.44  107.26   231.67
 Small Cap Value Equity Fund                   26.21   80.55  137.53   292.45
 U.S. Equity Fund                              22.21   68.51  117.46   252.37
 Value Equity Fund                             24.71   76.05  130.05   277.63

                                         Without Optional Death Benefit
                                                      Rider
Subaccount Investing In:                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth Portfolio             25.51   78.45  134.05   285.56
 Balanced Portfolio                      25.51   78.45  134.05   285.56
 Capital Appreciation Portfolio          25.51   78.45  134.05   285.56
 Global Life Sciences Portfolio          28.31   86.81  147.91   312.81
 Global Technology Portfolio             25.71   79.05  135.04   287.54
 Growth Portfolio                        25.51   78.45  134.05   285.56
 International Growth Portfolio          25.91   79.65  136.04   289.51
 Worldwide Growth Portfolio              25.81   79.35  135.54   288.52
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series    27.31   83.83  142.98   303.18
 MFS(R) Investors Trust Series           26.91   82.64  141.00   299.29
 MFS(R) New Discovery Series             28.81   88.29  150.36   317.59
 MFS(R) Utilities Series                 27.31   83.83  142.98   303.18
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA   24.61   75.75  129.55   276.63
 Oppenheimer Main Street Growth & Income
  Fund/VA                                25.11   77.25  132.05   281.60
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                  25.41   78.15  133.55   284.58
 High Yield Portfolio                    23.81   73.34  125.54   268.61
 Long-Term U.S. Government Bond
  Portfolio                              22.81   70.33  120.49   258.49
 Total Return Bond Portfolio             22.81   70.33  120.49   258.49
Rydex Variable Trust
 Rydex OTC Fund                          30.90   94.50  160.60   337.39
------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

3. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is Age 70 or younger at issue):

                                                 With Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            81.01  136.94  186.50   300.27
 AIM V.I. Growth Fund                          81.11  137.23  186.99   301.24
 AIM V.I. Value Fund                           81.21  137.53  187.49   302.21
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   82.31  140.81  192.91   312.81
 Premier Growth Portfolio                      85.79  151.15  209.95   345.73
 Quasar Portfolio                              84.80  148.21  205.11   336.45
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 92.72  171.51  243.11   407.88
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         80.61  135.74  184.52   296.37
Federated Insurance Series
 Federated High Income Bond Fund II            81.41  138.13  188.47   304.15
 Federated International Small Company Fund II 87.78  157.01  219.55   363.98
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   81.11  137.23  186.99   301.18
 VIP Growth Portfolio                          81.91  139.62  190.94   308.97
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   82.01  139.91  191.43   309.93
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             81.31  137.83  187.98   303.18
 VIP III Mid Cap Portfolio                     82.71  141.99  194.87   316.64

                                                   With Optional Death Benefit
                                                              Rider
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                       79.81  133.35  180.54   288.52
 Money Market Fund                               76.01  121.91  161.44   250.32
 Premier Growth Equity Fund                      79.51  132.45  179.05   285.56
 S&P 500 Index Fund                              76.71  124.02  164.99   257.48
 Small Cap Value Equity Fund                     82.71  141.99  194.87   316.64
 U.S. Equity Fund                                78.71  130.05  175.05   277.63
 Value Equity Fund                               81.21  137.53  187.49   302.21
Janus Aspen Series
 Aggressive Growth Portfolio                     82.01  139.91  191.43   309.93
 Balanced Portfolio                              82.01  139.91  191.43   309.93
 Capital Appreciation Portfolio                  82.01  139.91  191.43   309.93
 Global Life Sciences Portfolio                  84.80  148.21  205.11   336.45
 Global Technology Portfolio                     82.21  140.51  192.41   311.86
 Growth Portfolio                                82.01  139.91  191.43   309.93
 International Growth Portfolio                  82.41  141.10  193.40   313.77
 Worldwide Growth Portfolio                      82.31  140.81  192.91   312.81
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            83.80  145.25  200.25   327.07
 MFS(R) Investors Trust Series                   83.40  144.07  198.30   323.29
 MFS(R) New Discovery Series                     85.29  149.68  207.53   341.10
 MFS(R) Utilities Series                         83.30  145.25  200.25   327.07
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           81.11  137.23  186.99   301.24
 Oppenheimer Main Street Growth & Income Fund/VA 81.61  138.72  189.46   306.08
PIMCO Variable Insurance Trust
 Foreign Bond                                    81.91  139.62  190.94   308.97
 High Yield Bond Portfolio                       80.31  134.85  183.03   293.43
 Long-Term U.S. Government Bond Portfolio        79.31  131.85  178.05   283.59
 Total Return Bond Portfolio                     79.31  131.85  178.05   283.59
Rydex Variable Trust
 Rydex OTC Fund                                  87.38  155.84  217.64   360.36
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or you do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                                  With Optional Death Benefit
                                                             Rider
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             27.01   82.94  141.50   300.27
 AIM V.I. Growth Fund                           27.11   83.23  141.99   301.24
 AIM V.I. Value Fund                            27.21   83.53  142.49   302.21
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    28.31   86.81  147.91   312.81
 Premier Growth Portfolio                       31.79   97.15  164.95   345.73
 Quasar Portfolio                               30.80   94.21  160.11   336.45
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          38.72  117.51  198.11   407.88
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          26.61   81.74  139.52   296.37
Federated Insurance Series
 Federated High Income Bond Fund II             27.41   84.13  143.47   304.15
 Federated International Small Company Fund II  33.78  103.01  174.55   363.98

                                                 With Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   27.11   83.23  141.99   301.24
 VIP Growth Portfolio                          27.91   85.62  145.94   308.97
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   28.01   85.91  146.43   309.93
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             27.31   83.83  142.98   303.18
 VIP III Mid Cap Portfolio                     28.71   87.99  149.87   316.64
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     25.81   79.35  135.54   288.52
 Money Market Fund                             22.01   67.91  116.44   250.32
 Premier Growth Equity Fund                    25.51   78.45  134.05   285.56
 S&P 500 Index Fund                            22.71   70.02  119.99   257.48
 Small Cap Value Equity Fund                   28.71   87.99  149.87   316.64
 U.S. Equity Fund                              24.71   76.05  130.05   277.63
 Value Equity Fund                             27.21   83.53  142.49   302.21
Janus Aspen Series
 Aggressive Growth Portfolio                   28.01   85.91  146.43   309.93
 Balanced Portfolio                            28.01   85.91  146.43   309.93
 Capital Appreciation Portfolio                28.01   85.91  146.43   309.93
 Global Life Sciences Portfolio                30.80   94.21  160.11   336.45
 Global Technology Portfolio                   28.21   86.51  147.41   311.86
 Growth Portfolio                              28.01   85.91  146.43   309.93
 International Growth Portfolio                28.41   87.10  148.40   313.77
 Worldwide Growth Portfolio                    28.31   86.81  147.91   312.81
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          29.80   91.25  155.25   327.07
 MFS(R) Investors Trust Series                 29.40   90.07  153.30   323.29
 MFS(R) New Discovery Series                   31.29   95.68  162.53   341.10
 MFS(R) Utilities Series                       29.80   91.25  155.25   327.07
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         27.11   83.23  141.99   301.24
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      27.61   84.72  144.46   306.08
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        27.91   85.62  145.94   308.97
 High Yield Portfolio                          26.31   80.85  138.03   293.43
 Long-Term U.S. Government Bond Portfolio      25.31   77.85  133.05   283.59
 Total Return Bond Portfolio                   25.31   77.85  133.05   283.59
Rydex Variable Trust
 Rydex OTC Fund                                33.38  101.84  172.64   360.36
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

5. If you surrender* your Contract at the end of the applicable period (assuming either Annuitant is over age 70 at issue):

                                     Without Optional Death Benefit Rider
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund    80.51     135.44     184.02      295.39
 AIM V.I. Growth Fund                  80.61     135.74     184.52      296.37
 AIM V.I. Value Fund                   80.71     136.04     185.01      297.34

                                     Without Optional Death Benefit Rider
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
Alliance Variable Products Series
 Fund, Inc.
 Growth and Income Portfolio           81.81     139.32     190.45      308.01
 Premier Growth Portfolio              85.29     149.68     207.53      341.10
 Quasar Portfolio                      84.30     146.73     202.68      331.78
Dreyfus
 Dreyfus Investment Portfolios-
  Emerging Markets Fund                92.23     170.07     240.78      403.60
 The Dreyfus Socially Responsible
  Growth Fund, Inc.                    80.11     134.25     182.03      291.47
Federated Insurance Series
 Federated High Income Bond Fund II    80.91     136.64     186.00      299.29
 Federated International Small
  Company Fund II                      87.28     155.55     217.16      359.45
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio           80.61     135.74     184.52      296.37
 VIP Growth Portfolio                  81.41     138.13     188.47      304.15
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio           81.51     138.43     188.97      305.11
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income Portfolio     80.81     136.34     185.51      298.32
 VIP III Mid Cap Portfolio             82.21     140.51     192.41      311.86
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund             79.31     131.85     178.05      283.59
 Money Market Fund                     75.51     120.39     158.90      245.18
 Premier Growth Equity Fund            79.01     130.95     176.55      280.60
 S&P 500 Index Fund                    76.21     122.51     162.46      252.37
 Small Cap Value Equity Fund           82.21     140.51     192.41      311.86
 U.S. Equity Fund                      78.21     128.55     172.55      272.63
 Value Equity Fund                     80.71     136.04     185.01      297.34
Janus Aspen Series
 Aggressive Growth Portfolio           81.51     138.43     188.97      305.11
 Balanced Portfolio                    81.51     138.43     188.97      305.11
 Capital Appreciation Portfolio        81.51     138.43     188.97      305.11
 Global Life Sciences Portfolio        84.30     146.73     202.68      331.78
 Global Technology Portfolio           81.71     139.02     189.95      307.04
 Growth Portfolio                      81.51     138.43     188.97      305.11
 International Growth Portfolio        81.91     139.62     190.94      308.97
 Worldwide Growth Portfolio            81.81     139.32     190.45      308.01
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
  Series                               83.30     143.77     197.81      322.35
 MFS(R) Investors Trust Series         82.91     142.59     195.85      318.55
 MFS(R) New Discovery Series           84.80     148.21     205.11      336.45
 MFS(R) Utilities Series               83.30     143.77     197.81      322.35
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA                              80.61     135.74     184.52      296.37
 Oppenheimer Main Street Growth &
  Income Fund/VA                       81.11     137.23     186.99      301.24
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                81.41     138.13     188.47      304.15
 High Yield Portfolio                  79.81     133.35     180.54      288.52
 Long-Term U.S. Government Bond
  Portfolio                            78.81     130.35     175.55      278.62
 Total Return Bond Portfolio           78.81     130.35     175.55      278.62
Rydex Variable Trust
 Rydex OTC Fund                        86.88     154.38     215.24      355.82
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

6. If you annuitize at the end of the applicable period, or do not surrender (assuming either Annuitant is over age 70 at issue)*:

                                     Without Optional Death Benefit Rider
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund    26.51      81.44     139.02      295.39
 AIM V.I. Growth Fund                  26.61      81.74     139.52      296.37
 AIM V.I. Value Fund                   26.71      82.04     140.01      297.34
Alliance Variable Products Series
 Fund, Inc.
 Growth and Income Portfolio           27.81      85.32     145.45      308.01
 Premier Growth Portfolio              31.29      95.68     162.53      341.10
 Quasar Portfolio                      30.30      92.73     157.68      331.78
Dreyfus
 Dreyfus Investment Portfolios-
  Emerging Markets Fund                38.23     116.07     195.78      403.60
 The Dreyfus Socially Responsible
  Growth Fund, Inc.                    26.11      80.25     137.03      291.47
Federated Insurance Series
 Federated High Income Bond Fund II    26.91      82.64     141.00      299.29
 Federated International Small
  Company Fund II                      33.28     101.55     172.76      359.45
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio           26.61      81.74     139.52      296.37
 VIP Growth Portfolio                  27.41      84.13     143.47      304.15
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio           27.51      84.43     143.97      305.11
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income Portfolio     26.81      82.34     140.51      298.32
 VIP III Mid Cap Portfolio             28.21      86.51     147.41      311.86
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund             25.31      77.85     133.05      283.59
 Money Market Fund                     21.51      66.39     113.90      245.18
 Premier Growth Equity Fund            25.01      76.95     131.55      280.61
 S&P 500 Index Fund                    22.21      68.51     117.46      252.37
 Small Cap Value Equity Fund           28.21      86.51     147.41      311.86
 U.S. Equity Fund                      24.21      74.55     127.55      272.63
 Value Equity Fund                     26.71      82.04     140.01      297.34
Janus Aspen Series
 Aggressive Growth Portfolio           27.51      84.43     143.97      305.11
 Balanced Portfolio                    27.51      84.43     143.97      305.11
 Capital Appreciation Portfolio        27.51      84.43     143.97      305.11
 Global Life Sciences Portfolio        30.30      92.73     157.68      331.78
 Global Technology Portfolio           27.71      85.02     144.95      307.04
 Growth Portfolio                      27.51      84.43     143.97      305.11
 International Growth Portfolio        27.91      85.62     145.94      308.97
 Worldwide Growth Portfolio            27.81      85.32     145.45      308.01
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
  Series                               29.30      89.77     152.81      322.35
 MFS(R) Investors Trust Series         28.91      88.59     150.85      318.55
 MFS(R) New Discovery Series           30.80      94.21     160.11      336.45
 MFS(R) Utilities Series               29.30      89.77     152.81      322.35
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA                              26.61      81.74     139.52      296.37
 Oppenheimer Main Street Growth &
  Income Fund/VA                       27.11      83.23     141.99      301.24

                                       Without Optional Death Benefit Rider
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                27.41      84.13     143.47      304.15
 High Yield Portfolio                  25.81      79.35     135.54      288.52
 Long-Term U.S. Government Bond
  Portfolio                            24.81      76.35     130.55      278.62
 Total Return Bond Portfolio           24.81      76.35     130.55      278.62
Rydex Variable Trust
 Rydex OTC Fund                        32.88     100.38     170.24      355.82
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

7.  If you surrender* your Contract at the end of the applicable period
    (assuming either Annuitant is over age 70 at issue):

                                       With Optional Death Benefit Rider
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Funds                                83.01     142.88     196.34      319.50
 AIM V.I. Growth Fund                  83.11     143.18     196.83      320.45
 AIM V.I. Value Fund                   83.20     143.48     197.32      321.40
Alliance Variable Products Series
 Fund, Inc.
 Growth and Income Portfolio           84.30     146.73     202.68      331.78
 Premier Growth Portfolio              87.78     157.01     219.55      363.98
 Quasar Portfolio                      86.78     154.08     214.76      354.90
Dreyfus
 Dreyfus Investment Portfolios-
  Emerging Markets Fund                94.69     177.24     252.36      424.77
 The Dreyfus Socially Responsible
  Growth Fund, Inc.                    82.61     141.70     194.38      315.68
Federated Insurance Series
 Federated High Income Bond Fund II    83.40     144.07     198.30      323.29
 Federated International Small
  Company Fund II                      89.76     162.84     229.05      381.83
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio           83.11     143.18     196.83      320.45
 VIP Growth Portfolio                  83.90     145.55     200.74      328.02
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio           84.00     145.84     201.22      328.96
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income Portfolio     83.30     143.77     197.81      322.35
 VIP III Mid Cap Portfolio             84.70     147.91     204.63      335.52
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund             81.81     139.32     190.45      308.01
 Money Market Fund                     78.01     127.95     171.54      270.62
 Premier Growth Equity Fund            81.51     138.43     188.97      305.11
 S&P 500 Index Fund                    78.71     130.05     175.05      277.63
 Small Cap Value Equity Fund           84.70     147.91     204.63      335.52
 U.S. Equity Fund                      80.71     136.04     185.01      297.34
 Value Equity Fund                     83.20     143.48     197.32      321.40
Janus Aspen Series
 Aggressive Growth Portfolio           84.00     145.84     201.22      328.96
 Balanced Portfolio                    84.00     145.84     201.22      328.96
 Capital Appreciation Portfolio        84.00     145.84     201.22      328.96
 Global Life Sciences Portfolio        86.78     154.08     214.76      354.90
 Global Technology Portfolio           84.20     146.43     202.20      330.84
 Growth Portfolio                      84.00     145.84     201.22      328.96
 International Growth Portfolio        84.40     147.03     203.17      332.71
 Worldwide Growth Portfolio            84.30     146.73     202.68      331.78

                                          With Optional Death Benefit Rider
Subaccount Investing In:                 1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series      85.79    151.15    209.95     345.73
 MFS(R) Investors Trust Series             85.39    149.97    208.02     342.03
 MFS(R) New Discovery Series               87.28    155.55    217.16     359.45
 MFS(R) Utilities Series                   85.69    151.15    209.95     345.73
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA     83.11    143.18    196.83     320.45
 Oppenheimer Main Street Growth & Income
  Fund/VA                                  83.60    144.66    199.27     325.19
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                    83.90    145.55    200.74     328.02
 High Yield Portfolio                      82.31    140.81    192.91     312.81
 Long-Term U.S. Government Bond
  Portfolio                                81.31    137.83    187.98     303.18
 Total Return Bond Portfolio               81.31    137.83    187.98     303.18
Rydex Variable Trust
 Rydex OTC Fund                            89.36    161.67    227.16     378.29
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

8.  If you annuitize at the end of the applicable period, or do not surrender
    (assuming either Annuitant is over age 70 at issue)*:

                                          With Optional Death Benefit Rider
Subaccount Investing In:                 1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Funds       29.01     88.88    151.34     319.50
 AIM V.I. Growth Fund                      29.11     89.18    151.83     320.45
 AIM V.I. Value Fund                       29.20     89.48    152.32     321.40
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio               30.30     92.73    157.68     331.78
 Premier Growth Portfolio                  33.78    103.01    174.55     363.98
 Quasar Portfolio                          32.78    100.08    169.76     354.90
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio                        40.69    123.24    207.36     424.77
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                               28.61     87.70    149.38     315.68
Federated Insurance Series
 Federated High Income Bond Fund II        29.40     90.07    153.30     323.29
 Federated International Small Company
  Fund II                                  35.76    108.84    184.05     381.83
Fidelity Variable Insurance Products
 Fund (VIP)
 VIP Equity-Income Portfolio               29.11     89.18    151.83     320.45
 VIP Growth Portfolio                      29.90     91.55    155.74     328.02
Fidelity Variable Insurance Products
 Fund II (VIP II)
 VIP II Contrafund Portfolio               30.00     91.84    156.22     328.96
Fidelity Variable Insurance Products
 Fund III (VIP III)
 VIP III Growth & Income Portfolio         29.30     89.77    152.81     322.35
 VIP III Mid Cap Portfolio                 30.70     93.91    159.63     335.52
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                 27.81     85.32    145.45     308.01
 Money Market Fund                         24.01     73.95    126.54     270.62
 Premier Growth Equity Fund                27.51     84.43    143.97     305.11
 S&P 500 Index Fund                        24.71     76.05    130.05     277.63
 Small Cap Value Equity Fund               30.70     93.91    159.63     335.52
 U.S. Equity Fund                          26.71     82.04    140.01     297.34
 Value Equity Fund                         29.20     89.48    152.32     321.40

                                                   With Optional Death Benefit
                                                              Rider
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth Portfolio                     30.00   91.84  156.22   328.96
 Balanced Portfolio                              30.00   91.84  156.22   328.96
 Capital Appreciation Portfolio                  30.00   91.84  156.22   328.96
 Global Life Sciences Portfolio                  32.78  100.08  169.76   354.90
 Global Portfolio                                30.00   91.84  156.22   328.96
 Growth Technology Portfolio                     30.20   92.43  157.20   330.84
 International Growth Portfolio                  30.40   93.03  158.17   332.71
 Worldwide Growth Portfolio                      30.30   92.73  157.67   331.78
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            31.79   97.15  164.95   345.73
 MFS(R) Investors Trust Series                   31.39   95.97  163.02   342.03
 MFS(R) New Discovery Series                     33.28  101.55  172.16   359.45
 MFS(R) Utilities Series                         31.79   97.15  164.95   345.73
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           29.11   89.18  151.83   320.45
 Oppenheimer Main Street Growth & Income Fund/VA 29.60   90.66  154.27   325.19
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          29.90   91.55  155.74   328.02
 Long-Term U.S. Government Bond Portfolio        27.31   83.83  142.98   303.18
 High Yield Portfolio                            28.31   86.81  147.91   312.81
 Total Return Bond Portfolio                     27.31   83.83  142.98   303.18
Rydex Variable Trust
 Rydex OTC Fund                                  35.36  107.67  182.16   378.29
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

OTHER CONTRACTS

We offer other variable annuity contracts which also may invest in the same (or many of the same) portfolios of the Funds offered under the Contract. These contracts have different charges that could affect their Subaccounts' performance, and they offer different benefits.

Synopsis

What type of Contract am I buying? The Contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This Prospectus only provides disclosure about the Contract. Certain features described in this Prospectus may vary from your Contract. See The Contract.

How does the Contract work? Once we approve your application, we will issue a Contract to you. During the accumulation period, while you are paying in, you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Contract to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Contract.

What are my variable investment choices? Through its 41 Subaccounts, the Account uses your purchase payments to purchase shares, at your direction, in one or more portfolios of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to Account 4. See The Separate Account --
 Subaccounts.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. See Transfers Before the Annuity Commencement Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Contract? Should you withdraw Contract Value before your purchase payments have been in your Contract for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Contract. We will deduct amounts surrendered first from any gain in the Contract and then from purchase payments made. We may waive the surrender charge in certain circumstances. See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for Contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of Account 4.

These charges consist of a .15% administrative expense charge and a 1.35% mortality and expense risk charge (1.55% where either Annuitant was older than age 70 at issue). Additionally, we may impose a $30 annual contract charge. We also charge for the optional Death Benefit. For a complete discussion of all charges associated with the Contract, See Charges and Other Deductions.

If your state assesses a premium tax with respect to your Contract, then at the time your Contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or Contract Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see Distribution of the Contracts.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See The Contract -- Purchase Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Annuity Commencement Value and other factors. See Income Payments.

What happens if an Annuitant dies before the Annuity Commencement Date? Before the Annuity Commencement Date, if any Annuitant dies while the Contract is in force, we will treat the Designated Beneficiary as the sole Owner of the Contract, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. You may elect to have your Designated Beneficiary receive the basic Death Benefit or, for a fee, our optional Death Benefit. See The Death Benefit.

May I Transfer Contract Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See The Contract -- Transfers Before the Annuity Commencement Date and Income Payments -- Transfers After the Annuity Commencement Date.

May I surrender the Contract or make a withdrawal? Yes, subject to Contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the Contract or make a withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or withdrawal, a 10% penalty tax. A surrender or a withdrawal may also be subject to withholding. See Federal Tax Matters. A withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable surrender charge and premium tax) reduces Contract Value. See The Death Benefit.

Do I get a free look at this Contract? Yes. You have the right to return the Contract to us at our Home Office, and have us cancel the Contract within a certain number of days (usually 10 days from the date you receive the Contract, but some states require different periods).

If you exercise this right, we will cancel the Contract as of the day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See Return Privilege.

When are my allocations effective? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts you choose.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges and annual contract charges. Results calculated without surrender charges and annual contract charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund charges and expenses and the maximum administrative expense charge (which is equal to .15% of Contract Value in the Separate Account). They assume that the applicable mortality and expense risk charge is at an effective annual rate of 1.55% against the daily net asset value of the Separate Account (which is the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue). (The mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue is 1.35%.) They also assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). Total returns do not reflect the optional Death Benefit charge. They also do not reflect any premium taxes. See the Appendix and the SAI for further information.

Financial Statements

The consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary and the financial statements of GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc. which is a wholly-owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the Contract as well as for other purposes permitted by law.

The Separate Account currently has 41 Subaccounts available under the Contract, but that number may change in the future. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net purchase payments in accordance with your instructions among up to ten of the 41 Subaccounts available under the Contract.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net purchase payments and Contract Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

We offer you a choice from among 41 Subaccounts, each of which invests in an underlying portfolio of one of the Funds. You may allocate purchase payments to up to ten Subaccounts plus the Guarantee Account at any one time.

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital           Objective is growth of           A I M Advisors,
Appreciation Fund          capital.                         Inc.
------------------------------------------------------------------------------
AIM V.I. Growth Fund       The fund's investment            A I M Advisors,
                           objective is to seek growth of   Inc.
                           capital.
------------------------------------------------------------------------------
AIM V.I. Value Fund        Seeks to achieve long-term       A I M Advisors,
                           growth of Capital. Income is a   Inc.
                           secondary objective.
------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income          Seeks reasonable current         Alliance Capital
Portfolio                  income and reasonable            Management, L.P.
                           opportunity for appreciation
                           through investments primarily
                           in dividend-paying common
                           stocks of good quality. May
                           also invest in fixed-income
                           securities and convertible
                           securities.
------------------------------------------------------------------------------
Premier Growth Portfolio   Seeks growth of capital by       Alliance Capital
                           investing predominantly in the   Management, L.P.
                           equity securities of a limited
                           number of large, carefully
                           selected, high quality U.S.
                           companies judged likely to
                           achieve superior earnings.
------------------------------------------------------------------------------
Quasar Portfolio           Seeks growth of capital by       Alliance Capital
                           pursuing aggressive investment   Management, L.P.
                           policies. This fund invests
                           based upon the potential for
                           capital appreciation and only
                           incidentally for current
                           income. The investment
                           policies are aggressive.
------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
-------------------------------------------------------------------------------
DREYFUS


Dreyfus Investment         Non-diversified/1/ portfolio     The Dreyfus
Portfolios --Emerging      seeking long-term capital        Corporation
Markets Portfolio          growth by investing primarily
                           in the stocks of companies
                           organized, or with a majority
                           of its assets or business, in
                           emerging market countries.
-------------------------------------------------------------------------------
The Dreyfus Socially       Seeks to provide capital         The Dreyfus
Responsible Growth Fund,   growth, with current income as   Corporation (sub-
Inc.                       a secondary goal by investing    adviser, NCM
                           primarily in the common stock    Management Group,
                           of companies that in the         Inc.)
                           opinion of the Fund's
                           management, meet traditional
                           investment standards and
                           conduct their business in a
                           manner that contributes to the
                           enhancement of the quality of
                           life in America.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income      Seeks high current income.       Federated
Bond Fund II               Seeks to achieve its objective   Investment
                           by investing primarily in        Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed-
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-------------------------------------------------------------------------------
Federated International    Seeks to provide long-term       Federated Global
Small Company Fund II      growth of capital. Pursues       Investment
                           this objective by investing at   Management Corp.
                           least 65% of its assets in
                           equity securities of foreign
                           companies that have a market
                           capitalization at the time of
                           purchase of $1.5 billion or
                           less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)

Equity-Income Portfolio    Seeks reasonable income and      Fidelity Management
                           will consider the potential      & Research Company.
                           for capital appreciation. The    (subadvised by FMR
                           fund also seeks a yield, which   Co., Inc.)
                           exceeds the composite yield on
                           the securities comprising the
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-------------------------------------------------------------------------------
Growth Portfolio           Seeks capital appreciation by    Fidelity Management
                           investing primarily in common    & Research Company;
                           stocks of companies believed     (subadvised by FMR
                           to have above-average growth     Co., Inc.)
                           potential.
-------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio   Seeks long-term capital        Fidelity Management
                           appreciation by investing      & Research Company
                           primarily in common stocks and (subadvised by
                           securities of companies whose  Fidelity Management
                           value it believes to have not  & Research (U.K.)
                           fully been recognized by the   Inc., Fidelity
                           public. This fund invests in   Management &
                           domestic and foreign issuers   Research (Far East)
                           and also invests in "growth"   Inc., Fidelity
                           stocks or "value" stocks or    Investments Japan
                           both.                          Limited and
                                                          subadvised by FMR
                                                          Co., Inc.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

Growth & Income Portfolio  Seeks high total return        Fidelity Management
                           through a combination of       & Research Company
                           current income and capital     (subadvised by
                           appreciation by investing a    Fidelity Management
                           majority of assets in common   & Research (U.K.)
                           stocks with a focus on those   Inc., Fidelity
                           that pay current dividends and Management &
                           show potential for capital     Research (Far East)
                           appreciation.                  Inc., Fidelity
                                                          Investments Japan
                                                          Limited and
                                                          subadvised by FMR
                                                          Co., Inc.)
-----------------------------------------------------------------------------
Mid Cap Portfolio          Seeks long-term growth of      Fidelity Management
                           capital by investing primarily & Research Company
                           in common stocks and at least  (subadvised by
                           65% of total assets in         Fidelity Management
                           securities of companies with   & Research (U.K.),
                           medium market capitalizations. Inc. and Fidelity
                                                          Management &
                                                          Research Far East
                                                          Inc.)
-----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in common  (Subadvised by NWQ
                           stock and other equity         Investment
                           securities of companies that   Management Company)
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the Fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
-----------------------------------------------------------------------------
Money Market Fund          Objective of providing highest GE Asset Management
                           level of                       Incorporated
                           current income as is
                           consistent with
                           high liquidity and safety of
                           principal by
                           investing in various types of
                           good
                           quality money market
                           securities.
-----------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-   GE Asset Management
Fund                       term growth of capital as well Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
-------------------------------------------------------------------------------
S&P 500(R) Index Fund/2/   Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisers)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity     Objective of providing long-     GE Asset Management
Fund                       term growth of capital by        Incorporated
                           investing primarily in equity    (Subadvised by
                           securities of small cap          Palisade Capital
                           undervalued U.S. companies       Management, L.L.C.)
                           that have solid growth
                           prospects.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U.S.
                           companies.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Value Equity Fund          Objective of providing long-     GE Asset Management
                           term growth of capital and       Incorporated
                           future income. Pursues
                           investments in equity
                           securities of large
                           undervalued U.S. companies
                           that have solid growth
                           prospects.
-------------------------------------------------------------------------------
Aggressive Growth          Non-diversified/1/ portfolio     Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
-------------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of        Janus Capital
                           capital. Pursues this            Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
-------------------------------------------------------------------------------
Capital Appreciation       Non-diversified/1/ portfolio     Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
-------------------------------------------------------------------------------
Global Life Sciences       Non-diversified/1/ portfolio     Janus Capital
Portfolio                  seeking long-term growth of      Corporation
                           capital. The portfolio pursues
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
-------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
---------------------------------------------------------------------------------
Global Technology          Non-diversified/1/ portfolio   Janus Capital
Portfolio                  seeking long-term growth of    Corporation
                           capital. The portfolio pursues
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           will benefit significantly
                           from advances or improvements
                           in technology.
---------------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth Janus Capital
                           Consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
---------------------------------------------------------------------------------
International Growth       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
---------------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital growth Janus Capital
Portfolio                  in a                           Corporation
                           manner consistent with the
                           preservation of capital.
                           Pursues this
                           objective by investing in a
                           diversified
                           portfolio of common stocks of
                           foreign
                           and domestic issuers of all
                           sizes.
                           Normally invests in at least
                           five
                           different countries including
                           the
                           United States.
---------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Investors Growth    Seeks to provide long-term     Massachusetts
Stock Series (formerly     growth of capital and future   Financial Services
known as MFS(R) Growth     income rather than current     Company ("MFS(R)")
Series)                    income. Pursues this objective
                           by investing, under normal
                           market conditions, at least
                           80% of its total assets in
                           common stocks and related
                           securities, of companies MFS
                           believes offer better than
                           average prospects for long-
                           term growth.
---------------------------------------------------------------------------------
MFS(R) Investors Trust     Seeks to provide reasonable    Massachusetts
Series (formerly known as  current income and long-term   Financial Services
MFS Growth With Income)    growth of capital and income.  Company ("MFS(R)")
                           Pursues this objective by
                           investing, under normal market
                           conditions, at least 65% of
                           its total assets in common
                           stocks and related securities.
                           This series will also seek to
                           generate gross income equal to
                           approximately 90% of the
                           dividend yield on the Standard
                           & Poor's 500 Composite Index.
---------------------------------------------------------------------------------
MFS(R) New Discovery       Seeks capital appreciation.    Massachusetts
 Series                    Pursues this objective by      Financial Services
                           investing at least 65% of its  Company ("MFS(R)")
                           total assets in equity
                           securities of emerging growth
                           companies.
---------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
MFS(R) Utilities Series    Seeks capital growth and       Massachusetts
                           current income. Pursues this   Financial Services
                           objective by investing at      Company ("MFS(R)")
                           least 65% of its total assets
                           in equity and debt securities
                           of domestic and foreign
                           companies in the utilities
                           industry.
----------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Global Securities Fund/VA  Seeks long-term capital        OppenheimerFunds,
                           appreciation by investing a    Inc.
                           substantial portion of assets
                           in securities of foreign
                           issuers, "growth- type"
                           companies, cyclical industries
                           and special situations that
                           are considered to have
                           appreciation possibilities. It
                           invests mainly in common
                           stocks of U.S. and foreign
                           issuers.
----------------------------------------------------------------------------
Main Street Growth &       Seeks high total return, which OppenheimerFunds,
Income Fund/VA             includes growth in the value   Inc.
                           of its shares as well as
                           current income, from equity
                           and debt securities. The Fund
                           invests mainly in common
                           stocks of U.S. companies.
----------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio     Non-diversified/1/ portfolio   Pacific Investment
                           seeking to maximize total      Management
                           return, consistent with        Company LLC
                           preservation of capital and
                           prudent investment management.
                           This portfolio primarily
                           invests in intermediate
                           maturity hedged non-U.S. fixed
                           income securities.
----------------------------------------------------------------------------
High Yield Bond Portfolio  Seeks to maximize total        Pacific Investment
                           return, consistent with        Management
                           preservation of capital and    Company LLC
                           prudent investment management.
                           Primarily invests in higher
                           yielding fixed income
                           securities (also known as
                           "junk bonds").
----------------------------------------------------------------------------
Long-Term U.S. Government  Seeks to maximize total        Pacific Investment
Bond Portfolio             return, consistent with the    Management
                           preservation of capital and    Company LLC
                           prudent investment management.
                           Primarily invests in long-term
                           maturity fixed income
                           securities.
----------------------------------------------------------------------------
Total Return Bond          Seeks to maximize total return Pacific Investment
Portfolio                  consistent with preservation   Management
                           of capital and prudent         Company LLC
                           investment management.
                           Primarily invests in
                           intermediate maturity fixed
                           income securities.
----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                Non-diversified/1/ fund seeks  Rydex Global
                           to provide investment results  Advisors
                           that correspond to a benchmark
                           for over-the-counter
                           securities that invest
                           primarily in securities of
                           companies included in NASDAQ
                           100 IndexTM.
----------------------------------------------------------------------------

 /3/THE NASDAQ 100 IndexTM is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits, surrender proceeds, withdrawals, to make income payments, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive Service Share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the Contracts, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contracts for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. No substitution of the shares attributable to your Contract may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net purchase payments and transfer some or all of your Contract Value to the Guarantee Account. We credit the portion of the Contract Value allocated to the Guarantee Account with interest (as described below). Contract Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Contract. See Charges and Other Deductions.

Each time you allocate net purchase payments or transfer Contract Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of Contract Value under the Contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See Transfers Before the Annuity Commencement Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. See Dollar-Cost Averaging. (This may not be available to all classes of Contracts.)

Charges and Other Deductions

All of the charges described in this section apply to Contract Value allocated to the Separate Account. Contract Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

 . processing applications for and issuing the Contracts;

 . maintaining records;

 . administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 . reconciling and depositing cash receipts;

 . providing Contract confirmations and periodic statements;

 . providing toll-free inquiry services; and

 . furnishing telephone and internet transaction services.

The risks we assume include:

 . the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed); and

 . the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge (except as described below) on withdrawals and surrenders of purchase payments. You pay this charge to compensate us for the losses we experience on Contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there is insufficient Contract Value in the Separate Account, we will deduct the charge proportionately from all monies in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payments and then from the one year interest rate guarantee periods on a first-in, first-out basis. The surrender charge is as follows:

     Number of Full and Partially        Surrender Charge as a Percentage
  Completed Years Since We Received      of the Surrendered or Withdrawn
         the Purchase Payment                    Purchase Payment
  -----------------------------------------------------------------------
                 Year                               Percentage
                 ----                               ----------
                  1                                     6%
                  2                                     6%
                  3                                     6%
                  4                                     6%
                  5                                     5%
                  6                                     4%
              7 or more                                 0%
  -----------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

 .  of amounts representing gain (as defined below);

 .  of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

 .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your Contract free of any surrender charge. We calculate gain in the Contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

(b) is the total of any withdrawals including surrender charges previously taken;

(c)  is the total of purchase payments made; and

(d)  is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each Contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the Contracts and then from purchase payments made. The free withdrawal amount is not cumulative from Contract year to Contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the Contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.50% (1.70% where either Annuitant was above age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% for Contracts where either Annuitant was above age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

CHARGES FOR THE OPTIONAL DEATH BENEFIT

We charge you for expenses related to the optional Death Benefit. We deduct these charges against the Contract Value in the Separate Account at each anniversary and at surrender to compensate us for the increased risks and expenses associated with providing the optional Death Benefit. We will allocate the annual optional death benefit charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If the Guarantee Account is available under the Contract and the Contract Value in the Separate Account is not sufficient to cover the charge for the optional Death Benefit, we will deduct the charge first from the Contract Value in the Separate Account, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The maximum optional Death Benefit charge is 0.25% times the Contract Value at the time of deduction (however, we currently charge .10%).

ANNUAL CONTRACT CHARGE

We will deduct a charge of $30 annually from the Contract Value of each Contract to compensate us for certain administrative expenses incurred in connection with the Contracts. We will deduct the charge at each Contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If there is insufficient Contract Value allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value, as applicable, at the time your Contract incurs the tax (or at such other time as we may choose).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a charge of up to $10 for transfers for each transfer after the first in a calendar month. This charge is at cost with no profit to us.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the Contracts. See Distribution of the Policies for more information.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Contract in that Contract.

We may also reduce charges and/or deductions for sales of the Contracts to registered representatives who sell the Contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract


The Contract is a flexible premium variable deferred annuity Contract. We describe your rights and benefits below and in the Contract. There may be differences in your Contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Contract. We will include any such differences in your Contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a Contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Contract. We then send the Contract to you through your sales representative. See Distribution of the Contracts.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Contract, you must be of legal age in a state where we may lawfully sell the Contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Contract, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their Designated Beneficiaries.

Qualified Contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners owning the Contract equally with the right of survivorship. Unless state law requires us to allow non-spousal Joint Owners, you may name only your spouse as Joint Owner. All Owners must together exercise any ownership rights in this Contract.

PURCHASE PAYMENTS

You may make purchase payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the Contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your Contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place net purchase payments into the Separate Account's Subaccounts, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Subaccounts plus the Guarantee Account at any one time.

The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Subaccounts we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Subaccount separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Subaccount for a Valuation Period equals the value of an Accumulation Unit in that Subaccount as of the preceding Valuation Period multiplied by the net investment factor of that Subaccount for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

Before the earliest of the surrender of the Contract, payment of any Death Benefit, and the Annuity Commencement Date, you may transfer all or a portion of your investment between and among the Subaccounts of the Separate Account and the Guarantee Account, subject to certain conditions. However, you may not transfer from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts of the Separate Account and between the Subaccounts and/or the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccount of the Separate Account or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts of the Separate Account and/or the Guarantee Account under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation of the Guarantee Account to a Subaccount. Unless you are participating in the dollar-cost averaging program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Subaccounts. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among Subaccounts of the Separate Account and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve or one transfer per month or, if it is necessary for the Contract to continue to be treated as an annuity contract by the Internal Revenue Service, a lower number. Currently, all transfers under the Contract are free. However, we reserve the right to assess a charge of up to $10 for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

(i) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;

(ii) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or
(iii) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Contract Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.


TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Contract by calling or electronically contacting us provided we received your prior written authorization at our Home Office. Such requests include, but are not necessarily limited to, requests for transfers and changes in purchase payment allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,
 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions, . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or
 . tape recording telephone instructions, or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call us at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer system or telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Home Office.


TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts and the management of the Funds share this position. Therefore, as described in your Contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Subaccount and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or by calling us at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Subaccount and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written, telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; or

 . when the value of the Money Market Subaccount and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

As discussed under "The Guarantee Account," we also reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this bonus interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Contract Value among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

Before the Annuity Commencement Date, you may instruct us to transfer interest earned on your Contract Value in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum Contract Value in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation to the Guarantee Account. See Transfers Before the Annuity Commencement Date. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing our Home Office or by calling our Annuity Customer Service Line. We will automatically cancel your participation in the program if your Contract Value in the Guarantee Account is less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Withdrawals

SURRENDERS AND WITHDRAWALS

Subject to the rules discussed below, we will allow the surrender of the Contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request.

We will not permit a withdrawal that is less than $100 or that reduces Contract Value to less than $1,000. If your withdrawal request would reduce Contract Value to less than $1,000, we will surrender your Contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on surrender of the Contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax charge. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Contract, based on your instructions.

You may indicate, in writing or by calling our Annuity Customer Service Line, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the withdrawal first from the Subaccounts of the Separate Account on a pro-rata basis, in proportion to the Contract Value in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable premium tax) reduces Contract Value. Withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% Federal penalty tax. See The Death Benefit.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Contracts, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, 30 days from the Contract Date (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a Contract year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the Contract and then from premiums paid. You may provide specific instructions as to which subaccounts and or interest rate guarantee periods we are to take the systematic withdrawals from. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your Contract Value in the Separate Account is not sufficient to accomplish the withdrawal, we will take any Contract Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See Requesting Payments.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See Surrender Charge.)

Your systematic withdrawal amount may be affected if you take an additional withdrawal.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Contract, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer two Death Benefits--the basic Death Benefit and the optional Death Benefit. We automatically provide the basic Death Benefit to you. The optional Death Benefit is available to you for an additional charge.

The basic Death Benefit varies based on the age(s) of the Annuitant(s) at issue. If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the basic Death Benefit equals the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b) the sum of (1) minus (2) plus (3), where

  (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any withdrawals and any applicable premium tax;

  (2) is the Contract Value on the date of death; and

  (3) is the Contract Value on the date we receive due proof of death; and

(c) the sum of (1) minus (2) plus (3), where:

  (1) is purchase payments accumulated at 5% per year and credited as of the Contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

  (2) is the Contract Value on the date of death; and

  (3) is the Contract Value on the date we receive due proof of death.

Withdrawals reduce (b)(1) and (c)(1) proportionately by the same percentage that the withdrawal (including any applicable surrender charges) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the basic Death Benefit is equal to the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b) the sum of (1) minus (2) plus (3), where:

  (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any withdrawals and any applicable premium tax;

  (2) is the Contract Value on the date of death; and

  (3) is the Contract Value on the date we receive due proof of death; and

(c) the purchase payments less any withdrawals.

Withdrawals reduce (b)(1) proportionally by the same percentage that the withdrawal (including any applicable surrender charge) reduces Contract Value.

Example: Assuming an Owner: (i) purchases a Contract for $100,000; (ii) makes no additional purchase payments and no withdrawals; (iii) is not subject to premium taxes; (iv) the Annuitant's age is 75 on the Contract Date; and (v) we receive due proof of death on the date of death then:

                                                                 Purchase
                                                                 Payments                  Basic
End of         Annuitant's               Contract               Accumulated                Death
 Year              Age                    Value                    @ 5%                   Benefit
--------------------------------------------------------------------------------------------------
   1                76                   $103,000                $105,000                 $105,000
   2                77                    112,000                 110,250                  112,000
   3                78                     90,000                 115,763                  115,763
   4                79                    135,000                 121,551                  135,000
   5                80                    130,000                 127,628                  135,000
   6                81                    150,000                 127,628                  150,000
   7                82                    125,000                 127,628                  135,000
   8                83                    145,000                 127,628                  145,000

--------------------------------------------------------------------------------
The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract.

Withdrawals may reduce the basic Death Benefit by the proportion that the withdrawal (including any surrender charge) reduced Contract Value. For example:

                                                                                                  Basic
                       Purchase                             Contract                              Death
 Date                  Payment                               Value                               Benefit
--------------------------------------------------------------------------------------------------------
3/31/00                 $5,000                              $ 5,000                              $ 5,000
3/31/01                    --                               $10,000                              $10,000
3/31/02                    --                               $ 7,000                              $10,000

--------------------------------------------------------------------------------
If a withdrawal of $3,500 is made on March 31, 2002, the basic Death Benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). (This assumes that the basic Death Benefit immediately before the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "(a)" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the Contract.

OPTIONAL DEATH BENEFIT

The optional Death Benefit coordinates with the basic Death Benefit and adds an extra feature. Under the optional Death Benefit, the amount payable at the death of the Annuitant will be the greater of:

 . the basic Death Benefit; or

 . the minimum Death Benefit. The minimum Death Benefit is the value of purchase payments increased with interest at 6% per Contract year up to 200% of purchase payments.

Withdrawals up to 6% of purchase payments per Contract year calculated at the time of the withdrawals reduce the minimum Death Benefit by the same amount that the withdrawal reduces the Contract Value. If you make withdrawals greater than 6% of purchase payments in the current or any prior Contract year, the minimum Death Benefit will be reduced proportionately by the same percentage that the withdrawal (including any applicable surrender charges) reduces Contract Value.

You may only elect the optional Death Benefit when you apply for a Contract. Once elected, the benefit remains in effect while your Contract is in force until income payments begin, or until the Contract anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any Contract anniversary, you may request that the rider terminate as of that anniversary.

The optional Death Benefit rider may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge you an additional amount for this benefit. This charge will not exceed an annual rate of 0.25% of the Contract Value at the time of deduction. (The current annual rate of this charge is 0.10%). See Charges for the Optional Death Benefit.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Contract upon the first death of:

 . an Owner or Joint Owner, or

 . the Annuitant or Joint Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Contract upon death.

Designated Beneficiary: At the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2)  Primary Beneficiary;

(3)  Contingent Beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Contract. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Contract is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Contract in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional Death Benefit on that date. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Contract for the new Contract Value on the date we received proof of death. Any Death Benefit will be based on the original Annuitant's age on the Contract Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if the surviving spouse had purchased the Contract on the original Contract Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit
   of) the Designated Beneficiary under one of the following payment choices:

(1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see Requesting Payments).

(2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Contract within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Contract will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

         Person Who Died             Proceeds Paid
         ------------------------------------------
         Owner or Joint Owner       Surrender Value
         (who is not an Annuitant)
         ------------------------------------------
         Owner or Joint Owner       Death Benefit
         (who is an Annuitant)
         ------------------------------------------
         Annuitant                  Death Benefit

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Annuity Commencement Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Contract is in force, payments that are already being made under the Contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Contract.

Income Payments

When you apply for a Contract, you may select any Annuity Commencement Date permitted by law; however, this date cannot be any later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve otherwise. You may change the Annuity Commencement Date to any date at least ten years after the date of the last purchase payment; however, the Annuity Commencement Date cannot be a date later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date. To make a change, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. (Please note the following exception: Contracts issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Annuity Commencement Date if the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Annuity Commencement Value (that is, the Surrender Value of your Contract on the date immediately preceding the Annuity Commencement Date) in one lump sum (see Requesting Payments) (in which case we will cancel the Contract).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

Under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than ten years, payments will continue for the surviving Annuitant's Lifetime. If both Annuitants die before the end of ten years, the remaining payments for the ten year period will be discontinued at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in one sum.

The Contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Contract Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your Contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3% , then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Annuity Commencement Value in a lump sum (see Requesting Payments). Upon making such a payment, we will have no future obligation under the Contract. Following are explanations of the optional payment plans available.

The amount of your income payments will depend on four things:

 . the amount of your Contract Value on the Annuity Commencement Date;

 . the settlement age (on the Annuity Commencement Date) and if applicable, the gender of the Annuitant(s);

 . the specific payment plan you choose; and

 . if you elect variable income payments, the investment performance of the Subaccounts selected.

As provided in your Contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Contracts.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Annuity Commencement Date, you may change:

 . your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date):

 .  your optional payment plan;

 .  the allocation of your investment among the Subaccounts and/or the Guarantee
   Account; and

 . the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Home Office if you reserved this right and the Annuitant(s) is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Contract's Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

  (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

  (b)is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3% . We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests. If the number of Annuity Unit Values remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Contract. The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a Contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

 . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Contract must be limited; and

 . The Contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Contract pays tax currently on the excess of the Contract Value over the purchase payments paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner pays current tax on the Contract's earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued after June 8, 1997 to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of a Contract, should consult a tax advisor.

Investments in the Separate Account must be diversified: For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Contract Value over the purchase payments paid for the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Contract Values: Federal income tax law limits the Owner's right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Contract Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Contract as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Contract Value over the purchase payments paid for the Contract.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Contract's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income.

Your Contract imposes mortality charges relating to the Death Benefit, including any optional Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the Contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your Contract -- without receiving a payment equal to your Contract's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Contract.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Contract because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Contract's Annuity Commencement Date.

Before the Contract's Annuity Commencement Date:

 . If received under an annuity payout option, Death Benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, Death Benefits are taxed in the same manner as a withdrawal.

After the Contract's Annuity Commencement Date:

 . If received in accordance with the existing annuity payout option, Death
  Benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on Death Benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Contract offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Persons intending to use the Contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a Contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Contract, unless we consent.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared With Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until received.

 . The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts.

 . The Code does not allow a deduction for purchase payments made for Non-
  Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and Contract. For example:

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Contract: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2,

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law),

 . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to
Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Subaccounts which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a Subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a Subaccount will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See The Separate Account -- Subaccounts.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, withdrawal, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary, in the amount of the death benefit payments payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

We may delay making a payment, applying Contract Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check or draft until we are satisfied the check or draft has been paid by the bank on which it is drawn, and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Contract. We will not defer payment from the Guarantee Account if the amount is used to make purchase payments on Contracts with us.

Distribution of the Contracts

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

SALES OF THE CONTRACTS

Capital Brokerage offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with GE Life & Annuity.

We pay commissions and other marketing related expenses associated with the promotion and sales of the Policies to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 6% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the Contract is surrendered during the first Contract year.


Capital Brokerage also receives 12b-1 fees from Alliance Variable Products Series Funds, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, and Oppenheimer Variable Account Funds.

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits an Owner elects when he or she purchases the Contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the Contract, Contract Values and elected features and benefits). For example, we may pay a different commission schedule when an Owner elects the optional enhanced Death Benefit.

When a Contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the Contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a Contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We also may make other payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Contract (usually 10 days), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the Contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your Contract for the period covered by the report. The report will show the Contract Value in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated Contract Value, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Contracts offered. Statements in this Prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                                            Accumulation Accumulation  No. of
                                            Unit Values  Unit Values   Units
                                               as of        as of      as of
Subaccounts                                   1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             7.64         8.17     182,931
 AIM V.I. Growth Fund                           6.88         7.52     155,022
 AIM V.I. Value Fund                            8.21         8.49     418,728
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio                   10.55        10.74     111,233
 Premier Growth Portfolio                       7.72         8.02     560,937
 Quasar Portfolio                               7.97         8.67      35,167
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio                             7.22         7.32      16,280
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                    8.28         8.61      19,494
Federated Insurance Series
 High Income Bond Fund II -- Service Shares     9.21         9.21      33,278
 International Small Company Fund II            8.37         8.38       6,644
Fidelity Variable Insurance Products
Fund -- Service Class 2
 Equity-Income Portfolio                       10.91        11.04     109,912
 Growth Portfolio                               8.04         8.39     306,801
Fidelity Variable Insurance Products Fund
II -- Service Class 2
 Contrafund Portfolio                           9.08         9.38     211,423
Fidelity Variable Insurance Products Fund
III -- Service Class 2
 Growth & Income Portfolio                      9.54         9.78      53,009
 Mid Cap Portfolio                             10.33        10.71     243,434
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     10.89        11.23      31.009
 Money Market Fund                             10.24        10.24     279,223
 Premier Growth Equity Fund                     9.13         9.46      56,621
 S&P 500 Index Fund                             8.79         9.04     306,192
 Small-Cap Value Equity Fund                   10.94        11.37      16,880
 U.S. Equity Fund                               9.64         9.84      30,567
 Value Equity Fund                              9.76         9.93      16,212
Janus Aspen Series -- Service Shares
 Aggressive Growth Portfolio                    6.13         6.65     507,673
 Balanced Portfolio                             9.50         9.62     280,452
 Capital Appreciation Portfolio                 8.08         8.45     524,387
 Global Life Sciences Portfolio                10.21        10.72     120,366
 Global Technology Portfolio                    6.19         6.66     284,186
 Growth Portfolio                               7.92         8.33     513,258
 International Growth Portfolio                 7.95         8.10     214,995
 Worldwide Growth Portfolio                     7.94         8.18     562,276

                                             Accumulation Accumulation  No. of
                                             Unit Values  Unit Values   Units
                                                as of        as of      as of
Subaccounts                                    1/02/01      12/31/00   12/31/00
-------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                            8.58         8.99     247,509
 MFS(R) Growth With Income Series                9.58         9.85      54,705
 MFS(R) New Discovery Series                     8.44         8.97      94,589
 MFS(R) Utility Series                           9.97        10.23      67,405
Oppenheimer Variable Account Funds -- Class
 2 Shares
 Global Securities Fund/VA                       9.21         9.41      68,997
 Main Street Growth & Income Fund/VA             8.74         9.03     114,394
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                         10.44        10.39         278
 Long-Term U.S. Government Bond Portfolio       11.27        11.11      46,012
 High Yield Bond Portfolio                       9.95         9.93      14,696
 Total Return Bond Portfolio                    10.65        10.58      89,120
Rydex Variable Trust
 Rydex OTC Fund                                  5.52         6.09     305,802
-------------------------------------------------------------------------------

                     Either Annuitant over age 70 at issue

                                            Accumulation Accumulation  No. of
                                            Unit Values  Unit Values   Units
                                               as of        as of      as of
Subaccounts                                   1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             7.64         8.16      82,708
 AIM V.I. Growth Fund                           6.87         7.52     115,989
 AIM V.I. Value Fund                            8.20         8.49     134,888
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio                   10.54        10.73      42,936
 Premier Growth Portfolio                       7.71         8.01     184,885
 Quasar Portfolio                               7.96         8.66      14,994
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio                             7.21         7.31       1,616
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                    8.27         8.60      32,472
Federated Insurance Series
 High Income Bond Fund II -- Service Shares     9.20         9.20      13,030
 International Small Company Fund II            8.36         8.37       3,788
Fidelity Variable Insurance Products
 Fund -- Service Class 2
 Equity-Income Portfolio                       10.90        11.03      40,470
 Growth Portfolio                               8.04         8.39      60,848
Fidelity Variable Insurance Products Fund
 II -- Service Class 2
 Contrafund Portfolio                           9.07         9.37     144,834
Fidelity Variable Insurance Products Fund
 III -- Service Class 2
 Growth & Income Portfolio                      9.53         9.77      91,832
 Mid Cap Portfolio                             10.32        10.70      49,059
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     10.87        11.22      10,023
 Money Market Fund                             10.23        10.23      76,786
 S&P 500 Index Fund                             8.78         9.04     135,750
 U.S. Equity Fund                               9.63         9.83      84,230
 Premier Growth Equity Fund                     9.12         9.45      12,182
 Value Equity Fund                              9.75         9.92       4,061
 Small-Cap Value Equity Fund                   10.93        11.35       4,154

                                             Accumulation Accumulation  No. of
                                             Unit Values  Unit Values   Units
                                                as of        as of      as of
Subaccounts                                    1/02/01      12/31/00   12/31/00
-------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
 Aggressive Growth Portfolio                     6.12         6.65      82,856
 Balanced Portfolio                              9.49         9.61     201,522
 Capital Appreciation Portfolio                  8.07         8.44     112,111
 Global Life Sciences Portfolio                 10.20        10.71      23,012
 Global Technology Portfolio                     6.18         6.65      39,046
 Growth Portfolio                                7.91         8.32     129,483
 International Growth Portfolio                  7.94         8.09      43,422
 Worldwide Growth Portfolio                      7.94         8.17     118,553
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                            8.57         8.98      57,669
 MFS(R) Growth With Income Series                9.57         9.84       8,638
 MFS(R) New Discovery Series                     8.43         8.96      18,273
 MFS(R) Utility Series                           9.96        10.22      32,271
Oppenheimer Variable Account Funds -- Class
 2 Shares
 Global Securities Fund/VA                       9.20         9.40      35,315
 Main Street Growth & Income Fund/VA             8.73         9.02      73,558
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                         10.43        10.38         929
 Long-Term U.S. Government Bond Portfolio       11.25        11.10      15,494
 High Yield Bond Portfolio                       9.94         9.92      11,611
 Total Return Bond Portfolio                    10.64        10.57      58,869
Rydex Variable Trust
 OTC Fund                                        5.52         6.08      82,259
-------------------------------------------------------------------------------

Appendix A

Some of the Subaccounts available under this Policy invest in portfolios with a 12b-1 fee or a Service Share fee (see Portfolio Annual Expenses). Performance for certain of these Subaccounts may reflect the historical performance of a different class of the portfolio underlying the Subaccounts. With respect to these Subaccounts, performance for time periods before the portfolios' 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. The performance information shown in this Appendix is based on information provided by the Funds and may reflect fee waivers and expense reimbursements provided by certain Funds. We cannot guarantee that these fee waivers and expense reimbursements will continue. See Portfolio Annual Expenses.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Subaccount charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period. This data is not intended to guarantee or project future performance.

In Table 1, we show the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. The returns of the Subaccounts reflect current Subaccount charges imposed under the Contract and assume that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at Contract issue. The total returns shown in Table 1 reflect the deduction of all common fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional Death Benefit charge and assume that no premium taxes apply.

                                    Table 1
                           Standardized Total Returns
 (assuming either the Annuitant or the Joint Annuitant are older than age 70 at issue)

                                    For the  For the  For the    From the
                                     1-year   5-year  10-year  Inception in   Date of
                                     period   period   period    Separate   Inception In
                                     ended    ended    ended    Account to    Separate
                                    12/31/00 12/31/00 12/31/00   12/31/00     Account*
----------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Fund                                   NA      NA       NA      -23.79      06/30/00
 AIM V.I. Growth Fund                    NA      NA       NA      -30.25      06/30/00
 AIM V.I. Value Fund                     NA      NA       NA      -20.54      06/30/00
Alliance Variable Products Series
 Fund, Inc.
 Premier Growth Portfolio                NA      NA       NA      -25.25      06/30/00
 Growth and Income Portfolio             NA      NA       NA        1.90      06/30/00
 Quasar Portfolio                        NA      NA       NA      -18.78      06/30/00
Dreyfus
 Dreyfus Investment Portfolio --
   Emerging Markets Fund                 NA      NA       NA      -32.27      06/30/00
 The Dreyfus Socially Responsible
  Growth Fund, Inc.                      NA      NA       NA      -19.38      06/30/00
Federated Insurance Series
 Federated High Income Bond Fund
  II                                 -15.87    1.98       NA        4.79      01/04/95
 Federated International Small
  Company Fund II                        NA      NA       NA      -21.67      06/30/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio           0.81   10.73    15.09       12.00      05/02/88
 VIP Growth Portfolio                -18.23   16.52    17.75       15.04      05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio         -13.87   15.08       NA       18.72      01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income Portfolio   -10.75      NA       NA       12.30      05/01/97
 VIP III Mid Cap Portfolio               NA      NA       NA        1.57      06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund             1.17      NA       NA       14.42      05/01/97
 Money Market Fund**                  -0.87    2.99     3.09        3.68      05/02/88
 Premier Growth Equity Fund          -12.14      NA       NA        2.36      05/03/99
 S&P 500 Index Fund                  -16.27   15.46    15.97       13.67      05/02/88
 Small-Cap Value Equity Fund             NA      NA       NA        8.15      06/30/00
 U.S. Equity Fund                     -7.57      NA       NA        6.10      05/01/98
 Value Equity Fund                       NA      NA       NA       -6.16      06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio         -38.27   17.38       NA       20.12      09/13/93
 Balanced Portfolio                   -8.34   16.23       NA       16.84      10/02/95
 Capital Appreciation Portfolio      -25.07      NA       NA       27.96      05/01/97
 Global Life Sciences Portfolio          NA      NA       NA        1.69      06/30/00
 Global Technology Portfolio             NA      NA       NA      -38.87      06/30/00
 Growth Portfolio                    -21.51   16.60       NA       15.81      09/13/93
 International Growth Portfolio      -22.88      NA       NA       18.76      05/01/96
 Worldwide Growth Portfolio          -22.73   20.16       NA       19.91      09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
  Series (formerly MFS(R) Growth
  Series)                                NA      NA       NA      -15.59      06/30/00
 MFS(R) Investors Trust Series
  (formerly MFS(R) Growth with
  Income Series)                         NA      NA       NA       -7.04      06/30/00
 MFS(R) New Discovery Series             NA      NA       NA      -15.76      06/30/00
 MFS(R) Utilities Series                 NA      NA       NA       -3.21      06/30/00
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA                                NA      NA       NA      -11.37      06/30/00
 Oppenheimer Main Street Growth &
  Income Fund/VA                         NA      NA       NA      -15.17      06/30/00

                           For the  For the  For the    From the
                            1-year   5-year  10-year  Inception in   Date of
                            period   period   period    Separate   Inception In
                            ended    ended    ended    Account to    Separate
                           12/31/00 12/31/00 12/31/00   12/31/00     Account*
-------------------------------------------------------------------------------
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio       NA       NA       NA        -1.58      06/30/00
 High Yield Bond Portfolio    NA       NA       NA        -6.23      06/30/00
 Long-Term U.S. Government
  Bond Portfolio              NA       NA       NA         5.57      06/30/00
 Total Return Bond
  Portfolio                   NA       NA       NA         0.28      06/30/00
Rydex Variable Trust
 Rydex OTC Fund               NA       NA       NA       -44.56      06/30/00
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 2, we show the average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in Separate Account to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Contract did not exist during the periods shown in Table 2 below, the returns of the Subaccounts shown have been adjusted to reflect current Subaccount charges imposed under the Contract, and assume that both the Annuitant or Joint Annuitant (if applicable) are age 70 or younger at issue. The total returns shown in Table 2 reflect the deduction of all common fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional Death Benefit charge, and assume that no premium taxes apply.

Although we calculate the data shown in Table 2 the same way we calculate the standardized total returns shown in Table 1, only the performance data shown in Table 1 is the standardized total return for this variable annuity. We will not show the information in Table 2 without preceding or accompanying it by the information shown in Table 1.

                                    Table 2
                                 Total Returns
              (assuming each Annuitant age 70 or younger at issue)

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Inception    Date of
                               period   period   period  In Separate  Inception
                               ended    ended    ended   Account to  In Separate
                              12/31/00 12/31/00 12/31/00  12/31/00    Account*
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund                NA      NA      NA      -23.87     06/30/00
 AIM V.I. Growth Fund              NA      NA      NA      -30.32     06/30/00
 AIM V.I. Value Fund               NA      NA      NA      -20.63     06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio          NA      NA      NA        1.79     06/30/00
 Growth and Income Portfolio       NA      NA      NA      -25.33     06/30/00
 Quasar Portfolio                  NA      NA      NA      -18.87     06/30/00
Dreyfus
 Dreyfus Investment
  Portfolio -- Emerging
  Markets Fund                     NA      NA      NA      -32.34     06/30/00
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc.                             NA      NA      NA      -19.47     06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II                      -16.05    1.76      NA        4.57     01/04/95
 Federated International
  Small Company Fund II            NA      NA      NA      -21.75     06/30/00

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Inception    Date of
                               period   period   period  In Separate  Inception
                               ended    ended    ended   Account to  In Separate
                              12/31/00 12/31/00 12/31/00  12/31/00    Account*
--------------------------------------------------------------------------------
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio     0.59   10.50    14.86      11.77     05/02/88
 VIP Growth Portfolio          -18.41   16.27    17.51      14.81     05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio   -14.06   14.84       NA      18.48     01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio                    -10.94      NA       NA      12.06     05/01/97
 VIP III Mid Cap Portfolio         NA      NA       NA       1.46     06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund       0.95      NA       NA      14.18     05/01/97
 Money Market Fund**            -1.08    2.77     2.88       3.47     05/02/88
 Premier Growth Equity Fund    -12.33      NA       NA       2.14     05/03/99
 S&P 500 Index Fund            -16.45   15.22    15.73      13.43     05/02/88
 Small-Cap Value Equity Fund       NA      NA       NA       8.03     06/30/00
 U.S. Equity Fund               -7.77      NA       NA       5.88     05/01/98
 Value Equity Fund                 NA      NA       NA      -6.26     06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio   -38.40   17.13       NA      19.88     09/13/93
 Balanced Portfolio             -8.54   15.99       NA      16.59     10/02/95
 Capital Appreciation
  Portfolio                    -25.23      NA       NA      27.70     05/01/97
 Global Life Sciences
  Portfolio                        NA      NA       NA       1.58     06/30/00
 Global Technology Portfolio       NA      NA       NA     -38.94     06/30/00
 Growth Portfolio              -21.68   16.36       NA      15.58     09/13/93
 International Growth
  Portfolio                    -23.05      NA       NA      18.51     05/01/96
 Worldwide Growth Portfolio    -22.89   19.91       NA      19.67     09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series (formerly
  MFS(R) Growth Series)            NA      NA       NA     -15.68     06/30/00
 MFS(R) Investors Trust
  Series (formerly MFS(R)
  Growth with Income Series)       NA      NA       NA      -7.14     06/30/00
 MFS(R) New Discovery Series       NA      NA       NA     -15.85     06/30/00
 MFS(R) Utilities Series           NA      NA       NA      -3.31     06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Global
  Securities Fund/VA               NA      NA       NA     -11.46     06/30/00
 Oppenheimer Main Street
  Growth & Income Fund/VA          NA      NA       NA     -15.26     06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio            NA      NA       NA      -1.68     06/30/00
 High Yield Bond Portfolio         NA      NA       NA      -6.33     06/30/00
 Long-Term U.S. Government
  Bond Portfolio                   NA      NA       NA       5.46     06/30/00
 Total Return Bond Portfolio       NA      NA       NA       0.18     06/30/00
Rydex Variable Trust
 Rydex OTC Fund                    NA      NA       NA     -44.62     06/30/00
--------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Non-Standardized Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the Contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Contract. This data is not intended to guarantee or project future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000 (the portfolio inception), and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 3 through 6, below. The total returns of the portfolios have been reduced by most of the charges currently assessed under the Contract, as if the Contract had been in existence since the inception of the portfolio.

In Table 3, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the annual contract charge, the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the surrender charge. The returns do not reflect the optional Death Benefit charge, and assume no premium taxes apply. These returns also assume that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at Contract issue.

                                    Table 3
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
              (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         -17.73   13.06       NA   05/05/93
 AIM V.I. Growth Fund                       -27.16   14.27       NA   05/05/93
 AIM V.I. Value Fund                        -21.41   13.48       NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                   -23.50   19.07       NA   06/26/92
 Growth and Income Portfolio                  6.39   16.90       NA   01/14/91
 Quasar Portfolio                           -13.29      NA       NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                              -38.29      NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund                                      -17.84   16.06       NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II         -15.87    1.98       NA   03/01/94
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  0.81   10.73    15.09   10/09/86
 VIP Growth Portfolio                       -18.23   16.52    17.75   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                -13.87   15.08       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio          -10.75      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   25.73      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    1.17      NA       NA   05/01/97
 Money Market Fund**                         -0.87    2.99     3.09   06/30/85
 Premier Growth Equity Fund                 -12.14      NA       NA   12/12/97
 S&P 500 Index Fund                         -16.27   15.46    15.97   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -7.57   16.36       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -38.27   17.38       NA   09/13/93
 Balanced Portfolio                          -8.34   16.23       NA   09/13/93
 Capital Appreciation Portfolio             -25.07      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -21.51   16.60       NA   09/13/93
 International Growth Portfolio             -22.88   20.51       NA   05/02/94
 Worldwide Growth Portfolio                 -22.73   20.16       NA   09/13/93

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
  (formerly MFS(R) Growth Series)          -13.27      NA       NA   05/03/99
 MFS(R) Investors Trust Series (formerly
  MFS(R) Growth with Income Series)         -7.32   13.43       NA   10/09/95
 MFS(R) New Discovery Series                -9.12      NA       NA   04/29/98
 MFS(R) Utilities Series                    -0.12   18.26       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA      -2.15   19.91    13.84   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                  -15.75   12.84       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                      1.21      NA       NA   02/16/99
 High Yield Bond Portfolio                  -7.85      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio   13.97      NA       NA   04/30/99
 Total Return Bond Portfolio                 3.03      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                            -44.59      NA       NA   05/07/97
------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 4, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. In addition, non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge and the surrender charge. The non-standard total returns do not reflect the optional Death Benefit charge, and assume no premium taxes apply. These returns also assume either that the Annuitant or Joint Annuitant (if applicable) are older than age 70 at Contract issue.

                                    Table 4
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
                (assuming either Annuitant over age 70 at issue)

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund        -17.91   12.83      NA    05/05/93
 AIM V.I. Growth Fund                      -27.31   14.03      NA    05/05/93
 AIM V.I. Value Fund                       -21.58   13.24      NA    05/05/93
Alliance Variable Products Series Fund, Inc.
 Premier Growth Portfolio                  -23.67   18.83      NA    06/26/92
 Growth and Income Portfolio                 6.16   16.66      NA    01/14/91
 Quasar Portfolio                          -13.47      NA      NA    08/05/96
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                             -38.43      NA      NA    12/15/99
 The Dreyfus Socially Responsible Growth
  Fund                                     -18.01   15.82      NA    10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II        -16.05    1.76      NA    03/01/94
 Federated International Small Company
  Fund II                                      NA      NA      NA    05/01/00

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  0.59   10.50    14.86   10/09/86
 VIP Growth Portfolio                       -18.41   16.27    17.51   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                -14.06   14.84       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio          -10.94      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   25.46      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    0.95      NA       NA   05/01/97
 Money Market Fund**                         -1.08    2.77     2.88   06/30/85
 Premier Growth Equity Fund                 -12.33      NA       NA   12/12/97
 S&P 500 Index Fund                         -16.45   15.22    15.73   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -7.77   16.11       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -38.40   17.13       NA   09/13/93
 Balanced Portfolio                          -8.54   15.99       NA   09/13/93
 Capital Appreciation Portfolio             -25.23      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -21.68   16.36       NA   09/13/93
 International Growth Portfolio             -23.05   20.26       NA   05/02/94
 Worldwide Growth Portfolio                 -22.89   19.91       NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
  (formerly MFS(R) Growth Series)           -13.45      NA       NA   05/03/99
 MFS(R) Investors Trust Series (formerly
  MFS(R) Growth with Income Series)          -7.52   13.19       NA   10/09/95
 MFS(R) New Discovery Series                 -9.32      NA       NA   04/29/98
 MFS(R) Utilities Series                     -0.34   18.02       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA       -2.36   19.66    13.61   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                   -15.93   12.61       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                       1.00      NA       NA   02/16/99
 High Yield Bond Portfolio                   -8.05      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio    13.73      NA       NA   04/30/99
 Total Return Bond Portfolio                  2.81      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                             -44.72      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 5, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. The non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account) and the annual contract charge. They do not reflect the surrender charge or the optional Death Benefit charge, and assume no premium taxes apply. The non-standard total returns also assume that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at Contract issue.

                                    Table 5
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
              (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         -12.24   13.72       NA   05/05/93
 AIM V.I. Growth Fund                       -21.68   14.91       NA   05/05/93
 AIM V.I. Value Fund                        -15.92   14.13       NA   05/05/93
Alliance Variable Series Fund, Inc.
 Premier Growth Portfolio                   -18.02   19.64       NA   06/26/92
 Growth and Income Portfolio                 11.90   17.50       NA   01/14/91
 Quasar Portfolio                            -7.80      NA       NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                              -32.83      NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                -12.35   16.67       NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II         -10.38    2.90       NA   03/01/94
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  6.31   11.43    15.21   10/09/86
 VIP Growth Portfolio                       -12.74   17.12    17.86   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                 -8.38   15.70       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio           -5.25      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   31.26      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    6.67      NA       NA   05/01/97
 Money Market Fund**                          4.63    3.88     3.20   06/30/85
 Premier Growth Equity Fund                  -6.65      NA       NA   12/12/97
 S&P 500 Index Fund                         -10.78   16.08    16.08   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -2.07   16.96       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -32.80   17.97       NA   09/13/93
 Balanced Portfolio                          -2.84   16.84       NA   09/13/93
 Capital Appreciation Portfolio             -19.59      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -16.02   17.20       NA   09/13/93
 International Growth Portfolio             -17.40   21.05       NA   05/02/94
 Worldwide Growth Portfolio                 -17.24   20.71       NA   09/13/93

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
  (formerly MFS(R) Growth Series)           -7.78      NA       NA   05/03/99
 MFS(R) Investors Trust Series (formerly
  MFS(R) Growth with Income Series)         -1.82   14.08       NA   10/09/95
 MFS(R) New Discovery Series                -3.62      NA       NA   04/29/98
 MFS(R) Utilities Series                     5.38   18.84       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA       3.35   20.46    13.95   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                  -10.26   13.50       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                      6.72      NA       NA   02/16/99
 High Yield Bond Portfolio                  -2.35      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio   19.49      NA       NA   04/30/99
 Total Return Bond Portfolio                 8.54      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                            -39.13      NA       NA   05/07/97
------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 6, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. In addition, non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account and the annual contract charge). The returns do not reflect the surrender charge or the optional Death Benefit charge, and assume no premium taxes apply. The non-standard total returns also assume that either the Annuitant or Joint Annuitant are older than age 70 at Contract issue.

                                    Table 6
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
                (assuming either Annuitant over age 70 at issue)

                                         For the  For the  For the
                                          1-year   5-year  10-year
                                          period   period   period  Portfolio
                                          ended    ended    ended   Inception
                                         12/31/00 12/31/00 12/31/00   Date*
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund       -12.42   13.49      NA    05/05/93
 AIM V.I. Growth Fund                     -21.84   14.67      NA    05/05/93
 AIM V.I. Value Fund                      -16.09   13.90      NA    05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                 -18.19   19.39      NA    06/26/92
 Growth and Income Portfolio               11.67   17.26      NA    01/14/91
 Quasar Portfolio                          -7.98      NA      NA    08/05/96
Dreyfus
 Dreyfus Investment Portfolio-Emerging
  Markets Fund                            -32.96      NA      NA    12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                              -12.53   16.44      NA    10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II       -10.56    2.69      NA    03/01/94
 Federated International Small Company
  Fund II                                     NA      NA      NA    05/01/00

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  6.10   11.21    14.97   10/09/86
 VIP Growth Portfolio                       -12.92   16.88    17.62   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                 -8.57   15.47       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio           -5.44      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   31.00      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    6.46      NA       NA   05/01/97
 Money Market Fund**                          4.42    3.67     2.99   06/30/85
 Premier Growth Equity Fund                  -6.83      NA       NA   12/12/97
 S&P 500 Index Fund                         -10.96   15.85    15.85   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -2.27   16.72       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -32.94   17.73       NA   09/13/93
 Balanced Portfolio                          -3.04   16.60       NA   09/13/93
 Capital Appreciation Portfolio             -19.75      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -16.19   16.97       NA   09/13/93
 International Growth Portfolio             -17.56   20.81       NA   05/02/94
 Worldwide Growth Portfolio                 -17.41   20.47       NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
  (formerly MFS(R) Growth Series)            -7.96      NA       NA   05/03/99
 MFS(R) Investors Trust Series (formerly
  MFS(R) Growth with Income Series)          -2.02   13.85       NA   10/09/95
 MFS(R) New Discovery Series                 -3.82      NA       NA   04/29/98
 MFS(R) Utilities Series                      5.17   18.59       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA        3.14   20.22    13.72   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                   -10.44   13.27       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                       6.51      NA       NA   02/16/99
 High Yield Bond Portfolio                   -2.55      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio    19.25      NA       NA   04/30/99
 Total Return Bond Portfolio                  8.32      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                             -39.26      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Statement of Additional Information
Table of Contents

                                                                            Page
The Contracts.............................................................. B-
  Transfer of Annuity Units................................................ B-
  Net Investment Factor.................................................... B-
Termination of Participation Agreements.................................... B-
Calculation of Performance Data............................................ B-
  Money Market Subaccount.................................................. B-
  Other Subaccounts........................................................ B-
  Other Performance Data................................................... B-
Federal Tax Matters........................................................ B-
  Taxation of GE Life & Annuity............................................ B-
  IRS Required Distributions............................................... B-
General Provisions......................................................... B-
  Using the Contracts as Collateral........................................ B-
  The Beneficiary.......................................................... B-
  Non-Participating........................................................ B-
  Misstatement of Age or Gender............................................ B-
  Incontestability......................................................... B-
  Statement of Values...................................................... B-
  Trustee.................................................................. B-
  Written Notice........................................................... B-
Distribution of the Contracts.............................................. B-
Legal Developments Regarding Employment-Related Benefit Plans.............. B-
Regulation of GE Life & Annuity............................................ B-
Legal Matters.............................................................. B-
Experts.................................................................... B-
Financial Statements....................................................... B-

                               Dated May 1, 2001

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                     Street

________________________________________________________________________________
     City                            State                         Zip

Signature of Requestor: ________________________________________________________
                                          Date

                               Prospectus For The
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1154 4/00

                                   issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity contract (the "Contract") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Contract.

The Contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. Value
  Fund

Alliance Variable Products Series Fund, Inc.:
  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:
  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:
  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series (formerly MFS(R) Growth Series), MFS(R) Investors Trust Series (formerly MFS(R) Growth With Income Series), MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Rydex Variable Trust:
  Rydex OTC Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Contract before the Annuity Commencement Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about the Separate Account and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated May 1, 2001, concerning the Separate Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is May 1, 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Portfolio Annual Expenses...................................................   4

Synopsis....................................................................  17

Investment Results..........................................................  20

Financial Statements........................................................  21

GE Life and Annuity Assurance Company.......................................  22

The Separate Account........................................................  23

The Guarantee Account.......................................................  32

Charges and Other Deductions................................................  34

The Contract................................................................  39

Transfers...................................................................  42

Surrenders and Withdrawals..................................................  47

The Death Benefit...........................................................  50

Income Payments.............................................................  58

Federal Tax Matters.........................................................  63

Voting Rights...............................................................  72

Requesting Payments.........................................................  73

Distribution of the Contracts...............................................  74

Additional Information......................................................  76

Condensed Financial Information.............................................  78

Appendix A.................................................................. A-1

Appendix B.................................................................. B-1

Statement of Additional Information -- Table of Contents

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. We define these terms below.

Account or Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the purchase payments you make under the Contract, and other variable annuity contracts we issue.

Accumulation Unit -- An accounting unit of measure we use in calculating the Contract Value in the Account before the Annuity Commencement Date.

Annuitant/Joint Annuitant -- The Annuitant is the person(s) named in the Contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date stated in the Contract on which your income payments will commence, if any Annuitant is living on that date.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Contract Date -- The date we issue your Contract and your Contract becomes effective. Your Contract Date is shown in your Contract. We use it to determine Contract years and anniversaries.

Contract Value -- The value of the Contract equal to the amount allocated to the Subaccounts of the Account and the Guarantee Account.

Death Benefit -- The benefit provided under a Contract upon the death of any Annuitant before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) designated in the Contract who is alive (or in existence for non-natural entities) on the date of any Annuitant's death and who we will treat as the sole owner of the Contract following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office is at 6610 W. Broad St., Richmond, VA 23230. The term "we" may be used throughout this prospectus in connection with calculations of Contract Value; in these instances, the term "we" has the same meaning as Home Office.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Annuity Commencement Date. During the lifetime of the

Annuitant, the Owner also is entitled to the ownership rights stated in the Contract and is shown on the Contract data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Subaccount -- A subdivision of the Separate Account, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all states or in all markets.

Surrender Value -- The Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) less any applicable surrender charge and any applicable premium tax charge.

Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Fund does not value its shares. The term "date" may be used throughout this Prospectus in connection with calculations of Contract Value; in those instances, the term "date" has the same meaning as Valuation Day.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Contract. The table reflects expenses both of Subaccounts of the Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
-------------------------------------------------------------------------------
The maximum surrender charge (as a percentage
 of each purchase payment
 surrendered/withdrawn):                                                6%
 We reduce the surrender charge percentage
  over time. In general, the later you
  surrender or withdraw a purchase payment,
  the lower the surrender charge will be on
  that purchase payment.
(Note: During each Contract year, up to 10%
 of purchase payments plus any gain may be
 withdrawn without the imposition of the
 surrender charge. See Surrender Charge.)
Transfer Charge (for each transfer after the
 first in a calendar month)/1/                                        $10
                                                 Annuitant &
Annual Expenses (deducted daily as a           Joint Annuitant Either Annuitant
percentage                                     Age 70 or Less  Above Age 70 at
of Contract Value in the Separate Account):       at Issue          Issue
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge                   1.35%            1.55%
Administrative Expense Charge                        .15%             .15%
                                                    ----             ----
Total Annual Expenses                               1.50%            1.70%

Other Annual Expenses:
-------------------------------------------------------------------------------
Annual Contract Charge/2/                                             $30
Maximum Optional Death Benefit Charge ("ODB")
 (annual rate as a percentage of Contract
 Value)/3/                                                            .25%
Maximum Optional Enhanced Death Benefit
 Charge ("OEDB") (annual rate as a percentage
 of prior contract year's average Contract
 Value)/4/                                                            .35%
-------------------------------------------------------------------------------

 /1/We do not currently assess this charge; however, we reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month.
 /2/We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.
 /3/If the Optional Death Benefit applies. We currently charge .10% annually as a percentage of Contract Value.
 /4/If the Optional Enhanced Death Benefit applies. We are currently charging
    .20% annually as a percentage of your prior contract year's average Contract Value. This may be referred to as the "GE Earnings ProtectorSM" in our marketing materials.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                                     Total Annual
                                                                                       Expenses
                                    Management Fees                 Other Expenses  (after waivers
                                      (after fee                        (after           and
                                      waivers, as   12b-1  Service  Reimbursements, reimbursements
Portfolios                            applicable)   Fees*  Fees**   as applicable)  as applicable)
--------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund      0.61%       -- %    -- %        0.21%           0.82%
 AIM V.I. Growth Fund                    0.61        --      --          0.22            0.83
 AIM V.I. Value Fund                     0.61        --      --          0.23            0.84
Alliance Variable Products Series
Fund, Inc./1/
 Growth and Income Portfolio --
  Class B Shares                         0.63       0.25     --          0.07            0.95
 Premier Growth Portfolio -- Class
  B Shares                               1.00       0.25     --          0.05            1.30
 Quasar Portfolio -- Class B Shares      0.81       0.25     --          0.14            1.20
Dreyfus/2/
 Dreyfus Investment Portfolios --
   Dreyfus Emerging Markets
  Portfolio -- Initial Class Shares      1.25        --      --          0.75            2.00
 The Dreyfus Socially Responsible
  Growth Fund, Inc. -- Initial
  Class Shares                           0.75        --      --          0.03            0.78
Federated Insurance Series/3/
 Federated High Income Bond Fund II
   -- Service Shares                     0.60        --     0.10         0.16            0.86
 Federated International Small
  Company Fund II                        0.15        --     0.10         1.25            1.50
Fidelity Variable Insurance
Products Fund (VIP)/4/
 VIP Equity-Income Portfolio --
   Service Class 2 Shares                0.48       0.25     --          0.10            0.83
 VIP Growth Portfolio -- Service
  Class 2 Shares                         0.57       0.25     --          0.09            0.91
Fidelity Variable Insurance
Products Fund (VIP II)/5/
 VIP II Contrafund Portfolio --
   Service Class 2 Shares                0.57       0.25     --          0.10            0.92
Fidelity Variable Insurance
Products Fund (VIP III)/6/
 VIP III Growth & Income
  Portfolio -- Service Class 2
  Shares                                 0.48       0.25     --          0.12            0.85
 VIP III Mid Cap Portfolio --
   Service Class 2 Shares                0.57       0.25     --          0.17            0.99
GE Investments Funds, Inc./7/
 Mid-Cap Value Equity Fund               0.65        --      --          0.05            0.70
 Money Market Fund                       0.28        --      --          0.04            0.32
 Premier Growth Equity Fund              0.65        --      --          0.02            0.67
 S&P 500 Index Fund                      0.35        --      --          0.04            0.39
 Small-Cap Value Equity Fund             0.80        --      --          0.19            0.99
 U.S. Equity Fund                        0.55        --      --          0.04            0.59
 Value Equity Fund                       0.65        --      --          0.19            0.84
Janus Aspen Series/8/
 Aggressive Growth Portfolio --
   Service Shares                        0.65       0.25     --          0.02            0.92

                                                                           Total Annual
                                                                             Expenses
                          Management Fees                 Other Expenses  (after waivers
                            (after fee                        (after           and
                            waivers, as   12b-1  Service  Reimbursements, reimbursements
Portfolios                  applicable)   Fees*  Fees**   as applicable)  as applicable)
----------------------------------------------------------------------------------------
 Balanced Portfolio --
   Service Shares              0.65%      0.25%    -- %        0.02%           0.92%
 Capital Appreciation
  Portfolio -- Service
  Shares                       0.65       0.25     --          0.02            0.92
 Global Life Sciences
  Portfolio -- Service
  Shares                       0.65       0.25     --          0.30            1.20
 Global Technology
  Portfolio -- Service
  Shares                       0.65%      0.25%    --          0.04            0.94
 Growth Portfolio --
   Service Shares              0.65       0.25     --          0.02            0.92
 International Growth
  Portfolio -- Service
  Shares                       0.65       0.25     --          0.06            0.96
 Worldwide Growth
  Portfolio -- Service
  Shares                       0.65       0.25     --          0.05            0.95
MFS(R) Variable
Insurance Trust/9/
 MFS(R) Investors Growth
  Stock Series (formerly
  MFS(R) Growth
  Series) -- Service
  Class Shares                 0.75       0.20     --          0.15            1.10
 MFS(R) Investors Trust
  Series (formerly
  MFS(R) Growth with
  Income Series --
   Service
  Class Shares                 0.75       0.20     --          0.11            1.06
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 0.90       0.20     --          0.15            1.25
 MFS(R) Utilities
  Series -- Service
  Class Shares                 0.75       0.20     --          0.15            1.10
Oppenheimer Variable
Account Funds
 Oppenheimer Global
  Securities Fund/VA--
  Service Shares               0.64       0.15     --          0.04            0.83
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       0.70       0.15     --          0.03            0.88
PIMCO Variable Insurance
Trust/10/
 Foreign Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15         0.51            0.91
 High Yield Bond
  Portfolio --
  Administrative Shares        0.25        --     0.15         0.35            0.75
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15         0.25            0.65
 Total Return Bond
  Portfolio --
   Administrative Shares       0.25        --     0.15         0.25            0.65
Rydex Variable Trust
 Rydex OTC Fund                0.75        --     0.25         0.46            1.46
----------------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the Contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Contracts will be remitted to GE Life & Annuity.

 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 2000 would have been 1.41% for the Quasar Portfolio, consisting of 1.00% management fees, .25% 12b-1 fee and .16% other expenses.

 /2/The annual expenses for the Dreyfus Investment Portfolio Emerging Markets
    Portfolio reflect the portfolio adviser's waiver of fees or reimbursements for the year ending December 31, 2000. Absent these waivers and reimbursements, the total annual expense for the portfolio would have been 3.86% consisting of 1.25% for management fees and 2.61% for other fees.

 /3/The shareholder services provider of the Federated High Income Bond II and Federated International Small Company Fund II voluntarily elected not to accrue a portion of the shareholder services fee during the fiscal year ending December 31, 2000. The shareholder services fee paid by the Fund after the voluntary reduction was .10%. Absent such reduction, the total annual expenses for the Federated High Income Bond Fund II would have been 1.01% consisting of .60% management fee, .25% service fee and .16% other fees; total annual expenses for the International Small Company Fund II would have been 5.99%, consisting of 1.25% management fee, .25% service share fee and 4.49% other fees. The shareholder services provider can terminate this voluntary reduction at any time.

    Although the Federated International Small Company Fund II adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Federated International Small Company Fund II did not pay or accrue a distribution (12b-1) fee during the fiscal year ending December 31, 2000. The Federated International Small Company Fund II has no present intention of paying or accruing a distribution (12b-1) fee during the fiscal year ending December 31, 2001.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP Equity-Income Portfolio during 2000 would have been .82%; the total annual expenses of the VIP Growth would have been .90%. See the accompanying fund prospectus for details.

 /5/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP II Contrafund Portfolio during 2000 would have been .90%. See the accompanying fund prospectus for details.

 /6/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP III Growth & Income Portfolio during 2000 would have been .84%. See the accompanying fund prospectus for details.

 /7/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /8/Expenses, for the Janus Aspen Series, are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

 /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been: total annual expenses of 1.12% for the MFS Investor Growth Stock Series (formerly MFS Growth Series), consisting of .75% management fees, .20% 12b-1 fee and .17% other expenses; total annual expenses of 1.07% for the MFS Investors Trust Series (formerly Growth With Income), consisting of .75% management fee, .20% 12b-1 fee and .12% other expenses; total annual expenses of 1.29% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and .19% other expenses; total expenses of 1.11% for the MFS Utilities Series, consisting of .75% management fee, .20% 12b-1 fees and .16% other expenses. MFS has contractually agreed to waive other expenses to ensure they are no more than .15% after non-contractual expenses are included.

/10/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares. Absent fee waivers or reimbursements, the total annual expenses of the Total Return Bond Portfolio during 2000 would have been total annual expenses of .66%, consisting of .25% management fees, .15% service fees and .26% other expenses.
EXAMPLES


These examples show what your costs would be under certain hypothetical situations. The examples vary based on the Annuitant's age at issue, the riders selected, and whether you surrender or annuitize your contract. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waiver and expense reimbursements provided by some of the Funds will continue for the periods shown. We cannot guarantee that they will continue. The examples assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value attributable to the hypothetical investment (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). To the extent the examples reflect charges for the optional Death Benefit and the optional enhanced Death Benefit, the examples assume that the maximum charges apply (for the optional Death Benefit, this is .25% times the Contract Value at the time of deduction; for the optional enhanced Death Benefit, this is .35% times the average of the Contract Value at the beginning of the previous Contract year and at the end of the previous Contract year) apply. If each Annuitant is age 70 or younger at the time of issue, the examples assume that the mortality and expense risk charge is 1.35% of Contract Value in the Separate Account and that the administrative expense charge is .15% of Contract Value in the Separate Account. If either Annuitant is older than age 70 at issue, the examples assume that the mortality and expense risk charge is 1.55% of Contract Value in the Separate Account and the administrative expense charge is .15% of Contract Value in the Separate Account.

                                     * * *
Examples: An Owner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

1. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is age 70 or younger at issue):

                                                 Without ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            78.51  129.45  174.05   275.63
 AIM V.I. Growth Fund                          78.61  129.75  174.55   276.63
 AIM V.I. Value Fund                           78.81  130.05  175.05   277.63
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   79.81  133.35  180.54   288.52
 Premier Growth Portfolio                      83.30  143.77  197.81   322.35
 Quasar Portfolio                              82.31  140.81  192.91   312.81
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 90.25  164.29  231.41   386.23
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         78.11  128.25  172.04   271.63
Federated Insurance Series
 Federated High Income Bond Fund II            78.91  130.65  176.05   279.62
 Federated International Small Company Fund II 85.29  149.68  207.53   341.10
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   78.61  129.75  174.55   276.63
 VIP Growth Portfolio                          79.41  132.15  178.55   284.58
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   79.51  132.45  179.05   285.56
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             78.81  130.35  175.55   278.62
 VIP III Mid Cap Portfolio                     80.21  134.55  182.53   292.45
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     77.31  125.84  168.02   263.57
 Money Market Fund                             73.50  114.31  148.67   224.32
 Premier Growth Equity Fund                    77.01  124.93  166.50   260.53
 S&P 500 Index Fund                            74.20  116.44  152.26   231.67
 Small Cap Value Equity Fund                   80.21  134.55  182.53   292.45
 U.S. Equity Fund                              76.21  122.51  162.46   252.37
 Value Equity Fund                             78.71  130.05  175.05   277.63
Janus Aspen Series
 Aggressive Growth Portfolio                   79.51  132.45  179.05   285.56
 Balanced Portfolio                            79.51  132.45  179.05   285.56
 Capital Appreciation Portfolio                79.51  132.45  179.05   285.56
 Global Life Sciences Portfolio                82.31  140.81  192.91   312.81
 Global Technology Portfolio                   79.71  133.05  180.44   287.54
 Growth Portfolio                              79.51  132.45  179.05   285.56
 International Growth Portfolio                79.91  133.65  181.04   289.51
 Worldwide Growth Portfolio                    79.81  133.35  180.54   288.52
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          81.31  137.83  187.98   303.18
 MFS(R) Investors Trust Series                 80.91  136.64  186.00   299.29
 MFS(R) New Discovery Series                   82.81  142.29  195.36   317.59
 MFS(R) Utilities Series                       81.31  137.83  187.98   303.18
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         78.61  129.75  174.55   276.63
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      79.11  131.25  177.05   281.60
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        79.41  132.15  178.55   284.58
 High Yield Bond Portfolio                     77.81  127.34  170.54   268.61
 Long-Term U.S. Government Bond Portfolio      76.81  124.33  165.49   258.49
 Total Return Bond Portfolio                   76.81  124.33  165.49   258.49
Rydex Variable Trust
 Rydex OTC Fund                                84.90  148.50  205.60   337.39
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                                 Without ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            24.51   75.45  129.05   275.63
 AIM V.I. Growth Fund                          24.61   75.75  129.55   276.63
 AIM V.I. Value Fund                           24.71   76.05  130.05   277.63
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   25.81   79.35  135.54   288.54
 Premier Growth Portfolio                      29.30   89.77  152.81   322.35
 Quasar Portfolio                              28.31   86.81  147.91   312.81
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 36.25  110.29  186.41   386.23
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         24.11   74.25  127.04   271.63
Federated Insurance Series
 Federated High Income Bond Fund II            24.91   76.65  131.05   279.62
 Federated International Small Company Fund II 31.29   95.68  162.53   341.10
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   24.61   75.75  129.55   276.63
 VIP Growth Portfolio                          25.41   78.15  133.55   284.58
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   25.51   78.45  134.05   285.56
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             24.81   76.35  130.55   278.62
 VIP III Mid Cap Portfolio                     26.21   80.55  137.53   292.45
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     23.31   71.84  123.02   263.57
 Money Market Fund                             19.50   60.31  103.67   224.32
 Premier Growth Equity Fund                    23.01   70.93  121.50   260.53
 S&P 500 Index Fund                            20.20   62.44  107.26   231.67
 Small Cap Value Equity Fund                   26.21   80.55  137.53   292.45
 U.S. Equity Fund                              22.21   68.51  117.46   252.37
 Value Equity Fund                             24.71   76.05  130.05   277.63
Janus Aspen Series
 Aggressive Growth Portfolio                   25.51   78.45  134.05   285.56
 Balanced Portfolio                            25.51   78.45  134.05   285.56
 Capital Appreciation Portfolio                25.51   78.45  134.05   285.56
 Global Life Sciences Portfolio                28.31   86.81  147.91   312.81
 Global Technology Portfolio                   25.71   79.05  135.04   287.54
 Growth Portfolio                              25.51   78.45  134.05   285.56
 International Growth Portfolio                25.91   79.65  136.04   289.51
 Worldwide Growth Portfolio                    25.81   79.35  135.54   288.52
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          27.31   83.83  142.98   303.18
 MFS(R) Investors Trust Series                 26.91   82.64  141.00   299.29
 MFS(R) New Discovery Series                   28.81   88.29  150.36   317.59
 MFS(R) Utilities Series                       27.31   83.83  142.98   303.18
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         24.61   75.75  129.55   276.63
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      25.11   77.25  132.05   281.60
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        25.41   78.15  133.55   284.58
 High Yield Portfolio                          23.81   73.34  125.54   268.61
 Long-Term U.S. Government Bond Portfolio      22.81   70.33  120.49   258.49
 Total Return Bond Portfolio                   22.81   70.33  120.49   258.49
Rydex Variable Trust
 Rydex OTC Fund                                30.90   94.50  160.60   337.39
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

3. If you surrender* your Contract at the end of the applicable period (assuming each Annuitant is age 70 or younger at issue):

                                                   With Optional Death Benefit
                                                              Rider
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund              81.01  143.90  200.30   330.45
 AIM V.I. Growth Fund                            81.11  144.19  200.79   331.39
 AIM V.I. Value Fund                             81.21  144.49  201.28   332.33
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                     82.31  147.75  206.64   342.62
 Premier Growth Portfolio                        85.79  158.04  223.48   374.54
 Quasar Portfolio                                84.80  155.11  218.70   365.55
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                           92.72  178.30  256.26   434.80
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                           80.61  142.71  198.34   326.67
Federated Insurance Series
 Federated High Income Bond Fund II              81.41  145.08  202.25   334.21
 Federated International Small Company Fund II   87.78  163.88  232.97   392.24
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                     81.11  144.19  200.79   331.39
 VIP Growth Portfolio                            81.91  146.57  204.69   338.90
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                     82.01  146.86  205.18   339.83
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio               81.31  144.79  201.77   333.27
 VIP III Mid Cap Portfolio                       82.71  148.93  208.58   346.33
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                       79.81  140.33  194.41   319.06
 Money Market Fund                               76.01  128.94  175.53   282.00
 Premier Growth Equity Fund                      79.51  139.43  192.94   316.19
 S&P 500 Index Fund                              76.71  131.05  179.04   288.94
 Small Cap Value Equity Fund                     82.71  148.93  208.58   346.33
 U.S. Equity Fund                                78.71  137.05  188.99   308.49
 Value Equity Fund                               81.21  144.49  201.28   332.33
Janus Aspen Series
 Aggressive Growth Portfolio                     82.01  146.86  205.18   339.83
 Balanced Portfolio                              82.01  146.86  205.18   339.83
 Capital Appreciation Portfolio                  82.01  146.86  205.18   339.83
 Global Life Sciences Portfolio                  84.80  155.11  218.70   365.55
 Global Technology Portfolio                     82.21  147.75  206.15   341.69
 Growth Portfolio                                82.01  146.86  205.18   339.83
 International Growth Portfolio                  82.41  148.05  207.12   343.55
 Worldwide Growth Portfolio                      82.31  147.75  206.64   342.62
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            83.80  152.18  213.89   356.45
 MFS(R) Investors Trust Series                   83.40  151.00  211.96   352.79
 MFS(R) New Discovery Series                     85.29  156.58  221.09   370.06
 MFS(R) Utilities Series                         83.80  152.18  213.89   356.45
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           81.11  144.19  200.79   331.39
 Oppenheimer Main Street Growth & Income Fund/VA 81.61  145.68  203.23   336.09
PIMCO Variable Insurance Trust
 Foreign Bond                                    81.91  146.57  204.69   338.90
 High Yield Bond Portfolio                       80.31  141.82  196.87   323.83
 Long-Term U.S. Government Bond Portfolio        79.31  138.84  191.95   314.27
 Total Return Bond Portfolio                     79.31  138.84  191.95   314.27
Rydex Variable Trust
 Rydex OTC Fund                                  87.38  162.71  231.08   388.73
--------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or you do not surrender (assuming each Annuitant is age 70 or younger at issue)*:

                                                 With Optional Death Benefit
                                                            Rider
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            27.01   89.90  155.30   330.45
 AIM V.I. Growth Fund                          27.11   90.19  155.79   331.39
 AIM V.I. Value Fund                           27.21   90.49  156.28   332.33
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   28.31   93.75  161.64   342.62
 Premier Growth Portfolio                      31.79  104.04  178.48   374.54
 Quasar Portfolio                              30.80  101.11  173.70   365.55
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 38.72  124.30  211.26   434.80
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         26.61   88.71  153.34   326.67
Federated Insurance Series
 Federated High Income Bond Fund II            27.41   91.08  157.25   334.21
 Federated International Small Company Fund II 33.78  109.88  187.97   392.24
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   27.11   90.19  155.79   331.39
 VIP Growth Portfolio                          27.91   92.57  159.69   338.90
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   28.01   92.86  160.18   339.83
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             27.31   90.79  156.77   333.27
 VIP III Mid Cap Portfolio                     28.71   94.93  163.58   346.33
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     25.81   86.33  149.41   319.06
 Money Market Fund                             22.01   74.94  130.53   282.00
 Premier Growth Equity Fund                    25.51   85.43  147.94   316.19
 S&P 500 Index Fund                            22.71   77.05  134.04   288.94
 Small Cap Value Equity Fund                   28.71   94.93  163.58   346.33
 U.S. Equity Fund                              24.71   83.05  143.99   308.49
 Value Equity Fund                             27.21   90.49  156.28   332.33
Janus Aspen Series
 Aggressive Growth Portfolio                   28.01   92.86  160.18   339.83
 Balanced Portfolio                            28.01   92.86  160.18   339.83
 Capital Appreciation Portfolio                28.01   92.86  160.18   339.83
 Global Life Sciences Portfolio                30.80  101.11  173.30   365.55
 Global Technology Portfolio                   28.21   93.45  161.15   341.69
 Growth Portfolio                              28.01   92.86  160.18   339.83
 International Growth Portfolio                28.41   94.05  162.12   343.55
 Worldwide Growth Portfolio                    28.31   93.75  161.64   342.62
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          29.80   98.18  168.89   356.45
 MFS(R) Investors Trust Series                 29.40   97.00  166.96   352.79
 MFS(R) New Discovery Series                   31.29  102.58  176.09   370.06
 MFS(R) Utilities Series                       29.80   98.18  168.99   356.45
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         27.11   90.19  155.79   331.39
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      27.61   91.68  158.23   336.09
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        27.91   92.57  159.69   338.90
 High Yield Portfolio                          25.31   84.84  146.95   314.27
 Long-Term U.S. Government Bond Portfolio      26.31   87.82  151.87   323.83
 Total Return Bond Portfolio                   25.31   84.84  146.95   314.27
Rydex Variable Trust
 Rydex OTC Fund                                33.38  108.71  186.08   388.73
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

5. If you surrender* your Contract at the end of the applicable period (assuming either Annuitant is over age 70 at issue):

                                                 Without ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            80.51  135.44  184.02   295.39
 AIM V.I. Growth Fund                          80.61  135.74  184.52   296.37
 AIM V.I. Value Fund                           80.71  136.04  185.01   297.34
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   81.81  139.32  190.45   308.01
 Premier Growth Portfolio                      85.21  149.68  207.53   341.10
 Quasar Portfolio                              84.30  146.73  202.68   331.78
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 92.23  170.07  240.78   403.60
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         80.11  134.25  182.03   291.47
Federated Insurance Series
 Federated High Income Bond Fund II            80.91  136.64  186.00   299.29
 Federated International Small Company Fund II 87.28  155.55  217.16   359.45
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   80.61  135.74  184.52   296.37
 VIP Growth Portfolio                          81.41  138.13  188.47   304.15
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   81.51  138.43  188.97   305.11
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             80.81  136.34  185.51   298.32
 VIP III Mid Cap Portfolio                     82.21  140.51  192.41   311.86
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     79.31  131.85  178.05   283.59
 Money Market Fund                             75.51  120.39  158.90   245.18
 Premier Growth Equity Fund                    79.01  130.95  176.55   280.60
 S&P 500 Index Fund                            76.21  122.51  162.46   252.37
 Small Cap Value Equity Fund                   82.21  140.51  192.41   311.86
 U.S. Equity Fund                              78.21  128.55  172.55   272.63
 Value Equity Fund                             80.71  136.04  185.01   297.34
Janus Aspen Series
 Aggressive Growth Portfolio                   81.51  138.43  188.97   305.11
 Balanced Portfolio                            81.51  138.43  188.97   305.11
 Capital Appreciation Portfolio                81.51  138.43  188.97   305.11
 Global Life Sciences Portfolio                84.30  146.73  202.68   331.78
 Global Technology Portfolio                   81.71  139.02  189.95   307.04
 Growth Portfolio                              81.51  138.43  188.97   305.11
 International Growth Portfolio                81.91  139.62  190.94   308.97
 Worldwide Growth Portfolio                    81.81  139.32  190.45   308.01
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          83.30  143.77  197.81   322.35
 MFS(R) Investors Trust Series                 82.91  142.59  195.85   318.55
 MFS(R) New Discovery Series                   84.80  148.21  205.11   336.45
 MFS(R) Utilities Series                       83.30  143.77  197.81   322.35
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         80.61  135.74  184.52   296.37
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      81.11  137.23  186.99   301.24
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        81.41  138.13  188.47   304.15
 High Yield Portfolio                          79.81  133.35  180.54   288.52
 Long-Term U.S. Government Bond Portfolio      78.81  130.35  175.55   278.62
 Total Return Bond Portfolio                   78.81  130.35  175.55   278.62
Rydex Variable Trust
 Rydex OTC Fund                                86.88  154.38  215.24   355.82
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

6. If you annuitize at the end of the applicable period, or do not surrender (assuming either Annuitant is over age 70 at issue)*:

                                                 Without ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            26.51   81.44  139.02   295.39
 AIM V.I. Growth Fund                          26.61   81.74  139.52   296.37
 AIM V.I. Value Fund                           26.71   82.04  140.01   297.34
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   27.81   85.32  145.45   308.01
 Premier Growth Portfolio                      31.29   95.68  162.53   341.10
 Quasar Portfolio                              30.30   92.73  157.68   331.78
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 38.23  116.07  195.78   403.60
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         26.11   80.25  137.03   291.47
Federated Insurance Series
 Federated High Income Bond Fund II            26.91   82.64  141.00   299.29
 Federated International Small Company Fund II 33.28  101.55  172.76   359.45
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   26.61   81.74  139.52   296.37
 VIP Growth Portfolio                          27.41   84.13  143.47   304.15
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   27.51   84.43  143.97   305.11
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             26.81   82.34  140.51   298.32
 VIP III Mid Cap Portfolio                     28.21   86.51  147.41   311.86
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     25.31   77.85  133.05   283.59
 Money Market Fund                             21.51   66.39  113.90   245.18
 Premier Growth Equity Fund                    25.01   76.95  131.55   280.61
 S&P 500 Index Fund                            22.21   68.51  117.46   252.37
 Small Cap Value Equity Fund                   28.21   86.51  147.41   311.86
 U.S. Equity Fund                              24.21   74.55  127.55   272.63
 Value Equity Fund                             26.71   82.04  140.01   297.34
Janus Aspen Series
 Aggressive Growth Portfolio                   27.51   84.43  143.97   305.11
 Balanced Portfolio                            27.51   84.43  143.97   305.11
 Capital Appreciation Portfolio                27.51   84.43  143.97   305.11
 Global Life Sciences Portfolio                30.30   92.73  157.68   331.78
 Global Technology Portfolio                   27.71   85.02  144.95   307.04
 Growth Portfolio                              27.51   84.43  143.97   305.11
 International Growth Portfolio                27.91   85.62  145.94   308.97
 Worldwide Growth Portfolio                    27.81   85.32  145.45   308.01
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          29.30   89.77  152.81   322.35
 MFS(R) Investors Trust Series                 28.91   88.59  150.85   318.55
 MFS(R) New Discovery Series                   30.80   94.21  160.11   336.45
 MFS(R) Utilities Series                       29.30   89.77  152.81   322.35
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         26.61   81.74  139.52   296.37
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      27.11   83.23  141.99   301.24
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        27.41   84.13  143.47   304.15
 High Yield Portfolio                          25.81   79.35  135.54   288.52
 Long-Term U.S. Government Bond Portfolio      24.81   76.35  130.55   278.62
 Total Return Bond Portfolio                   24.81   76.35  130.55   278.62
Rydex Variable Trust
 Rydex OTC Fund                                32.88  100.38  170.24   355.82
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

7. If you surrender* your Contract at the end of the applicable period (assuming either Annuitant is over age 70 at issue):

                                                  With ODB and OEDB Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Funds           83.01  149.82  210.03   349.10
 AIM V.I. Growth Fund                          83.11  150.11  210.51   350.03
 AIM V.I. Value Fund                           83.20  150.41  211.00   350.95
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                   84.30  153.65  216.30   361.01
 Premier Growth Portfolio                      87.78  163.88  232.97   392.24
 Quasar Portfolio                              86.78  160.97  228.24   383.44
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Fund                                 94.69  184.01  265.41   451.17
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                         82.61  148.64  208.09   345.41
Federated Insurance Series
 Federated High Income Bond Fund II            83.40  151.00  211.96   352.79
 Federated International Small Company Fund II 89.76  169.68  242.36   409.55
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                   83.11  150.11  210.51   350.03
 VIP Growth Portfolio                          83.90  152.47  214.38   357.37
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                   84.00  152.76  214.86   358.28
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio             83.30  150.70  211.48   351.87
 VIP III Mid Cap Portfolio                     84.70  154.82  218.22   364.64
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     81.81  146.27  204.20   337.96
 Money Market Fund                             78.01  134.95  185.52   301.70
 Premier Growth Equity Fund                    81.51  145.38  202.74   335.15
 S&P 500 Index Fund                            78.71  137.05  188.99   308.49
 Small Cap Value Equity Fund                   84.70  154.82  218.22   364.64
 U.S. Equity Fund                              80.71  143.01  198.83   327.62
 Value Equity Fund                             83.20  150.41  211.00   350.95
Janus Aspen Series
 Aggressive Growth Portfolio                   84.00  152.76  214.86   358.28
 Balanced Portfolio                            84.00  152.76  214.86   358.28
 Capital Appreciation Portfolio                84.00  152.76  214.86   358.28
 Global Life Sciences Portfolio                86.78  160.97  228.24   383.44
 Global Technology Portfolio                   84.20  153.35  215.82   360.10
 Growth Portfolio                              84.00  152.76  214.86   358.28
 International Growth Portfolio                84.40  153.94  216.78   361.92
 Worldwide Growth Portfolio                    84.30  153.65  216.30   361.01
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series          85.79  158.04  223.48   374.54
 MFS(R) Investors Trust Series                 85.39  156.87  221.57   370.96
 MFS(R) New Discovery Series                   87.28  162.42  230.61   387.85
 MFS(R) Utilities Series                       85.79  158.04  223.48   374.54
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA         83.11  150.11  210.51   350.03
 Oppenheimer Main Street Growth & Income
  Fund/VA                                      83.60  151.59  212.93   354.62
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                        83.90  152.47  214.38   357.57
 High Yield Portfolio                          82.31  147.75  206.64   342.62
 Long-Term U.S. Government Bond Portfolio      81.31  144.79  201.77   333.27
 Total Return Bond Portfolio                   81.31  144.79  201.77   333.27
Rydex Variable Trust
 Rydex OTC Fund                                89.36  168.52  240.49   406.12
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

8. If you annuitize at the end of the applicable period, or do not surrender (assuming either Annuitant is over age 70 at issue)*:

                                                    With ODB and OEDB Riders
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Funds             29.01   95.82  165.03   349.10
 AIM V.I. Growth Fund                            29.11   96.11  165.51   350.03
 AIM V.I. Value Fund                             29.20   96.41  166.00   350.95
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                     30.30   99.65  171.30   361.01
 Premier Growth Portfolio                        33.78  109.88  189.97   392.24
 Quasar Portfolio                                32.78  106.97  183.24   383.44
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio                                      40.69  130.01  220.41   451.17
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                           28.61   94.64  163.09   345.41
Federated Insurance Series
 Federated High Income Bond Fund II              29.40   97.00  166.96   352.79
 Federated International Small Company Fund II   35.76  115.68  197.36   409.55
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                     29.11   96.11  165.51   350.03
 VIP Growth Portfolio                            29.90   98.47  169.38   357.37
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Contrafund Portfolio                     30.00   98.76  169.86   358.28
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio               29.30   96.70  166.48   351.87
 VIP III Mid Cap Portfolio                       30.70  100.82  173.22   364.64
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                       27.81   92.27  159.20   337.96
 Money Market Fund                               24.01   80.95  140.52   301.70
 Premier Growth Equity Fund                      27.51   91.38  157.74   335.15
 S&P 500 Index Fund                              24.71   83.05  143.99   308.49
 Small Cap Value Equity Fund                     30.70  100.82  173.22   364.64
 U.S. Equity Fund                                26.71   89.01  153.83   327.62
 Value Equity Fund                               29.20   96.41  166.00   350.95
Janus Aspen Series
 Aggressive Growth Portfolio                     30.00   98.76  169.86   358.28
 Balanced Portfolio                              30.00   98.76  169.86   358.28
 Capital Appreciation Portfolio                  30.00   98.76  169.86   358.28
 Global Life Sciences Portfolio                  32.78  106.97  183.24   383.44
 Growth Portfolio                                30.00   98.76  169.86   358.28
 Global Technology Portfolio                     30.20   99.35  170.82   360.10
 International Growth Portfolio                  30.40   99.94  171.78   361.92
 Worldwide Growth Portfolio                      30.30   99.65  171.30   361.01
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series            31.79  104.04  178.48   374.54
 MFS(R) Investors Trust Series                   31.39  102.87  176.57   370.96
 MFS(R) New Discovery Series                     33.28  108.42  185.61   387.85
 MFS(R) Utilities Series                         31.79  104.04  178.48   374.54
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA           29.11   96.11  165.51   350.03
 Oppenheimer Main Street Growth & Income Fund/VA 29.60   97.59  167.93   354.62
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                          29.90   98.47  169.38   357.37
 Long-Term U.S. Government Bond Portfolio        27.31   90.79  156.77   333.27
 High Yield Portfolio                            28.31   93.75  161.64   342.62
 Total Return Bond Portfolio                     27.31   90.79  156.77   333.27
Rydex Variable Trust
 Rydex OTC Fund                                  35.36  114.52  195.49   406.12

--------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

OTHER CONTRACTS

We offer other variable annuity contracts which also may invest in the same (or many of the same) portfolios of the Funds offered under the Contract. These contracts have different charges that could affect their Subaccounts' performance, and they offer different benefits.

Synopsis

What type of Contract am I buying? The Contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This Prospectus only provides disclosure about the Contract. Certain features described in this Prospectus may vary from your Contract. See The Contract.

How does the Contract work? Once we approve your application, we will issue a Contract to you. During the accumulation period, while you are paying in, you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Contract to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Contract.

What are my variable investment choices? Through its 41 Subaccounts, the Account uses your purchase payments to purchase shares, at your direction, in one or more portfolios of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See The Separate
Account -- Subaccounts.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. See Transfers Before the Annuity Commencement Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Contract? Should you withdraw Contract Value before your purchase payments have been in your Contract for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Contract. We may waive the surrender charge in certain circumstances. We will decuct amounts surrendered first from any gain in the Contract and then from purchase payments made. See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for Contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account. These charges consist of a .15% administrative expense charge and a 1.35% mortality and expense risk charge (1.55% where either Annuitant was older than age 70 at issue). Additionally, we may impose a $30 annual contract charge. We also charge for the optional Death Benefit and the optional enhanced Death Benefit. For a complete discussion of all charges associated with the Contract, See Charges and Other Deductions.

If your state assesses a premium tax with respect to your Contract, then at the time your Contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or Contract Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see Distribution of the Contracts.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See The Contract -- Purchase Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Annuity Commencement Value and other factors. See Income Payments.

What happens if an Annuitant dies before the Annuity Commencement Date? Before the Annuity Commencement Date, if any Annuitant dies while the Contract is in force, we will treat the Designated Beneficiary as the sole Owner of the Contract, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. You may elect to have your Designated Beneficiary receive the basic Death Benefit or, for a fee, one of our optional Death Benefits. See The Death Benefit.

May I Transfer Contract Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100.

See The Contract -- Transfers Before the Annuity Commencement Date and Income Payments -- Transfers After the Annuity Commencement Date.

May I surrender the Contract or make a withdrawal? Yes, subject to Contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the Contract or make a withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or withdrawal, a 10% penalty tax. A surrender or a withdrawal may also be subject to withholding. See Federal Tax Matters. A withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable surrender charge and premium tax) reduces Contract Value. See The Death Benefit.

Do I get a free look at this Contract? Yes. You have the right to return the Contract to us at our Home Office, and have us cancel the Contract within a certain number of days (usually 10 days from the date you receive the Contract, but some states require different periods).

If you exercise this right, we will cancel the Contract as of the day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See Return Privilege.

When are my allocations effective? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts you choose.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges and annual contract charges. Results calculated without surrender charges and annual contract charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund charges and expenses and the administrative expense charge which is equal to .15% of Contract Value in the Separate Account. They assume that the applicable mortality and expense risk charge is at an effective annual rate of 1.55% against the daily net asset value of the Separate Account (which is the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue). (The mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue is at an effective annual rate of 1.35%.) They also assume that the $30 annual contract charge is equivalent to 0.1% of Contract Value (this charge will be waived if the Contract Value is more than $40,000 at the time the charge is due). Total returns do not reflect the optional Death Benefit charge or the optional enhanced Death Benefit charge. They also do not reflect any premium taxes. See Appendix B and the SAI for further information.

Financial Statements

The consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary and the financial statements of GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc. which is a wholly-owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the Contract as well as for other purposes permitted by law.

The Separate Account currently has 41 Subaccounts available under the Contract, but that number may change in the future. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net purchase payments in accordance with your instructions among up to ten of the 41 Subaccounts available under the Contract.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net purchase payments and Contract Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

We offer you a choice from among 41 Subaccounts, each of which invests in an underlying portfolio of one of the Funds. You may allocate purchase payments to up to ten Subaccounts plus the Guarantee Account at any one time.

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital           Objective is growth of           A I M Advisors,
Appreciation Fund          capital.                         Inc.
------------------------------------------------------------------------------
AIM V.I. Growth Fund       The fund's investment            A I M Advisors,
                           objective is to seek growth of   Inc.
                           capital.
------------------------------------------------------------------------------
AIM V.I. Value Fund        Seeks to achieve long-term       A I M Advisors,
                           growth of Capital. Income is a   Inc.
                           secondary objective.
------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income          Seeks reasonable current         Alliance Capital
Portfolio                  income and reasonable            Management, L.P.
                           opportunity for appreciation
                           through investments primarily
                           in dividend-paying common
                           stocks of good quality. May
                           also invest in fixed-income
                           securities and convertible
                           securities.
------------------------------------------------------------------------------
Premier Growth Portfolio   Seeks growth of capital by       Alliance Capital
                           investing predominantly in the   Management, L.P.
                           equity securities of a limited
                           number of large, carefully
                           selected, high quality U.S.
                           companies judged likely to
                           achieve superior earnings.
------------------------------------------------------------------------------
Quasar Portfolio           Seeks growth of capital by       Alliance Capital
                           pursuing aggressive investment   Management, L.P.
                           policies. This fund invests
                           based upon the potential for
                           capital appreciation and only
                           incidentally for current
                           income. The investment
                           policies are aggressive.
------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
-------------------------------------------------------------------------------
DREYFUS

Dreyfus Investment         Non-diversified/1/ portfolio     The Dreyfus
Portfolios --Emerging      seeking long-term capital        Corporation
Markets Portfolio          growth by investing primarily
                           in the stocks of companies
                           organized, or with a majority
                           of its assets or business, in
                           emerging market countries.
-------------------------------------------------------------------------------
The Dreyfus Socially       Seeks to provide capital         The Dreyfus
Responsible Growth Fund,   growth, with current income as   Corporation (sub-
Inc.                       a secondary goal by investing    adviser, NCM
                           primarily in the common stock    Management Group,
                           of companies that in the         Inc.)
                           opinion of the Fund's
                           management, meet traditional
                           investment standards and
                           conduct their business in a
                           manner that contributes to the
                           enhancement of the quality of
                           life in America.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income      Seeks high current income.       Federated
Bond Fund II               Seeks to achieve its objective   Investment
                           by investing primarily in        Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed-
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-------------------------------------------------------------------------------
Federated International    Seeks to provide long-term       Federated Global
Small Company Fund II      growth of capital. Pursues       Investment
                           this objective by investing at   Management Corp.
                           least 65% of its assets in
                           equity securities of foreign
                           companies that have a market
                           capitalization at the time of
                           purchase of $1.5 billion or
                           less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)

Equity-Income Portfolio    Seeks reasonable income and      Fidelity Management
                           will consider the potential      & Research Company.
                           for capital appreciation. The    (subadvised by FMR
                           fund also seeks a yield, which   Co., Inc.)
                           exceeds the composite yield on
                           the securities comprising the
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-------------------------------------------------------------------------------
Growth Portfolio           Seeks capital appreciation by    Fidelity Management
                           investing primarily in common    & Research Company;
                           stocks of companies believed     (subadvised by FMR
                           to have above-average growth     Co., Inc.)
                           potential.
-------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                            Adviser (and Sub-
                                                               Adviser, as
Subaccount Investing In          Investment Objective          applicable)
------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio    Seeks long-term capital        Fidelity Management
                            appreciation by investing      & Research Company
                            primarily in common stocks and (subadvised by
                            securities of companies whose  Fidelity Management
                            value it believes to have not  & Research (U.K.)
                            fully been recognized by the   Inc., Fidelity
                            public. This fund invests in   Management &
                            domestic and foreign issuers   Research (Far East)
                            and also invests in "growth"   Inc., Fidelity
                            stocks or "value" stocks or    Investments Japan
                            both.                          Limited and
                                                           subadvised by FMR
                                                           Co., Inc.)
------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

Growth & Income Portfolio   Seeks high total return        Fidelity Management
                            through a combination of       & Research Company
                            current income and capital     (subadvised by
                            appreciation by investing a    Fidelity Management
                            majority of assets in common   & Research (U.K.)
                            stocks with a focus on those   Inc., Fidelity
                            that pay current dividends and Management &
                            show potential for capital     Research (Far East)
                            appreciation.                  Inc., Fidelity
                                                           Investments Japan
                                                           Limited and
                                                           subadvised by FMR
                                                           Co., Inc.)
------------------------------------------------------------------------------
Mid Cap Portfolio           Seeks long-term growth of      Fidelity Management
                            capital by investing primarily & Research Company
                            in common stocks and at least  (subadvised by
                            65% of total assets in         Fidelity Management
                            securities of companies with   & Research (U.K.),
                            medium market capitalizations. Inc. and Fidelity
                                                           Management &
                                                           Research Far East
                                                           Inc.)
------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund   Objective of providing long    GE Asset Management
                            term growth of capital by      Incorporated
                            investing primarily in common  (Subadvised by NWQ
                            stock and other equity         Investment
                            securities of companies that   Management Company)
                            the investment adviser
                            believes are undervalued by
                            the marketplace at the time of
                            purchase and that offer the
                            potential for above-average
                            growth of capital. Although
                            the current portfolio reflects
                            investments primarily within
                            the mid cap range, the Fund is
                            not restricted to investments
                            within any particular
                            capitalization and may in the
                            future invest a majority of
                            its assets in another
                            capitalization range.
------------------------------------------------------------------------------
Money Market Fund           Objective of providing highest GE Asset Management
                            level of current income as is  Incorporated
                            consistent with high liquidity
                            and safety of principal by
                            investing in various types of
                            good quality money market
                            securities.
------------------------------------------------------------------------------
Premier Growth Equity       Objective of providing long-   GE Asset Management
Fund                        term growth of capital as well Incorporated
                            as future (rather than
                            current) income by investing
                            primarily in growth-oriented
                            equity securities.
------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
-------------------------------------------------------------------------------
S&P 500 Index Fund/2/      Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisers)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity     Objective of providing long-     GE Asset Management
Fund                       term growth of capital by        Incorporated
                           investing primarily in equity    (Subadvised by
                           securities of small cap          Palisade Capital
                           undervalued U.S. companies       Management, L.L.C.)
                           that have solid growth
                           prospects.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U.S.
                           companies.
-------------------------------------------------------------------------------
Value Equity Fund          Objective of providing long-     GE Asset Management
                           term growth of capital and       Incorporated
                           future income. Pursues
                           investments in equity
                           securities of large
                           undervalued U.S. companies
                           that have solid growth
                           prospects.

-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified/1/ portfolio     Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
-------------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of        Janus Capital
                           capital. Pursues this            Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
-------------------------------------------------------------------------------
Capital Appreciation       Non-diversified/1/ portfolio     Janus Capital
Portfolio                  pursing long-term growth of      Corporation
                           capital. Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
-------------------------------------------------------------------------------
Global Life Sciences       Non-diversified/1/ portfolio     Janus Capital
Portfolio                  seeking long-term growth of      Corporation
                           capital. The portfolio pursues
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
-------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                            Adviser (and Sub-
                                                               Adviser, as
Subaccount Investing In          Investment Objective          applicable)
-----------------------------------------------------------------------------
Global Technology           Non-diversified/1/ portfolio   Janus Capital
Portfolio                   seeking long-term growth of    Corporation
                            capital. The portfolio pursues
                            this objective by investing at
                            least 65% of its total assets
                            in securities of U.S. and
                            foreign companies that the
                            portfolio manager believes
                            will benefit significantly
                            from advances or improvements
                            in technology.
-----------------------------------------------------------------------------
Growth Portfolio            Seeks long-term capital growth Janus Capital
                            Consistent with the            Corporation
                            preservation of capital and
                            pursues its objective by
                            investing in common stocks of
                            companies of any size.
                            Emphasizes larger, more
                            established issuers.
-----------------------------------------------------------------------------
International Growth        Seeks long-term growth of      Janus Capital
Portfolio                   capital. Pursues this          Corporation
                            objective primarily through
                            investments in common stocks
                            of issuers located outside the
                            United States. The portfolio
                            normally invests at least 65%
                            of its total assets in
                            securities of issuers from at
                            least five different
                            countries, excluding the
                            United States.
-----------------------------------------------------------------------------
Worldwide Growth            Seeks long-term capital growth Janus Capital
Portfolio                   in a manner consistent with    Corporation
                            the preservation of capital.
                            Pursues this objective by
                            investing in a diversified
                            portfolio of common stocks of
                            foreign and domestic issuers
                            of all sizes. Normally invests
                            in at least five different
                            countries including the United
                            States.
-----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST

MFS(R) Investors Growth     Seeks to provide long-term     Massachusetts
Stock Series (formerly      growth of capital and future   Financial Services
known as MFS(R) Growth      income rather than current     Company ("MFS(R)")
Series)                     income. Pursues this objective
                            by investing, under normal
                            market conditions, at least
                            80% of its total assets in
                            common stocks and related
                            securities, of companies MFS
                            believes offer better than
                            average prospects for long-
                            term growth.
-----------------------------------------------------------------------------
MFS(R) Investors Trust      Seeks to provide reasonable    Massachusetts
Series (formerly known as   current income and long-term   Financial Services
MFS(R) Growth With Income)  growth of capital and income.  Company ("MFS(R)")
                            Pursues this objective by
                            investing, under normal market
                            conditions, at least 65% of
                            its total assets in common
                            stocks and related securities.
                            This series will also seek to
                            generate gross income equal to
                            approximately 90% of the
                            dividend yield on the Standard
                            & Poor's 500 Composite Index.
-----------------------------------------------------------------------------
MFS(R) New Discovery        Seeks capital appreciation.    Massachusetts
 Series                     Pursues this objective by      Financial Services
                            investing at least 65% of its  Company ("MFS(R)")
                            total assets in equity
                            securities of emerging growth
                            companies.
-----------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
MFS(R) Utilities Series    Seeks capital growth and       Massachusetts
                           current income. Pursues this   Financial Services
                           objective by investing at      Company ("MFS(R)")
                           least 65% of its total assets
                           in equity and debt securities
                           of domestic and foreign
                           companies in the utilities
                           industry.
----------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Global Securities Fund/VA  Seeks long-term capital        OppenheimerFunds,
                           appreciation by investing a    Inc.
                           substantial portion of assets
                           in securities of foreign
                           issuers, "growth- type"
                           companies, cyclical industries
                           and special situations that
                           are considered to have
                           appreciation possibilities. It
                           invests mainly in common
                           stocks of U.S. and foreign
                           issuers.
----------------------------------------------------------------------------
Main Street Growth &       Seeks high total return, which OppenheimerFunds,
Income Fund/VA             includes growth in the value   Inc.
                           of its shares as well as
                           current income, from equity
                           and debt securities. The Fund
                           invests mainly in common
                           stocks of U.S. companies.
----------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio     Non-diversified/1/ portfolio   Pacific Investment
                           seeking to maximize total      Management
                           return, consistent with        Company LLC
                           preservation of capital and
                           prudent investment management.
                           This portfolio primarily
                           invests in intermediate
                           maturity hedged non-U.S. fixed
                           income securities.
----------------------------------------------------------------------------
High Yield Bond Portfolio  Seeks to maximize total        Pacific Investment
                           return, consistent with        Management
                           preservation of capital and    Company LLC
                           prudent investment management.
                           Primarily invests in higher
                           yielding fixed income
                           securities (also known as
                           "junk bonds").
----------------------------------------------------------------------------
Long-Term U.S. Government  Seeks to maximize total        Pacific Investment
Bond Portfolio             return, consistent with the    Management
                           preservation of capital and    Company LLC
                           prudent investment management.
                           Primarily invests in long-term
                           maturity fixed income
                           securities.
----------------------------------------------------------------------------
Total Return Bond          Seeks to maximize total return Pacific Investment
Portfolio                  consistent with preservation   Management
                           of capital and prudent         Company LLC
                           investment management.
                           Primarily invests in
                           intermediate maturity fixed
                           income securities.
----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                Non-diversified/1/ fund seeks  Rydex Global
                           to provide investment results  Advisors
                           that correspond to a benchmark
                           for over-the-counter
                           securities that invest
                           primarily in securities of
                           companies included in NASDAQ
                           100 IndexTM.
----------------------------------------------------------------------------

 /3/THE NASDAQ 100 IndexTM is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits, surrender proceeds, withdrawals, to make income payments, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive service share fees from certain of the portfolios. These fees are deducted from portfolio assets, attributable to the Contracts and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contracts for providing distribution and shareholder support services to some of the portfolios. Because the service share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. No substitution of the shares attributable to your Contract may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net purchase payments and transfer some or all of your Contract Value to the Guarantee Account. We credit the portion of the Contract Value allocated to the Guarantee Account with interest (as described below). Contract Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Contract. See Charges and Other Deductions.

Each time you allocate net purchase payments or transfer Contract Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of Contract Value under the Contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See Transfers Before the Annuity Commencement Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. See Dollar Cost Averaging. (This may not be available to all classes of Contracts.)

Charges and Other Deductions

All of the charges described in this section apply to Contract Value allocated to the Separate Account. Contract Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

 . processing applications for and issuing the Contracts;

 . maintaining records;

 . administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 . reconciling and depositing cash receipts;

 . providing Contract confirmations and periodic statements;

 . providing toll-free inquiry services; and

 . furnishing telephone and internet transaction services.

The risks we assume include:

 . the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed); and

 . the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge (except as described below) on withdrawals and surrenders of purchase payments. You pay this charge to compensate us for the losses we experience on Contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there is insufficient Contract Value in the Separate Account, we will deduct the charge proportionately from all monies in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. The surrender charge is as follows:

     Number of Full and Partially             Surrender Charge as a Percentage
   Completed Years Since We Received          of the Surrendered or Withdrawn
         the Purchase Payment                         Purchase Payment
  --------------------------------------------------------------------------
                 Year                                     Percentage
                 ----                                   ------------
                   1                                         6%
                   2                                         6%
                   3                                         6%
                   4                                         6%
                   5                                         5%
                   6                                         4%
               7 or more                                     0%
  --------------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

 . of amounts representing gain (as defined below);

 . of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

 . if a waiver of surrender charge provision applies.

You may withdraw any gain in your Contract free of any surrender charge. We calculate gain in the Contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

(b) is the total of any withdrawals including surrender charges previously taken;

(c) is the total of purchase payments made; and

(d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each Contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the Contract and then from purchase payments made. The free withdrawal amount is not cumulative from Contract year to Contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the Contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.50% (1.70% where either Annuitant was above age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% for Contracts where either Annuitant was above age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

CHARGES FOR THE OPTIONAL DEATH BENEFIT

We charge you for expenses related to the optional Death Benefit. We deduct these charges against the Contract Value in the Separate Account at each anniversary and at surrender to compensate us for the increased risks and expenses associated with providing the optional Death Benefit. We will allocate the annual optional death benefit charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If the Guarantee Account is available under the Contract and the Contract Value in the Separate Account is not sufficient to cover the charge for the optional Death Benefit, we will deduct the charge first from the Contract Value in the Separate Account, if any, and then from the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The maximum optional Death Benefit charge is an annual rate of 0.25% times the Contract Value at the time of deduction. We currently charge .10%.

CHARGES FOR OPTIONAL ENHANCED DEATH BENEFIT

We charge you for expenses related to the optional enhanced Death Benefit. At the beginning of each Contract year after the first, we deduct this charge against the average of the Contract Value at the beginning of the previous Contract year and the Contract Value at the end of the previous Contract year. At surrender, the charge is made against the average of the Contract Value at the beginning of the current Contract year and the Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% times the average Contract Value as described above. However, we reserve the right to charge an annual charge of up to 0.35% times the average Contract Value as described above. We will allocate the annual charge among the Subaccounts in the same proportion that the Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If the Guarantee Account is available under the Contract and the Contract Value in the Separate Account is not sufficient to cover the charge, we will deduct the charge first from the Contract Value in the Separate Account, if any, and then from the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

ANNUAL CONTRACT CHARGE

We will deduct a charge of $30 annually from the Contract Value of each Contract to compensate us for certain administrative expenses incurred in connection with the Contracts. We will deduct the charge at each Contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that the Contract's Contract Value in each Subaccount bears to the total Contract Value in all Subaccounts at the time we make the charge. If there is insufficient Contract Value allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value, as applicable, at the time your Contract incurs the tax (or at such other time as we may choose).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer for each transfer after the first in a calendar month. This charge is at cost with no profit to us.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the Contracts. See Distribution of the Contracts for more information.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Contract in that Contract.

We may also reduce charges and/or deductions for sales of the Contracts to registered representatives who sell the Contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The Contract is an individual flexible premium variable deferred annuity Contract. We describe your rights and benefits below and in the Contract. There may be differences in your Contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Contract. We will include any such differences in your Contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a Contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Contract. We then send the Contract to you through your sales representative. See Distribution of the Contracts.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Contract, you must be of legal age in a state where we may lawfully sell the Contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Contracts (if you choose to purchase through a qualified plan). The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Contract, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners owning the Contract equally with the right of survivorship. Unless state law requires us to allow non-spousal Joint Owners, you may name only your spouse as Joint Owner. All Owners must together exercise any ownership rights in this Contract.

PURCHASE PAYMENTS

You may make purchase payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the Contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your Contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place net purchase payments into the Separate Account's Subaccounts, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Subaccounts plus the Guarantee Account at any one time.

The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Subaccounts we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Subaccount separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Subaccount for a Valuation Period equals the value of an Accumulation Unit in that Subaccount as of the preceding Valuation Period multiplied by the net investment factor of that Subaccount for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

Before the earliest of the surrender of the Contract, payment of any Death Benefit, and the Annuity Commencement Date, you may transfer all or a portion of your investment between and among the Subaccounts of the Separate Account and the Guarantee Account, subject to certain conditions. However, you may not transfer from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts of the Separate Account and between the Subaccounts and/or the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccount of the Separate Account or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts of the Separate Account and/or the Guarantee Period under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation of the Guarantee Account to a Subaccount. Unless you are participating in the dollar-cost averaging program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Subaccounts. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among Subaccounts of the Separate Account and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve or one transfer per month or, if it is necessary for the Contract to continue to be treated as an annuity contract by the Internal Revenue Service, a lower number. Currently, all transfers under the Contract are free. However, we reserve the right to assess a charge of up to $10 for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

 (i) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;

(ii) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(iii) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Contract Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Contract by calling or electronically contacting us provided we received your prior written authorization at our Home Office. Such requests include, but are not necessarily limited to, requests for transfers and changes in purchase payment allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,
 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions, . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or
 . tape recording telephone instructions (your written authorization for telephone transactions authorizes us to record telephone calls), or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call us at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer system or telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts and the management of the Funds share this position. Therefore, as described in your Contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Subaccount and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or by calling us at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Subaccount and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written, telephoned assuming we have your telephone authorization form on file) request to discontinue the program; or

 . when the value of the Money Market Subaccount and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

As discussed under "The Guarantee Account," we also reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this bonus interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Contract Value among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

Before the Annuity Commencement Date, you may instruct us to transfer interest earned on your Contract Value in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum Contract Value in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation to the Guarantee Account. See Transfers Before the Annuity Commencement Date. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing our Home Office or by calling our Annuity Customer Service Line. We will automatically cancel your participation in the program if your Contract Value in the Guarantee Account is less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Withdrawals


SURRENDERS AND WITHDRAWALS

Subject to the rules discussed below, we will allow the surrender of the Contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request.

We will not permit a withdrawal that is less than $100 or that reduces Contract Value to less than $1,000. If your withdrawal request would reduce Contract Value to less than $1,000, we will surrender your Contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on surrender of the Contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Contract Value (after deduction of any applicable optional benefit charges and annual contract charge) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax charge. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Contract, based on your instructions.

At the time of your request, you may indicate, in writing or by calling our Annuity Customer Service Line, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the withdrawal first from the Subaccounts of the Separate Account on a pro-rata basis, in proportion to the Contract Value in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a withdrawal may reduce the Death Benefit by the proportion that the withdrawal (including any applicable premium tax) reduces Contract Value. Withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% Federal penalty tax. See The Death Benefit.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Contracts, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Contract Date (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a Contract year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the Contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods we are to take the systematic withdrawals from. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your Contract Value in the Separate Account is not sufficient to accomplish the withdrawal, we will take any Contract Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 .  you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See Requesting Payments.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See Surrender Charge.)

Your systematic withdrawal amount may be affected if you take an additional withdrawal.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Contract, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

The Death Benefit Choices we offer are: the basic Death Benefit, the optional Death Benefit and the optional enhanced Death Benefit. We automatically provide the basic Death Benefit to you. The optional Death Benefit and the optional enhanced Death Benefit are available to you for an additional charge. We describe our current Death Benefits below. We describe the Death Benefits for Contracts issued before May 15, 2001 (and for Contracts issued after May 15, 2001 where our current Death Benefits are not approved under applicable state regulation) in Appendix A.

The basic Death Benefit varies based on the age of the Annuitant(s) at issue. If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b) the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any withdrawals and any applicable premium tax; and

(c) purchase payments accumulated at 5% per Contract year until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments.

Withdrawals reduce the Death Benefit calculated under (b) and (c) proportionately by the same percentage that the withdrawals (including any applicable surrender charges) reduce your Contract Value.

If any Annuitant is older than age 80 at issue, the basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

(a) the Contract Value as the date we receive due proof of death of any Annuitant;

(b) the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any withdrawals and any applicable premium tax; and

(c) purchase payments less any withdrawals and any applicable premium tax.

Withdrawals reduce the Death Benefit calculated under (b) and (c) proportionately by the same percentage that the withdrawals (including any applicable surrender charges) reduce your Contract Value.

Example: Assuming an Owner: (i) purchases a Contract for $100,000; (ii) makes no additional purchase payments and no withdrawals; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Contract Date then:

Annuitant's      End of         Contract         Purchase Payments         Basic Death
    Age           Year           Value           Accumulated at 5%           Benefit
--------------------------------------------------------------------------------------
    71              1           $103,000              105,000               $105,000
    72              2           $110,000              110,250               $110,250
    73              3           $ 80,000              115,763               $115,763
    74              4           $120,000              121,551               $121,551
    75              5           $130,000              127,628               $130,000
    76              6           $150,000              127,628               $150,000
    77              7           $160,000              127,628               $160,000
    78              8           $130,000              127,628               $160,000
    79              9           $ 90,000              127,628               $160,000
    80             10           $170,000              127,628               $170,000
    81             11           $140,000              127,628               $170,000
    82             12           $190,000              127,628               $190,000
    83             13           $150,000              127,628               $170,000
--------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Withdrawals may reduce the basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Contract Value. For example:

                      Purchase                           Contract                           Basic Death
 Date                 Payment                             Value                               Benefit
-------------------------------------------------------------------------------------------------------
3/31/00               $10,000                            $10,000                              $10,000
3/31/08                                                   20,000                               20,000
3/31/09                                                   14,000                               20,000
-------------------------------------------------------------------------------------------------------

If a withdrawal of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the withdrawal ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the Contract.

OPTIONAL DEATH BENEFIT

The optional Death Benefit adds an extra feature to the basic Death Benefit. Under the optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

 . the basic Death Benefit; or

 . the minimum Death Benefit as of the date we receive due proof of death. The minimum Death Benefit is the value of purchase payments increased with interest at 6% per Contract year up to 200% of purchase payments.

Withdrawals for each Contract year up to 6% of purchase payments, calculated at the time of each withdrawal, reduce the minimum Death Benefit by the same amount that the withdrawal (including any applicable surrender charge) reduces Contract Value.

However, once any withdrawal in the current or any prior Contract year exceeds 6% of purchase payments made under the Contract, all withdrawals from then on will reduce the minimum Death Benefit proportionately by the same percentage that the withdrawals (including any applicable surrender charges) reduce Contract Value.

You may only elect the optional Death Benefit when you apply for a Contract. Once elected, the benefit remains in effect while your Contract is in force until income payments begin, or until the Contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any Contract anniversary, you may request that the benefit terminate as of that anniversary.

The optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. Currently this charge is an annual rate of .10% of your Contract Value at the time of deduction. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See Charges for the Optional Death Benefit.

OPTIONAL ENHANCED DEATH BENENFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature to our basic Death Benefit and, if applicable, the optional Death Benefit.

The optional enhanced Death Benefit varies based on the age(s) of the Annuitant(s) at issue. Your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 70 or younger at issue, the optional enhanced Death Benefit equals 40% of (a) minus (b), where:

(a) is the Contract Value as of the date we receive due proof of death; and

(b) is the sum of purchase payments made and not previously withdrawn.

Under this age scenario, the optional enhanced Death Benefit cannot exceed 70% of purchase payments made as adjusted for withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant, or if there is a Joint Annuitant, either the Annuitant or the Joint Annuitant are, older than age 70 at issue, the optional enhanced Death Benefit equals 25% of (a) minus (b), where:

(a) is the Contract Value on the date we receive due proof of death; and

(b) is the sum of purchase payments made and not previously withdrawn.

Under this age scenario, the optional enhanced Death Benefit cannot exceed 40% of purchase payments made as adjusted for withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take withdrawals first from gain and from purchase payments made.

For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus
(d), but not less than zero where:

(a) is the Contract Value on the date we receive your withdrawal request;

(b) is the total of any withdrawals, excluding surrender charges, previously taken;

(c) is the total of purchase payments made; and

(d) is the total of any gain previously withdrawn.

You may only elect the optional enhanced Death Benefit when you apply for a Contract. Once elected, the benefit will remain effect while your Contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the optional enhanced Death Benefit. Currently, this amount is an annual rate of .20% of the average of the Contract Value at the beginning of the previous Contract year and the Contract Value at the end of the previous Contract year. We guarantee that this charge will not exceed an annual rate of .35% of the average Contract Value, as described above (the rate that applies to your Contract will be fixed at issue). See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor the Joint Annuitant, if applicable, may be older than age 75 at the time of issue unless we approve a different age.

The purpose of the following example is to show how the optional enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract. This example assumes a Contract is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

                                                                                Optional
                                                                                Enhanced
             Purchase         Contract                          Death            Death
 Date        Payment           Value            Gain           Benefit          Benefit
----------------------------------------------------------------------------------------
8/01/00      $100,000         $100,000               0         $100,000               0
8/01/15                        300,000         200,000          300,000         $70,000
----------------------------------------------------------------------------------------

If the Annuitant's death and receipt of due proof of death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the payment in this example will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments made and not previously withdrawn may result in no enhanced Death Benefit being payable.

 . Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
  This means that regardless of any changes in your circumstances, we will continue to assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death benefit option, as well as the other aspects of the Contract.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the basic Death Benefit, optional Death Benefit, and optional enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to the Separate Account and and/or Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE


General: In certain circumstances, Federal tax law requires that distributions be made under this Contract upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant or Joint Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Contract upon death.

Designated Beneficiary: At the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1)   Owner or Joint Owners;

(2)   Primary Beneficiary;

(3)   Contingent Beneficiary; or

(4)   Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Contract. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Contract is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Contract in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Contract Value will be allocated to the Subaccounts using the purchase payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Contract for the new Contract Value on the date we received due proof of death. Any Death Benefit will be based on the original Annuitant's age on the Contract Date (i.e., the date we receive due proof of death of the original owner), rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if the surviving spouse had purchased the Contract on the original Contract Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit
   of) the Designated Beneficiary under one of the following payment choices:

(1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see Requesting Payments).

(2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Contract within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.


         Person Who Died            Proceeds Paid
         ------------------------------------------
         Owner or Joint Owner       Surrender Value
         (who is not an Annuitant)
         ------------------------------------------
         Owner or Joint Owner       Death Benefit
         (who is an Annuitant)
         ------------------------------------------
         Annuitant                  Death Benefit

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Annuity Commencement Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Contract is in force, payments that are already being made under the Contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Contract.

Income Payments


When you apply for a Contract, you may select any Annuity Commencement Date permitted by law; however, this date can not be any later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve otherwise. You may change the Annuity Commencement Date to any date at least ten years after the date of the last purchase payment; however, the Annuity Commencement Date cannot be a date later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date. To make a change, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. (Please note the following exception: Contracts issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Annuity Commencement Date if the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Annuity Commencement Value (that is, the Surrender Value of your Contract on the date immediately preceding the Annuity Commencement Date) in one lump sum (see Requesting Payments) (in which case we will cancel the Contract).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

Under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than ten years, payments will continue for the surviving Annuitant's lifetime. If both Annuitant's die before the end of ten years, the remaining payments for the ten year period will be discontinued at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in one sum.

The Contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Contract Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your Contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3% , then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Annuity Commencement Value in a lump sum (see Requesting Payments). Upon making such a payment, we will have no future obligation under the Contract. Following are explanations of the optional payment plans available.

The amount of your income payments will depend on four things:

 .  the amount of your Contract Value on the Annuity Commencement Date;

 . the settlement age (on the Annuity Commencement Date) and if applicable, the gender of the Annuitant(s);

 .  the specific payment plan you choose; and

 . if you elect variable income payments, the investment performance of the Subaccounts selected.

As provided in your Contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Contracts.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Annuity Commencement Date, you may change:

 . your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date):

 .  your optional payment plan;

 .  the allocation of your investment among the Subaccounts and/or the Guarantee
   Account; and

 . the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Home Office if you reserved this right and the Annuitant(s) is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Contract's Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

  (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

  (b)is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3% . We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters


INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Contract. The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a Contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

 . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Contract must be limited; and

 . The Contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Contract pays tax currently on the excess of the Contract Value over the purchase payments paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner pays current tax on the Contract's earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued after June 8, 1997 to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of a Contract, should consult a tax advisor.

Investments in the Separate Account must be diversified: For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Contract Value over the purchase payments paid for the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Contract Values: Federal income tax law limits the Owner's right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Contract Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Contract as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Contract Value over the purchase payments paid for the Contract.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Contract's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income.

Your Contract imposes mortality charges relating to the Death Benefit, including any optional Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the Contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your Contract -- without receiving a payment equal to your Contract's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Contract.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Contract because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Contract's Annuity Commencement Date.

Before the Contract's Annuity Commencement Date:

 . If received under an annuity payout option, Death Benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, Death Benefits are taxed in the same manner as a withdrawal.

After the Contract's Annuity Commencement Date:

 .  If received in accordance with the existing annuity payout option, Death
   Benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on Death Benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 .  you receive on or after you reach age 59 1/2,

 .  you receive because you became disabled (as defined in the tax law),

 .  a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Contract offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 .  the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Persons intending to use the Contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

 .  Individual Retirement Accounts and Annuities ("Traditional IRAs")

 .  Roth IRAs

 .  Simplified Employee Pensions ("SEP's")

 .  Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
   "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 .  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a Contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Contract, unless we consent.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional death benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a Contract and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared With Non-
Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until received.

 . The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts.

 . The Code does not allow a deduction for purchase payments made for Non-
  Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and Contract. For example:

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Contract: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2,

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law),

 . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Subaccounts which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a Subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a Subaccount will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See The Separate Account -- Subaccounts.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, withdrawal, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary, in the amount of the death benefit payments payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

We may delay making a payment, applying Contract Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check or draft until we are satisfied the check or draft has been paid by the bank on which it is drawn, and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Contract. We will not defer payment from the Guarantee Account if the amount is used to make purchase payments on Contracts with us.

Distribution of the Contracts

CONTRACTS

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

SALES OF THE CONTRACTS

Capital Brokerage offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with GE Life & Annuity.

We pay commissions and other marketing related expenses associated with the promotion and sales of the Policies to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 6% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the Contract is surrendered during the first Contract year.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Products Series Funds, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, and Oppenheimer Variable Account Funds.

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits an Owner elects when he or she purchases the Contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the Contract, Contract Values and elected features and benefits). For example, we may pay a different commission schedule when an Owner elects the optional enhanced Death Benefit.

When a Contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the Contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a Contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We also may make other payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account.

Additional Information


OWNER QUESTIONS

The obligations to Owners under the Contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Contract (usually 10 days), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned Contract plus any adjustments required by applicable law or regulation on the date we receive the Contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your Contract for the period covered by the report. The report will show the Contract Value in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated Contract Value, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Contracts offered. Statements in this Prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

Condensed Financial Information

Financial statements for the Separate Account and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                                            Accumulation Accumulation  No. of
                                            Unit Values  Unit Values   Units
                                               as of        as of      as of
Subaccounts                                   1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             7.64         8.17     182,931
 AIM V.I. Growth Fund                           6.88         7.52     155,022
 AIM V.I. Value Fund                            8.21         8.49     418,728
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio                   10.55        10.74     111,233
 Premier Growth Portfolio                       7.72         8.02     560,937
 Quasar Portfolio                               7.97         8.67      35,167
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio                             7.22         7.32      16,280
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                    8.28         8.61      19,494
Federated Insurance Series
 High Income Bond Fund II -- Service Shares     9.21         9.21      33,278
 International Small Company Fund II            8.37         8.38       6,644
Fidelity Variable Insurance Products
Fund -- Service Class 2
 Equity-Income Portfolio                       10.91        11.04     109,912
 Growth Portfolio                               8.04         8.39     306,801
Fidelity Variable Insurance Products Fund
II -- Service Class 2
 Contrafund Portfolio                           9.08         9.38     211,423
Fidelity Variable Insurance Products Fund
III -- Service Class 2
 Growth & Income Portfolio                      9.54         9.78      53,009
 Mid Cap Portfolio                             10.33        10.71     243,434
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     10.89        11.23      31.009
 Money Market Fund                             10.24        10.24     279,223
 Premier Growth Equity Fund                     9.13         9.46      56,621
 S&P 500 Index Fund                             8.79         9.04     306,192
 Small-Cap Value Equity Fund                   10.94        11.37      16,880
 U.S. Equity Fund                               9.64         9.84      30,567
 Value Equity Fund                              9.76         9.93      16,212
Janus Aspen Series -- Service Shares
 Aggressive Growth Portfolio                    6.13         6.65     507,673
 Balanced Portfolio                             9.50         9.62     280,452
 Capital Appreciation Portfolio                 8.08         8.45     524,387
 Global Life Sciences Portfolio                10.21        10.72     120,366
 Global Technology Portfolio                    6.19         6.66     284,186
 Growth Portfolio                               7.92         8.33     513,258
 International Growth Portfolio                 7.95         8.10     214,995
 Worldwide Growth Portfolio                     7.94         8.18     562,276

                                             Accumulation Accumulation  No. of
                                             Unit Values  Unit Values   Units
                                                as of        as of      as of
Subaccounts                                    1/02/01      12/31/00   12/31/00
-------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                            8.58         8.99     247,509
 MFS(R) Growth With Income Series                9.58         9.85      54,705
 MFS(R) New Discovery Series                     8.44         8.97      94,589
 MFS(R) Utility Series                           9.97        10.23      67,405
Oppenheimer Variable Account Funds -- Class
 2 Shares
 Global Securities Fund/VA                       9.21         9.41      68,997
 Main Street Growth & Income Fund/VA             8.74         9.03     114,394
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                         10.44        10.39         278
 Long-Term U.S. Government Bond Portfolio       11.27        11.11      46,012
 High Yield Bond Portfolio                       9.95         9.93      14,696
 Total Return Bond Portfolio                    10.65        10.58      89,120
Rydex Variable Trust
 Rydex OTC Fund                                  5.52         6.09     305,802
-------------------------------------------------------------------------------

                     Either Annuitant over age 70 at issue

                                            Accumulation Accumulation  No. of
                                            Unit Values  Unit Values   Units
                                               as of        as of      as of
Subaccounts                                   1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             7.64         8.16      82,708
 AIM V.I. Growth Fund                           6.87         7.52     115,989
 AIM V.I. Value Fund                            8.20         8.49     134,888
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio                   10.54        10.73      42,936
 Premier Growth Portfolio                       7.71         8.01     184,885
 Quasar Portfolio                               7.96         8.66      14,994
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio                             7.21         7.31       1,616
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                    8.27         8.60      32,472
Federated Insurance Series
 High Income Bond Fund II -- Service Shares     9.20         9.20      13,030
 International Small Company Fund II            8.36         8.37       3,788
Fidelity Variable Insurance Products
 Fund -- Service Class 2
 Equity-Income Portfolio                       10.90        11.03      40,470
 Growth Portfolio                               8.04         8.39      60,848
Fidelity Variable Insurance Products Fund
 II -- Service Class 2
 Contrafund Portfolio                           9.07         9.37     144,834
Fidelity Variable Insurance Products Fund
 III -- Service Class 2
 Growth & Income Portfolio                      9.53         9.77      91,832
 Mid Cap Portfolio                             10.32        10.70      49,059
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                     10.87        11.22      10,023
 Money Market Fund                             10.23        10.23      76,786
 S&P 500 Index Fund                             8.78         9.04     135,750
 U.S. Equity Fund                               9.63         9.83      84,230
 Premier Growth Equity Fund                     9.12         9.45      12,182
 Value Equity Fund                              9.75         9.92       4,061
 Small-Cap Value Equity Fund                   10.93        11.35       4,154

                                             Accumulation Accumulation  No. of
                                             Unit Values  Unit Values   Units
                                                as of        as of      as of
Subaccounts                                    1/02/01      12/31/00   12/31/00
-------------------------------------------------------------------------------
 Aggressive Growth Portfolio                     6.12         6.65      82,856
 Balanced Portfolio                              9.49         9.61     201,522
 Capital Appreciation Portfolio                  8.07         8.44     112,111
 Global Life Sciences Portfolio                 10.20        10.71      23,012
 Global Technology Portfolio                     6.18         6.65      39,046
 Growth Portfolio                                7.91         8.32     129,483
 International Growth Portfolio                  7.94         8.09      43,422
 Worldwide Growth Portfolio                      7.94         8.17     118,553
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                            8.57         8.98      57,669
 MFS(R) Growth With Income Series                9.57         9.84       8,638
 MFS(R) New Discovery Series                     8.43         8.96      18,273
 MFS(R) Utility Series                           9.96        10.22      32,271
Oppenheimer Variable Account Funds -- Class
 2 Shares
 Global Securities Fund/VA                       9.20         9.40      35,315
 Main Street Growth & Income Fund/VA             8.73         9.02      73,558
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                         10.43        10.38         929
 Long-Term U.S. Government Bond Portfolio       11.25        11.10      15,494
 High Yield Bond Portfolio                       9.94         9.92      11,611
 Total Return Bond Portfolio                    10.64        10.57      58,869
Rydex Variable Trust
 OTC Fund                                        5.52         6.08      82,259
-------------------------------------------------------------------------------

Appendix A
The Death Benefit

The purpose of this Appendix is to show what your Death Benefits are if you purchased your Contract before May 15, 2001 (or later, if our current Death Benefits are not approved under applicable state regulation).

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Contract, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer three Death Benefits -- the basic Death Benefit, the optional Death Benefit and the optional enhanced Death Benefit. We automatically provide the basic Death Benefit to you. The optional Death Benefit and the optional enhanced Death Benefit are available to you for an additional charge.

The basic Death Benefit varies based on the age(s) of the Annuitant(s) at issue. If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the basic Death Benefit equals the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)  the sum of (1) minus (2) plus (3), where

  (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any withdrawals and any applicable premium tax;

  (2)  is the Contract Value on the date of death; and

  (3)  is the Contract Value on the date we receive due proof of death; and

(c)  the sum of (1) minus (2) plus (3), where:

  (1) is purchase payments accumulated at 5% per year and credited as of the Contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

  (2)  is the Contract Value on the date of death; and

  (3)  is the Contract Value on the date we receive due proof of death.

Withdrawals reduce (b)(1) and (c)(1) proportionately by the same percentage that the withdrawal (including any applicable surrender charges) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the basic Death Benefit is equal to the greatest of:

(a) the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)  the sum of (1) minus (2) plus (3), where:

  (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any withdrawals and any applicable tax;

  (2)  is the Contract Value on the date of death; and

  (3)  is the Contract Value on the date we receive due proof of death; and

(c) the purchase payments less any withdrawals.

Withdrawals reduce (b)(1) proportionally by the same percentage that the withdrawal (including any applicable surrender charge) reduces Contract Value.

Example: Assuming an Owner: (i) purchases a Contract for $100,000; (ii) makes no additional purchase payments and no withdrawals; (iii) is not subject to premium taxes; (iv) the Annuitant's age is 75 on the Contract Date; and (v) we receive due proof of death on the date of death then:

                                                                                   Basic
End of       Annuitant's           Contract           Purchase Payments            Death
 Year            Age                Value             Accumulated @ 5%            Benefit
------------------------------------------------------------------------------------------
 1                76               $103,000               $105,000                $105,000
 2                77                112,000                110,250                 112,000
 3                78                 90,000                115,763                 115,763
 4                79                135,000                121,551                 135,000
 5                80                130,000                127,628                 135,000
 6                81                150,000                127,628                 150,000
 7                82                125,000                127,628                 135,000
 8                83                145,000                127,628                 145,000
------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract.

Withdrawals may reduce the basic Death Benefit by the proportion that the withdrawal (including any surrender charge) reduced Contract Value. For example:

                                                                                                  Basic
                       Purchase                             Contract                              Death
 Date                  Payment                               Value                               Benefit
--------------------------------------------------------------------------------------------------------
3/31/00                 $5,000                              $ 5,000                              $ 5,000
3/31/01                     --                              $10,000                              $10,000
3/31/02                     --                              $ 7,000                              $10,000
--------------------------------------------------------------------------------------------------------

If a withdrawal of $3,500 is made on March 31, 2002, the basic Death Benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). (This assumes that the basic Death Benefit immediately before the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint

Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the Contract.

OPTIONAL DEATH BENEFIT

The optional Death Benefit coordinates with the basic Death Benefit and adds an extra feature. Under the optional Death Benefit, the amount payable at the death of the Annuitant will be the greater of:

 .  the basic Death Benefit; and

 . the minimum Death Benefit. The minimum Death Benefit is the value of purchase payments increased with interest at 6% per Contract year up to 200% of purchase payments.

Withdrawals up to 6% of purchase payments per Contract year reduce calculated at the time of the withdrawals the minimum Death Benefit by the same amount that the withdrawal (including any applicable surrender charges) reduces the Contract Value. If you make withdrawals greater than 6% of total purchase payments under the contract, the minimum Death Benefit will be reduced proportionately by the same percentage that the withdrawal (including any applicable surrender charges) reduces Contract Value.

You may only elect the optional Death Benefit when you apply for a Contract. Once elected, the benefit remains in effect while your Contract is in force until income payments begin, or until the Contract anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any Contract anniversary, you may request that the rider terminate as of that anniversary.

The optional Death Benefit rider may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge you an additional amount for this benefit. This charge will not exceed an annual rate of 0.25% of the Contract Value at the time of deduction. The current annual rate of this charge is 0.10%). See Charges for the Optional Death Benefit.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature and coordinates with the basic Death Benefit and, if applicable, the optional Death Benefit.

The optional enhanced Death Benefit varies based on the age(s) of the Annuitant(s) at issue. Your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and Joint Annuitant are, age 70 or younger at issue, the optional enhanced Death Benefit is equal to 40% of (a) minus (b), where:

  (a) is the Contract Value as of the date of death; and

  (b) is the sum of purchase payments paid and not previously withdrawn.

Under this age scenario the optional enhanced Death Benefit cannot exceed 70% of purchase payments paid as adjusted for withdrawals.

If the Annuitant or the Joint Annuitant, if applicable, is older than age 70 at issue, the optional enhanced Death Benefit is equal to 25% of (a) minus (b), where:

(a)  is the Contract Value as of the date of death; and

(b)  is the sum of purchase payments paid and not previously withdrawn.

Under this age scenario the optional enhanced Death Benefit cannot exceed 40% of purchase payments paid as adjusted for withdrawals.

Under both age scenarios listed above, withdrawals are taken first from gain. For purposes of this benefit, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)  is the Contract Value on the date we receive your withdrawal request:

(b) is the total of any withdrawals, excluding surrender charges, previously taken;

(c)  is the total of purchase payments paid; and

(d)  is the total of any gain previously withdrawn.

You may only elect the optional enhanced Death Benefit when you apply for a Contract. Once elected, the benefit will remain in effect while your Contract is in force until income payments begin. This benefit cannot otherwise be terminated.

We charge you an additional amount for the optional enhanced Death Benefit. Currently this amount is an annual rate of .20% times the average of the Contract Value at the beginning of the previous Contract year and the Contract Value at the end of the previous Contract year. We guarantee that this charge will not exceed an annual rate of .35% times the average Contract Value, as described above (the rate that applies to your Policy will be fixed at issue). See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor the Joint Annuitant, if applicable, may be older than age 75 at the time of issue unless we approve a different age.

The following example shows how the optional enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the Contract. This example assumes an Owner purchases a Contract with an Annuitant age 65 at the time of issue, and that he makes no withdrawals before the Annuitant's death.

            Purchase       Contract                      Death        Optional Enhanced
 Date       Payment         Value          Gain         Benefit         Death Benefit
---------------------------------------------------------------------------------------
8/01/00     100,000        100,000              0       100,000                 0
8/01/15                    300,000        200,000       300,000            70,000
---------------------------------------------------------------------------------------

If the Annuitant's death and notification of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit under this age scenario cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the optional enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under the rider will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments made and not previously withdrawn may result in no enhanced Death Benefit being payable.

 .  Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
   This means that regardless of any changes in your circumstances, we continue to assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as other aspects of the Contract.

Appendix B

Some of the Investment Subdivisions available under this Policy invest in portfolios with a 12b-1 fee or a Service Share fee (see Portfolio Annual Expenses). Performance for certain of these Investment Subdivisions may reflect the historical performance of a different class of the portfolio underlying the Investment Subdivision. With respect to these Investment Subdivisions, performance for time periods before the portfolios' 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. The performance information in this Appendix is based on information provided by the Funds and may reflect fee waivers and expense reimbursements provided by certain Funds. We cannot guarantee that these fee waivers and expense reimbursements will continue. See Portfolio Annual Expenses.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Subaccount charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period. This data is not intended to guarantee or project future performance.

In Table 1, we show the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. The returns of the Subaccounts reflect current Subaccount charges imposed under the Contract and assume that either the Annuitant and Joint Annuitant (if applicable) are older than age 70 at Contract issue. The total returns shown in Table 1 reflect the deduction of all common fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional Death Benefit charge or the optional enhanced Death Benefit charge, and assume that no premium taxes apply.

                                    Table 1
                           Standardized Total Returns
 (assuming either the Annuitant or the Joint Annuitant are older than age 70 at issue)

                                    For the  For the  For the    From the
                                     1-year   5-year  10-year  Inception in   Date of
                                     period   period   period    Separate   Inception In
                                     ended    ended    ended    Account to    Separate
                                    12/31/00 12/31/00 12/31/00   12/31/00     Account*
----------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Fund                                   NA      NA       NA      -23.79      06/30/00
 AIM V.I. Growth Fund                    NA      NA       NA      -30.25      06/30/00
 AIM V.I. Value Fund                     NA      NA       NA      -20.54      06/30/00
Alliance Variable Products Series
 Fund, Inc.
 Premier Growth Portfolio                NA      NA       NA      -25.25      06/30/00
 Growth and Income Portfolio             NA      NA       NA        1.90      06/30/00
 Quasar Portfolio                        NA      NA       NA      -18.78      06/30/00
Dreyfus
 Dreyfus Investment Portfolio --
   Emerging Markets Fund                 NA      NA       NA      -32.27      06/30/00
 The Dreyfus Socially Responsible
  Growth Fund, Inc.                      NA      NA       NA      -19.38      06/30/00
Federated Insurance Series
 Federated High Income Bond Fund
  II                                 -15.87    1.98       NA        4.79      01/04/95
 Federated International Small
  Company Fund II                        NA      NA       NA      -21.67      06/30/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio           0.81   10.73    15.09       12.00      05/02/88
 VIP Growth Portfolio                -18.23   16.52    17.75       15.04      05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio         -13.87   15.08       NA       18.72      01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income Portfolio   -10.75      NA       NA       12.30      05/01/97
 VIP III Mid Cap Portfolio               NA      NA       NA        1.57      06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund             1.17      NA       NA       14.42      05/01/97
 Money Market Fund**                  -0.87    2.99     3.09        3.68      05/02/88
 Premier Growth Equity Fund          -12.14      NA       NA        2.36      05/03/99
 S&P 500 Index Fund                  -16.27   15.46    15.97       13.67      05/02/88
 Small-Cap Value Equity Fund             NA      NA       NA        8.15      06/30/00
 U.S. Equity Fund                     -7.57      NA       NA        6.10      05/01/98
 Value Equity Fund                       NA      NA       NA       -6.16      06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio         -38.27   17.38       NA       20.12      09/13/93
 Balanced Portfolio                   -8.34   16.23       NA       16.84      10/02/95
 Capital Appreciation Portfolio      -25.07      NA       NA       27.96      05/01/97
 Global Life Sciences Portfolio          NA      NA       NA        1.69      06/30/00
 Global Technology Portfolio             NA      NA       NA      -38.87      06/30/00
 Growth Portfolio                    -21.51   16.60       NA       15.81      09/13/93
 International Growth Portfolio      -22.88      NA       NA       18.76      05/01/96
 Worldwide Growth Portfolio          -22.73   20.16       NA       19.91      09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
  Series (formerly MFS(R) Growth
  Series)                                NA      NA       NA      -15.59      06/30/00
 MFS(R) Investors Trust Series
  (formerly MFS(R) Growth with
  Income Series)                         NA      NA       NA       -7.04      06/30/00
 MFS(R) New Discovery Series             NA      NA       NA      -15.76      06/30/00
 MFS(R) Utilities Series                 NA      NA       NA       -3.21      06/30/00
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA                                NA      NA       NA      -11.37      06/30/00
 Oppenheimer Main Street Growth &
  Income Fund/VA                         NA      NA       NA      -15.17      06/30/00

                           For the  For the  For the    From the
                            1-year   5-year  10-year  Inception in   Date of
                            period   period   period    Separate   Inception In
                            ended    ended    ended    Account to    Separate
                           12/31/00 12/31/00 12/31/00   12/31/00     Account*
-------------------------------------------------------------------------------
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio       NA       NA       NA        -1.58      06/30/00
 High Yield Bond Portfolio    NA       NA       NA        -6.23      06/30/00
 Long-Term U.S. Government
  Bond Portfolio              NA       NA       NA         5.57      06/30/00
 Total Return Bond
  Portfolio                   NA       NA       NA         0.28      06/30/00
Rydex Variable Trust
 Rydex OTC Fund               NA       NA       NA       -44.56      06/30/00
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.


In Table 2, we show the average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in Separate Account to December 31, 2000 and for the one, five and ten year periods ended December 31, 2000. The returns of the Subaccounts reflect current Subaccount charges imposed under the Contract, and assume that both the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at issue. The total returns shown in Table 2 reflect the deduction of all common fees and charges assessed under the Contract; that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of
 .15% of Contract Value in the Separate Account), the annual contract charge of $30 (assumed to be equivalent to .1% of Contract Value), and the surrender charge. We assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional Death Benefit charge or the optional enhanced Death Benefit charge, and assume that no premium taxes apply.

Although we calculate the data shown in Table 2 the same way we calculate the standard total returns shown in Table 1, only the performance data shown in Table 1 is the standarized total return for this variable annuity. We will not show the information in Table 2 without preceding or accompanying it by the information shown in Table 1.

                                    Table 2
                                 Total Returns
              (assuming each Annuitant age 70 or younger at issue)

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Inception    Date of
                               period   period   period  In Separate  Inception
                               ended    ended    ended   Account to  In Separate
                              12/31/00 12/31/00 12/31/00  12/31/00    Account*
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund                NA      NA      NA      -23.87     06/30/00
 AIM V.I. Growth Fund              NA      NA      NA      -30.32     06/30/00
 AIM V.I. Value Fund               NA      NA      NA      -20.63     06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio          NA      NA      NA        1.79     06/30/00
 Growth and Income Portfolio       NA      NA      NA      -25.33     06/30/00
 Quasar Portfolio                  NA      NA      NA      -18.87     06/30/00
Dreyfus
 Dreyfus Investment
  Portfolio -- Emerging
  Markets Fund                     NA      NA      NA      -32.34     06/30/00
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc.                             NA      NA      NA      -19.47     06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II                      -16.05    1.76      NA        4.57     01/04/95
 Federated International
  Small Company Fund II            NA      NA      NA      -21.75     06/30/00

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Inception    Date of
                               period   period   period  In Separate  Inception
                               ended    ended    ended   Account to  In Separate
                              12/31/00 12/31/00 12/31/00  12/31/00    Account*
--------------------------------------------------------------------------------
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio     0.59   10.50    14.86      11.77     05/02/88
 VIP Growth Portfolio          -18.41   16.27    17.51      14.81     05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio   -14.06   14.84       NA      18.48     01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio                    -10.94      NA       NA      12.06     05/01/97
 VIP III Mid Cap Portfolio         NA      NA       NA       1.46     06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund       0.95      NA       NA      14.18     05/01/97
 Money Market Fund**            -1.08    2.77     2.88       3.47     05/02/88
 Premier Growth Equity Fund    -12.33      NA       NA       2.14     05/03/99
 S&P 500 Index Fund            -16.45   15.22    15.73      13.43     05/02/88
 Small-Cap Value Equity Fund       NA      NA       NA       8.03     06/30/00
 U.S. Equity Fund               -7.77      NA       NA       5.88     05/01/98
 Value Equity Fund                 NA      NA       NA      -6.26     06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio   -38.40   17.13       NA      19.88     09/13/93
 Balanced Portfolio             -8.54   15.99       NA      16.59     10/02/95
 Capital Appreciation
  Portfolio                    -25.23      NA       NA      27.70     05/01/97
 Global Life Sciences
  Portfolio                        NA      NA       NA       1.58     06/30/00
 Global Technology Portfolio       NA      NA       NA     -38.94     06/30/00
 Growth Portfolio              -21.68   16.36       NA      15.58     09/13/93
 International Growth
  Portfolio                    -23.05      NA       NA      18.51     05/01/96
 Worldwide Growth Portfolio    -22.89   19.91       NA      19.67     09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series (formerly
  MFS(R) Growth Series)            NA      NA       NA     -15.68     06/30/00
 MFS(R) Investors Trust
  Series (formerly MFS(R)
  Growth with Income Series)       NA      NA       NA      -7.14     06/30/00
 MFS(R) New Discovery Series       NA      NA       NA     -15.85     06/30/00
 MFS(R) Utilities Series           NA      NA       NA      -3.31     06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Global
  Securities Fund/VA               NA      NA       NA     -11.46     06/30/00
 Oppenheimer Main Street
  Growth & Income Fund/VA          NA      NA       NA     -15.26     06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio            NA      NA       NA      -1.68     06/30/00
 High Yield Bond Portfolio         NA      NA       NA      -6.33     06/30/00
 Long-Term U.S. Government
  Bond Portfolio                   NA      NA       NA       5.46     06/30/00
 Total Return Bond Portfolio       NA      NA       NA       0.18     06/30/00
Rydex Variable Trust
 Rydex OTC Fund                    NA      NA       NA     -44.62     06/30/00
--------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the Contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Contract. This data is not intended to guarantee or project future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000 (the portfolio inception), and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 3 through 6, below. The total returns of the portfolios have been reduced by most of the charges currently assessed under the Contract, as if the Contract had been in existence since the inception of the portfolio.

In Table 3, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. Non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge, and the surrender charge. The returns do not reflect the optional Death Benefit charge or the optional enhanced Death Benefit charge, and assume no premium taxes apply. These returns also assume that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at Contract issue.

                                    Table 3
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
              (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         -17.73   13.06       NA   05/05/93
 AIM V.I. Growth Fund                       -27.16   14.27       NA   05/05/93
 AIM V.I. Value Fund                        -21.41   13.48       NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                   -23.50   19.07       NA   06/26/92
 Growth and Income Portfolio                  6.39   16.90       NA   01/14/91
 Quasar Portfolio                           -13.29      NA       NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                              -38.29      NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund                                      -17.84   16.06       NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II         -15.87    1.98       NA   03/01/94
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  0.81   10.73    15.09   10/09/86
 VIP Growth Portfolio                       -18.23   16.52    17.75   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                -13.87   15.08       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio          -10.75      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   25.73      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    1.17      NA       NA   05/01/97
 Money Market Fund**                         -0.87    2.99     3.09   06/30/85
 Premier Growth Equity Fund                 -12.14      NA       NA   12/12/97
 S&P 500 Index Fund                         -16.27   15.46    15.97   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -7.57   16.36       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -38.27   17.38       NA   09/13/93
 Balanced Portfolio                          -8.34   16.23       NA   09/13/93
 Capital Appreciation Portfolio             -25.07      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -21.51   16.60       NA   09/13/93
 International Growth Portfolio             -22.88   20.51       NA   05/02/94
 Worldwide Growth Portfolio                 -22.73   20.16       NA   09/13/93

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
  (formerly MFS(R) Growth Series)          -13.27      NA       NA   05/03/99
 MFS(R) Investors Trust Series (formerly
  MFS(R) Growth with Income Series)         -7.32   13.43       NA   10/09/95
 MFS(R) New Discovery Series                -9.12      NA       NA   04/29/98
 MFS(R) Utilities Series                    -0.12   18.26       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA      -2.15   19.91    13.84   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                  -15.75   12.84       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                      1.21      NA       NA   02/16/99
 High Yield Bond Portfolio                  -7.85      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio   13.97      NA       NA   04/30/99
 Total Return Bond Portfolio                 3.03      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                            -44.59      NA       NA   05/07/97
------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 4, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge. In addition, non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), the annual contract charge, and the surrender charge. The non-standard total returns do not reflect the optional Death Benefit charge, or the optional enhanced Death Benefit Charge, and assume no premium taxes apply. These returns also assume that either the Annuitant or Joint Annuitant (if applicable) are older than age 70 at Contract issue.

                                    Table 4
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
                (assuming either Annuitant over age 70 at issue)

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund        -17.91   12.83      NA    05/05/93
 AIM V.I. Growth Fund                      -27.31   14.03      NA    05/05/93
 AIM V.I. Value Fund                       -21.58   13.24      NA    05/05/93
Alliance Variable Products Series Fund, Inc.
 Premier Growth Portfolio                  -23.67   18.83      NA    06/26/92
 Growth and Income Portfolio                 6.16   16.66      NA    01/14/91
 Quasar Portfolio                          -13.47      NA      NA    08/05/96
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                             -38.43      NA      NA    12/15/99
 The Dreyfus Socially Responsible Growth
  Fund                                     -18.01   15.82      NA    10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II        -16.05    1.76      NA    03/01/94
 Federated International Small Company
  Fund II                                      NA      NA      NA    05/01/00

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  0.59   10.50    14.86   10/09/86
 VIP Growth Portfolio                       -18.41   16.27    17.51   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                -14.06   14.84       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio          -10.94      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   25.46      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    0.95      NA       NA   05/01/97
 Money Market Fund**                         -1.08    2.77     2.88   06/30/85
 Premier Growth Equity Fund                 -12.33      NA       NA   12/12/97
 S&P 500 Index Fund                         -16.45   15.22    15.73   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -7.77   16.11       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -38.40   17.13       NA   09/13/93
 Balanced Portfolio                          -8.54   15.99       NA   09/13/93
 Capital Appreciation Portfolio             -25.23      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -21.68   16.36       NA   09/13/93
 International Growth Portfolio             -23.05   20.26       NA   05/02/94
 Worldwide Growth Portfolio                 -22.89   19.91       NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
  (formerly MFS(R) Growth Series)           -13.45      NA       NA   05/03/99
 MFS(R) Investors Trust Series (formerly
  MFS(R) Growth with Income Series)          -7.52   13.19       NA   10/09/95
 MFS(R) New Discovery Series                 -9.32      NA       NA   04/29/98
 MFS(R) Utilities Series                     -0.34   18.02       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA       -2.36   19.66    13.61   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                   -15.93   12.61       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                       1.00      NA       NA   02/16/99
 High Yield Bond Portfolio                   -8.05      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio    13.73      NA       NA   04/30/99
 Total Return Bond Portfolio                  2.81      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                             -44.72      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 5, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. The non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account) and the annual contract charge. They do not reflect the surrender charge, or the optional Death Benefit charge or the optional enhanced Death Benefit charge, and assume no premium taxes apply. The non-standard total returns also assume that the Annuitant or Joint Annuitant (if applicable) are age 70 or younger at Contract issue.

                                    Table 5
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
              (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         -12.24   13.72       NA   05/05/93
 AIM V.I. Growth Fund                       -21.68   14.91       NA   05/05/93
 AIM V.I. Value Fund                        -15.92   14.13       NA   05/05/93
Alliance Variable Series Fund, Inc.
 Premier Growth Portfolio                   -18.02   19.64       NA   06/26/92
 Growth and Income Portfolio                 11.90   17.50       NA   01/14/91
 Quasar Portfolio                            -7.80      NA       NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                              -32.83      NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                                -12.35   16.67       NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II         -10.38    2.90       NA   03/01/94
 Federated International Small Company
  Fund II                                       NA      NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  6.31   11.43    15.21   10/09/86
 VIP Growth Portfolio                       -12.74   17.12    17.86   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                 -8.38   15.70       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio           -5.25      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   31.26      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    6.67      NA       NA   05/01/97
 Money Market Fund**                          4.63    3.88     3.20   06/30/85
 Premier Growth Equity Fund                  -6.65      NA       NA   12/12/97
 S&P 500 Index Fund                         -10.78   16.08    16.08   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -2.07   16.96       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -32.80   17.97       NA   09/13/93
 Balanced Portfolio                          -2.84   16.84       NA   09/13/93
 Capital Appreciation Portfolio             -19.59      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -16.02   17.20       NA   09/13/93
 International Growth Portfolio             -17.40   21.05       NA   05/02/94
 Worldwide Growth Portfolio                 -17.24   20.71       NA   09/13/93

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/00 12/31/00 12/31/00   Date*
------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
  (formerly MFS(R) Growth Series)           -7.78      NA       NA   05/03/99
 MFS(R) Investors Trust Series (formerly
  MFS(R) Growth with Income Series)         -1.82   14.08       NA   10/09/95
 MFS(R) New Discovery Series                -3.62      NA       NA   04/29/98
 MFS(R) Utilities Series                     5.38   18.84       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA       3.35   20.46    13.95   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                  -10.26   13.50       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                      6.72      NA       NA   02/16/99
 High Yield Bond Portfolio                  -2.35      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio   19.49      NA       NA   04/30/99
 Total Return Bond Portfolio                 8.54      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                            -39.13      NA       NA   05/07/97
------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

In Table 6, we assume that you do not surrender the Contract, and we do not deduct the surrender charge. In addition, non-standard total returns for the portfolios reflect portfolio charges and expenses, as well as deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account) and the annual contract charge. The returns do not reflect the surrender charge or, the optional Death Benefit charge, or the optional enhanced Death Benefit charge, and they assume no premium taxes apply. The non-standard total returns also assume that either the Annuitant or Joint Annuitant (if applicable) are older than age 70 at Contract issue.

                                    Table 6
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
                (assuming either Annuitant over age 70 at issue)

                                         For the  For the  For the
                                          1-year   5-year  10-year
                                          period   period   period  Portfolio
                                          ended    ended    ended   Inception
                                         12/31/00 12/31/00 12/31/00   Date*
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund       -12.42   13.49      NA    05/05/93
 AIM V.I. Growth Fund                     -21.84   14.67      NA    05/05/93
 AIM V.I. Value Fund                      -16.09   13.90      NA    05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                 -18.19   19.39      NA    06/26/92
 Growth and Income Portfolio               11.67   17.26      NA    01/14/91
 Quasar Portfolio                          -7.98      NA      NA    08/05/96
Dreyfus
 Dreyfus Investment Portfolio-Emerging
  Markets Fund                            -32.96      NA      NA    12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc.                              -12.53   16.44      NA    10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II       -10.56    2.69      NA    03/01/94
 Federated International Small Company
  Fund II                                     NA      NA      NA    05/01/00

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                  6.10   11.21    14.97   10/09/86
 VIP Growth Portfolio                       -12.92   16.88    17.62   10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                 -8.57   15.47       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio           -5.44      NA       NA   12/31/96
 VIP III Mid Cap Portfolio                   31.00      NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    6.46      NA       NA   05/01/97
 Money Market Fund**                          4.42    3.67     2.99   06/30/85
 Premier Growth Equity Fund                  -6.83      NA       NA   12/12/97
 S&P 500 Index Fund                         -10.96   15.85    15.85   04/14/85
 Small-Cap Value Equity Fund                    NA      NA       NA   05/01/00
 U.S. Equity Fund                            -2.27   16.72       NA   01/02/95
 Value Equity Fund                              NA      NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                -32.94   17.73       NA   09/13/93
 Balanced Portfolio                          -3.04   16.60       NA   09/13/93
 Capital Appreciation Portfolio             -19.75      NA       NA   05/01/97
 Global Life Sciences Portfolio                 NA      NA       NA   01/15/00
 Global Technology Portfolio                    NA      NA       NA   01/15/00
 Growth Portfolio                           -16.19   16.97       NA   09/13/93
 International Growth Portfolio             -17.56   20.81       NA   05/02/94
 Worldwide Growth Portfolio                 -17.41   20.47       NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
  (formerly MFS(R) Growth Series)            -7.96      NA       NA   05/03/99
 MFS(R) Investors Trust Series (formerly
  MFS(R) Growth with Income Series)          -2.02   13.85       NA   10/09/95
 MFS(R) New Discovery Series                 -3.82      NA       NA   04/29/98
 MFS(R) Utilities Series                      5.17   18.59       NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA        3.14   20.22    13.72   11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA                                   -10.44   13.27       NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                       6.51      NA       NA   02/16/99
 High Yield Bond Portfolio                   -2.55      NA       NA   04/30/98
 Long-Term U.S. Government Bond Portfolio    19.25      NA       NA   04/30/99
 Total Return Bond Portfolio                  8.32      NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                             -39.26      NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Statement of Additional Information
Table of Contents

                                                                            Page
The Contracts..............................................................  B-3
  Transfer of Annuity Units................................................  B-3
  Net Investment Factor....................................................  B-3
Termination of Participation Agreements....................................  B-3
Calculation of Performance Data............................................  B-4
  Money Market Subaccount..................................................  B-4
  Other Subaccounts........................................................  B-5
  Other Performance Data...................................................  B-6
Federal Tax Matters........................................................  B-8
  Taxation of GE Life & Annuity............................................  B-8
  IRS Required Distributions...............................................  B-8
General Provisions.........................................................  B-8
  Using the Contracts as Collateral........................................  B-8
  The Beneficiary..........................................................  B-9
  Non-Participating........................................................  B-9
  Misstatement of Age or Gender............................................  B-9
  Incontestability.........................................................  B-9
  Statement of Values......................................................  B-9
  Trustee..................................................................  B-9
  Written Notice...........................................................  B-9
Distribution of the Contracts..............................................  B-9
Legal Developments Regarding Employment-Related Benefit Plans..............  B-9
Regulation of GE Life & Annuity............................................
Legal Matters.............................................................. B-10
Experts.................................................................... B-10
Financial Statements....................................................... B-10

                               Dated May 1, 2001
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                      Street

________________________________________________________________________________
     City                                               State             Zip

Signature of Requestor: ________________________________________________________
                                            Date

                                    PART B

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                              SEPARATE ACCOUNT 4

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
              FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACT
                                FORM P1154 4/00

                                  OFFERED BY
                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named flexible premium variable deferred annuity Contract offered by GE Life and Annuity Assurance Company. You may obtain a copy of the Prospectus dated May 1, 2001 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The Prospectus is also available on the SEC's website at http://www.sec.gov. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

                  THIS STATEMENT OF ADDITIONAL INFORMATION IS
            NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
             WITH THE PROSPECTUSES FOR THE CONTRACT AND THE FUNDS.

Dated May 1, 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
The Contracts..............................................................   3
 Transfer of Annuity Units.................................................   3
 Net Investment Factor.....................................................   3

Termination of Participation Agreements....................................   3

Calculation of Performance Data............................................   4
 Money Market Subaccount...................................................   4
 Other Subaccounts.........................................................   5
 Other Performance Data....................................................   6

Federal Tax Matters........................................................   8
 Taxation of GE Life & Annuity.............................................   8
 IRS Required Distributions................................................   8

General Provisions.........................................................   8
 Using the Contracts as Collateral.........................................   8
 The Beneficiary...........................................................   9
 Non-Participating.........................................................   9
 Misstatement of Age or Gender.............................................   9
 Incontestability..........................................................   9
 Statement of Values.......................................................   9
 Trustee...................................................................   9
 Written Notice............................................................   9

Distribution of the Contracts..............................................   9

Legal Developments Regarding Employment-Related Benefit Plans..............   9

Regulation of GE Life & Annuity............................................  10

Legal Matters..............................................................  10

Experts....................................................................  10

Financial Statements.......................................................  10

                                 THE CONTRACTS

Transfer of Annuity Units

   At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the Prospectus). The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Subaccount desired to be transferred; (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Subaccount to which the transfer is made. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

   The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a Contract for a Valuation Period is (a) divided by (b) minus (c) where:

  (a) is the result of:

    (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period, plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined, minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

    (4) any amount charged against that Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount; and

  (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

  (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge; this factor is shown in your Contract.

   We will value assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

                    TERMINATION OF PARTICIPATION AGREEMENTS

   The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

   AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Alliance Variable Products Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("The Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                        CALCULATION OF PERFORMANCE DATA

   From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the Contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Money Market Subaccount

   From time to time, advertisements and sales literature may quote the yield of the Money Market Subaccount for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit in the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account). The annual contract charge is only deducted if Contract Value at the time of deduction is $40,000 or less. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

  Current Yield = ((NCP -- ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

  ES= per unit expenses of the hypothetical account for the seven-day period.

  UV=   the unit value on the first day of the seven-day period.

   We may also quote the effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP -- ES)/UV))/365///7/ - 1 where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

  ES= per unit expenses of the hypothetical account for the seven-day period.

  UV=   the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Subaccount's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the surrender charge under the Contract or charges for any optional Death Benefit riders.

     Current Yield 4.65% as of December 31, 2000

     Effective Yield 4.55% as of December 31, 2000

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

   TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that began before the Contract was available, performance data will be based on the performance of the underlying portfolios, adjusted for the level of the Separate Account and Contract charges currently in effect for this Contract. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

    1. We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment portfolio (after deductions for portfolio charges and expenses, the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account).)

    2. The annual contract charge is $30 deducted at the beginning of each Contract year and is waived if the Contract Value is more than $40,000 at the time the charge is due. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to .1% of Contract Value.

    3. The surrender charge will be determined by assuming a surrender of the Contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

    4. Total return does not consider the charges for any optional death benefits, and does not reflect the deduction of any premium taxes.

    5. Total return will then be calculated according to the following formula:

  TR =  (ERV/P)1/N-1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

Past Performance is not a Guarantee or Projection of Future Results.

   The Funds have provided the price information used to calculate the historical performance of the Subaccounts. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR =(ERV/P)-1
where:

  CTR = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                              GENERAL PROVISIONS

Using the Contracts as Collateral

   A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a Contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

   You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

   The Contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

   If the Annuitant's age or gender was misstated on the Contract data page, any Contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

   We will not contest the Contract.

Statement Of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and charges made during the report period.

Trustee

   If a trustee is named as the owner or Beneficiary of this policy and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of policy benefits to the trustee shall release us from all obligations under the policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The Contract number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

                         DISTRIBUTION OF THE CONTRACTS

   The offering is continuous, and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Contracts. However, the Company does reserve the right to discontinue the offering of the Contracts.

         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The Contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Contract may be purchased.

                       REGULATION OF GE LIFE AND ANNUITY

   Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

                                 LEGAL MATTERS

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to Federal securities laws applicable to the issue and sale of the Contract described in this Prospectus. Donita M. King, Senior Vice President, General Counsel and Secretary of GE Life and Annuity Assurance Company, has provided advice on certain legal matters pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contracts under Virginia insurance law.

                                    EXPERTS

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

                             FINANCIAL STATEMENTS

     This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary, (the Company) as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                          Year ended December 31, 2000
                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-19
Statements of Changes in Net Assets........................................ F-37
Notes to Financial Statements.............................................. F-64

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenhiemer Variable Account Funds--Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund--Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series--Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, Equity Income, and High Yield Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. Telecommunications, AIM V.I. Growth, and AIM V.I. Value Funds; the MFS Variable Insurance Trust--MFS Growth, MFS Growth With Income, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investments Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2000, and the related statements of operations for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 2000, and the related statements of changes in net assets for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2000, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                 GE Investments Funds, Inc.
                          ------------------------------------------------------------------------
                            S&P 500       Money       Total    International Real Estate  Global
                             Index       Market      Return       Equity     Securities   Income
                              Fund        Fund        Fund         Fund         Fund       Fund
                          ------------ ----------- ----------- ------------- ----------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (28,004,741 shares;
  cost --
  $709,032,196).........  $691,997,154         --          --          --           --         --
 Money Market Fund
  (436,094,842 shares;
  cost --
  $436,094,842).........           --  436,094,842         --          --           --         --
 Total Return Fund
  (7,967,756 shares;
  cost --
  $121,515,056).........           --          --  123,579,895         --           --         --
 International Equity
  Fund (3,809,674
  shares; cost --
  $48,558,411)..........           --          --          --   40,420,641          --         --
 Real Estate Securities
  Fund (4,883,091
  shares; cost --
  $64,671,003)..........           --          --          --          --    67,484,315        --
 Global Income Fund
  (912,127 shares; cost
  -- $9,165,230)........           --          --          --          --           --   8,674,326
Receivable from
 affiliate..............           --      232,924         --          --           --         --
Receivable for units
 sold...................        28,957  34,724,754      59,248       2,140    2,012,721      5,306
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total assets...........   692,026,111 471,052,520 123,639,143  40,422,781   69,497,036  8,679,632
                          ------------ ----------- -----------  ----------   ----------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       525,773     321,433      81,089      19,546       40,097      3,370
Payable for units
 withdrawn..............       788,862     310,089          57         365          --         198
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total liabilities......     1,314,635     631,522      81,146      19,911       40,097      3,568
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $690,711,476 470,420,998 123,557,997  23,347,479   50,830,446  3,292,479
 GE Life and Annuity
  Assurance Company.....           --          --          --   17,055,391   18,626,493  5,383,585
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 I (note 2).............       820,854   3,733,450     379,232     103,863      217,655     20,090
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type I...........  $      53.63       16.76       38.93       16.17        19.41      10.32
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 II (note 2)............     9,120,668  12,687,487   2,034,785     908,264    1,853,612    301,579
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type II..........  $      51.95       16.24       37.71       16.01        19.14      10.23
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 III (note 2)...........    14,711,396  13,620,757   2,562,990     575,998      791,128        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type III.........  $      10.33       10.79       11.31       10.62        13.01        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 IV (note 2)............     1,753,549   3,819,606     283,441      96,984       70,076        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type IV..........  $       9.63       10.69       10.85       10.41        11.90        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 V (note 2).............         2,155  10,156,142         --          --           109        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type V...........  $       9.19        1.02         --          --         10.62        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VI (note 2)............       306,192     279,223         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VI..........  $       9.04       10.24         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VII (note 2)...........       135,750      76,786         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VII.........  $       9.04       10.23         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                         GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                            Mid-Cap                  U.S.       Premier     Value   Small-Cap
                          Value Equity   Income     Equity   Growth Equity Equity  Value Equity
                              Fund        Fund       Fund        Fund       Fund       Fund
                          ------------ ---------- ---------- ------------- ------- ------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (6,212,325
  shares; cost --
  $93,361,534)..........  $101,323,017        --         --          --        --        --
 Income Fund (4,720,396
  shares; cost--
  $57,403,116)..........           --  56,597,549        --          --        --        --
 U.S. Equity Fund
  (1,909,655 shares;
  cost -- $70,941,683)..           --         --  67,907,319         --        --        --
 Premier Growth Equity
  Fund (855,215 shares;
  cost --$72,842,848)...           --         --         --   67,288,289       --        --
 Value Equity Fund
  (20,276 shares; cost
  -- $198,500)..........           --         --         --          --    201,345       --
 Small-Cap Value Equity
  Fund (18,892 shares;
  cost -- $192,153).....           --         --         --          --        --    212,913
Receivable from
 affiliate..............           --         --       5,060       5,191         1       --
Receivable for units
 sold...................       130,496    191,182    221,417      54,260       --     26,250
                          ------------ ---------- ----------  ----------   -------   -------
 Total assets...........   101,453,513 56,788,731 68,133,796  67,347,740   201,346   239,163
                          ------------ ---------- ----------  ----------   -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        78,015    134,096     30,017      31,628        75        80
Payable for units
 withdrawn..............           --      44,457        --       47,182       --        --
                          ------------ ---------- ----------  ----------   -------   -------
 Total liabilities......        78,015    178,553     30,017      78,810        75        80
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $ 95,988,010 56,610,178 68,103,779  67,268,930   201,271   239,083
 GE Life and Annuity
  Assurance Company.....     5,387,488        --         --          --        --        --
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 I (note 2).............       310,736    890,340    173,081      79,201       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type I...........  $      17.21      11.40      12.40       11.02       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 II (note 2)............     3,531,824  3,035,919  2,589,497   2,128,010       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type II..........  $      17.06      11.31      12.32       10.98       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 III (note 2)...........     2,225,373    978,360  2,679,258   3,575,788       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type III.........  $      11.91      10.59      11.31       10.95       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 IV (note 2)............       330,352    165,406    254,245     294,786       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type IV..........  $      10.36      10.66      10.32       10.94       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 V (note 2).............           --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type V...........  $        --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VI (note 2)............        31,009        --      30,567      56,621    16,212    16,880
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VI..........  $      11.23        --        9.84        9.46      9.93     11.37
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VII (note 2)...........        10,023        --      84,230      12,182     4,061     4,154
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VII.........  $      11.22        --        9.83        9.45      9.92     11.35
                          ============ ========== ==========  ==========   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                                         Oppenheimer Variable
                                                                                          Account Funds --
                                      Oppenheimer Variable Account Funds                    Class 2 Shares
                          ----------------------------------------------------------- --------------------------
                                        Capital    Aggressive     High      Multiple    Global     Main Street
                             Bond     Appreciation   Growth      Income    Strategies Securities Growth & Income
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA       Fund/VA
                          ----------- ------------ ----------- ----------- ---------- ---------- ---------------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (7,543,319
  shares; cost --
   86,494,953)..........  $84,862,342         --           --          --         --       --             --
 Capital Appreciation
  Fund/VA (7,571,963
  shares; cost --
   $310,029,785)........          --  353,080,657          --          --         --       --             --
 Aggressive Growth
  Fund/VA (5,208,625
  shares; cost --
   $351,698,446)........          --          --   368,614,409         --         --       --             --
 High Income Fund/VA
  (14,538,564 shares;
  cost --
   $154,459,337)........          --          --           --  134,772,489        --       --             --
 Multiple Strategies
  Fund/VA (5,095,673
  shares; cost --
   $81,042,250).........          --          --           --          --  84,333,394      --             --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares, at fair value
 (note 2)...............
 Global Securities
  Fund/VA (31,621
  shares; cost --
   $956,604)............          --          --           --          --         --   958,116            --
 Main Street Growth &
  Income Fund/VA (79,018
  shares; cost --
   $1,735,807)..........          --          --           --          --         --       --       1,678,346
Receivable from
 affiliate..............          --          --           --          --         --         2            --
Receivable for units
 sold...................       97,873   2,269,877      932,126      55,471    132,383   23,439         18,745
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
  Total assets..........   84,960,215 355,350,534  369,546,535 134,827,960 84,465,777  981,557      1,697,091
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       93,679     315,614      496,421     140,283    166,487      340            615
Payable for units
 withdrawn..............       32,695         --     3,064,700      15,247         94      --             --
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
 Total liabilities......      126,374     315,614    3,561,121     155,530    166,581      340            615
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $84,833,841 355,034,920  365,985,414 134,672,430 84,299,196  981,217      1,696,476
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 I (note 2).............      560,064     801,953    1,438,160     852,997    753,703      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type I...........  $     22.55       63.69        64.59       30.46      32.40      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 II (note 2)............    2,562,480   3,655,340    3,299,098   3,134,526  1,564,417      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type II..........  $     21.85       61.69        62.57       29.51      31.39      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 III (note 2)...........    1,437,061   5,423,593    4,011,227   1,554,884    829,485      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type III.........  $     10.10       13.00        15.01        9.57      11.48      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 IV (note 2)............      167,312     634,278      459,900     141,624    116,683      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type IV..........  $     10.16       12.54        14.05        9.25      10.71      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 V (note 2).............          --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type V...........  $       --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VI (note 2)............          --          --           --          --         --    68,997        114,394
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VI..........  $       --          --           --          --         --      9.41           9.03
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VII (note 2)...........          --          --           --          --         --    35,315         73,558
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VII.........  $       --          --           --          --         --      9.40           9.02
                          =========== ===========  =========== =========== ==========  =======      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                 Variable Insurance
                            Variable Insurance Products Fund      Products Fund II
                          ------------------------------------ -----------------------
                            Equity-                               Asset
                             Income      Growth     Overseas     Manager   Contrafund
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                          ------------ ----------- ----------- ----------- -----------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (25,642,567 shares;
  cost --
   $572,832,749)........  $654,398,298         --          --          --          --
 Growth Portfolio
  (15,248,683 shares;
  cost --
   $650,281,384)........           --  665,605,016         --          --          --
 Overseas Portfolio
  (5,456,699 shares;
  cost --
   $118,222,277)........           --          --  109,079,406         --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager Portfolio
  (22,864,719 shares;
  cost --
   $357,779,527)........           --          --          --  365,835,511         --
 Contrafund Portfolio
  (22,611,211 shares;
  cost --
   $509,793,351)........           --          --          --          --  536,790,147
Dividend Receivable.....           --          --          --          --          --
Receivable for units
 sold...................       163,018     111,351         --       68,807     115,855
                          ------------ ----------- ----------- ----------- -----------
 Total assets...........   654,561,316 665,716,367 109,079,406 365,904,318 536,906,002
                          ------------ ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       668,146     758,627     269,649     583,365     433,235
Payable for units
 withdrawn..............       366,183      96,993  10,938,491     422,585      84,121
                          ------------ ----------- ----------- ----------- -----------
 Total liabilities......     1,034,329     855,620  11,208,140   1,005,950     517,356
                          ------------ ----------- ----------- ----------- -----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $653,526,987 664,860,747  97,871,266 364,898,368 536,388,646
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 I (note 2).............     3,098,226   2,537,479   1,662,419   8,822,451   1,951,596
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type I...........  $      46.44       64.94       26.59       29.09       29.83
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 II (note 2)............     9,905,021   5,410,897   1,573,977   3,182,533  12,149,774
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type II..........  $      44.99       62.91       25.76       28.28       29.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 III (note 2)...........     5,142,408  13,220,537   1,034,948   1,578,124  10,046,542
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type III.........  $      11.37       11.16       10.99       10.22       10.81
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 IV (note 2)............       557,714   1,122,676     167,898     212,496   1,214,744
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type IV..........  $       9.95       10.81       10.41        9.99       10.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 V (note 2).............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type V...........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VI (note 2)............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VI..........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VII (note 2)...........           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VII.........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                          Variable Insurance Products Fund III
                                          ------------------------------------
                                            Growth &      Growth
                                             Income    Opportunities  Mid Cap
                                           Portfolio     Portfolio   Portfolio
                                          ------------ ------------- ---------
Assets
Investments in Variable Insurance
 Products Fund III, at fair value (note
 2):
 Growth & Income Portfolio (9,235,698
  shares; cost -- $144,537,079).......... $140,936,758         --        --
 Growth Opportunities Portfolio
  (4,687,857 shares; cost --
   $98,685,643)..........................          --   83,162,589       --
 Mid Cap Portfolio (113 shares; cost --
   $2,196)...............................          --          --      2,279
Dividend Receivable......................          --          --          9
Receivable for units sold................      155,203   4,606,756       --
                                          ------------  ----------     -----
 Total assets............................  141,091,961  87,769,345     2,288
                                          ------------  ----------     -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       98,918      60,418        10
Payable for units withdrawn..............       10,684         --        --
                                          ------------  ----------     -----
 Total liabilities.......................      109,602      60,418        10
                                          ------------  ----------     -----
Net assets attributable to variable
 deferred annuity contractholders........ $140,982,359  87,708,927     2,278
                                          ============  ==========     =====
Outstanding units: Type I (note 2).......      410,164     299,397       --
                                          ============  ==========     =====
Net asset value per unit: Type I......... $      16.31       12.80       --
                                          ============  ==========     =====
Outstanding units: Type II (note 2)......    5,576,695   4,498,947       --
                                          ============  ==========     =====
Net asset value per unit: Type II........ $      16.16       12.68       --
                                          ============  ==========     =====
Outstanding units: Type III (note 2).....    3,872,703   2,947,260       --
                                          ============  ==========     =====
Net asset value per unit: Type III....... $      10.14        8.45       --
                                          ============  ==========     =====
Outstanding units: Type IV (note 2)......      513,093     236,293       --
                                          ============  ==========     =====
Net asset value per unit: Type IV........ $       9.52        8.07       --
                                          ============  ==========     =====
Outstanding units: Type V (note 2).......        1,952       2,112       207
                                          ============  ==========     =====
Net asset value per unit: Type V......... $       9.90        8.88     11.03
                                          ============  ==========     =====
Outstanding units: Type VI (note 2)......          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VI........ $        --          --        --
                                          ============  ==========     =====
Outstanding units: Type VII (note 2).....          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VII....... $        --          --        --
                                          ============  ==========     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                               Variable Insurance
                           Variable Insurance    Products Fund    Variable Insurance
                            Products Fund --   II --Service Class  Products Fund III
                            Service Class 2            2          -- Service Class 2
                          -------------------- ------------------ -------------------
                           Equity-                                Growth &
                            Income    Growth       Contrafund      Income    Mid Cap
                          Portfolio  Portfolio     Portfolio      Portfolio Portfolio
                          ---------- --------- ------------------ --------- ---------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (65,345 shares;
  cost -- $1,597,979)...  $1,660,408       --            --                       --
 Growth Portfolio
  (70,676 shares;
  cost -- $3,310,563)...         --  3,069,439           --             --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (140,128 shares;
  cost -- $3,341,012)...         --        --      3,312,621            --        --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):         --        --            --             --        --
 Growth & Income
  Portfolio (93,271
  shares; cost --
   $1,433,455)..........         --        --            --       1,414,925       --
 Mid Cap Portfolio
  (153,195 shares;
  cost -- $2,980,550)...         --        --            --             --  3,094,533
Dividend Receivable.....         --        --            --             --      9,164
Receivable from
 affiliate..............          11       --            --               1       --
Receivable for units
 sold...................         --     16,275        28,855          1,250    38,686
                          ---------- ---------     ---------      --------- ---------
 Total assets...........   1,660,419 3,085,714     3,341,476      1,416,176 3,142,383
                          ---------- ---------     ---------      --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         613     1,136         1,238            549    10,276
Payable for units
 withdrawn..............         --        --            --             --        --
                          ---------- ---------     ---------      --------- ---------
 Total liabilities......         613     1,136         1,238            549    10,276
                          ---------- ---------     ---------      --------- ---------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $1,659,806 3,084,578     3,340,238      1,415,627 3,132,107
                          ========== =========     =========      ========= =========
Outstanding units: Type
 I (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type I...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 II (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type II..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 III (note 2)...........         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type III.........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 IV (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type IV..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 V (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type V...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VI (note 2)............     109,912   306,801       211,423         53,009   243,434
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VI..........  $    11.04      8.39          9.38           9.78     10.71
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VII (note 2)...........      40,470    60,848       144,834         91,832    49,059
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VII.........  $    11.03      8.39          9.37           9.77     10.70
                          ========== =========     =========      ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                             Federated Insurance
                                                                                 Series --
                                      Federated Insurance Series               Service Shares
                          -------------------------------------------------- -------------------
                            American      High                 International
                          Leaders Fund Income Bond   Utility   Small Company        High
                               II        Fund II     Fund II      Fund II    Income Bond Fund II
                          ------------ ----------- ----------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (5,058,250 shares;
  cost --
   $101,192,581)........  $103,795,287         --          --         --               --
 High Income Bond Fund
  II (7,256,485 shares;
  cost -- $69,601,018)..           --   61,389,861         --         --               --
 Utility Fund II
  (4,632,384 shares;
  cost -- $62,502,300)..           --          --   57,626,858        --               --
 International Small
  Company Fund II
  (11,071 shares;
  cost -- $89,526)......           --          --          --      87,796              --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (50,421 shares;
  cost -- $429,762).....           --          --          --         --           426,563
Receivable for units
 sold...................       170,381         --       44,927        --               --
                          ------------ ----------- -----------    -------         --------
 Total assets...........   103,965,668  61,389,861  57,671,785     87,796          426,563
                          ------------ ----------- -----------    -------         --------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        80,026      49,231      45,011         35              157
Payable for units
 withdrawn..............        19,006     158,681      18,911        382               37
                          ------------ ----------- -----------    -------         --------
 Total liabilities......        99,032     207,912      63,922        417              194
                          ------------ ----------- -----------    -------         --------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $103,866,636  61,181,949  57,607,863     87,379          426,369
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 I (note 2).............       325,517     369,429     258,971        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type I...........  $      17.96       13.96       17.20        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 II (note 2)............     4,328,938   3,199,511   2,544,453        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type II..........  $      17.75       13.75       16.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 III (note 2)...........     1,783,774   1,236,512     971,234        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type III.........  $      10.58        8.86        9.36        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 IV (note 2)............       243,347     124,964     107,356        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type IV..........  $       9.49        8.61        8.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 V (note 2).............           --          --          --         --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type V...........  $        --          --          --         --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VI (note 2)............           --          --          --       6,644           33,278
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VI..........  $        --          --          --        8.38             9.21
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VII (note 2)...........           --          --          --       3,788           13,030
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VII.........  $        --          --          --        8.37             9.20
                          ============ =========== ===========    =======         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                           PBHG Insurance Series
                                                  Alger American Fund           Fund, Inc.
                                              --------------------------- -----------------------
                                                  Small        LargeCap   PBHG Large  PBHG Growth
                                              Capitalization    Growth    Cap Growth      II
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                              -------------- ------------ ----------- -----------
Assets
Investments in Alger American Fund, at fair
 value (note 2):
 Small Capitalization Portfolio (6,467,827
  shares; cost -- $224,738,257)..............  $151,929,250           --          --          --
 LargeCap Growth Portfolio (7,839,981 shares;
  cost -- $432,269,742)......................           --    370,595,918         --          --
Investments in PBHG Insurance Series Fund,
 Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,441,919
  shares; cost -- $64,822,033)...............           --            --   59,924,690         --
 PBHG Growth II Portfolio (3,175,625 shares;
  cost -- $76,920,163).......................           --            --          --   59,955,791
Receivable for units sold....................       242,775        83,238      34,240         --
                                               ------------  ------------ ----------- -----------
 Total assets................................   152,172,025   370,679,156  59,958,930  59,955,791
                                               ------------  ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate (note
 3)..........................................       119,450       321,744      73,063      35,288
Payable for units withdrawn..................     6,440,444       159,262      11,568   1,046,576
                                               ------------  ------------ ----------- -----------
 Total liabilities...........................     6,559,894       481,006      84,631   1,081,864
                                               ------------  ------------ ----------- -----------
Net assets attributable to variable deferred
 annuity contract holders....................  $145,612,131   370,198,150  59,874,299  58,873,927
                                               ============  ============ =========== ===========
Outstanding units: Type I (note 2)...........       949,219       960,901     269,115     380,451
                                               ============  ============ =========== ===========
Net asset value per unit: Type I.............  $      12.39         21.88       24.09       18.41
                                               ============  ============ =========== ===========
Outstanding units: Type II (note 2)..........     7,559,032    10,491,039   2,236,754   2,843,741
                                               ============  ============ =========== ===========
Net asset value per unit: Type II............  $      12.23         21.59       23.87       18.24
                                               ============  ============ =========== ===========
Outstanding units: Type III (note 2).........     3,566,464    10,372,485         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type III...........  $      10.13         10.49         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type IV (note 2)..........       537,277     1,392,041         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type IV............  $       9.82          9.96         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type V (note 2)...........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type V.............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VI (note 2)..........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VI............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VII (note 2).........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VII...........  $        --            --          --          --
                                               ============  ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                             Aggressive                Worldwide
                               Growth       Growth       Growth      Balanced
                             Portfolio    Portfolio    Portfolio    Portfolio
                            ------------ ------------ ------------ ------------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (14,039,186
  shares; cost --
   $706,425,531)..........  $509,622,437          --           --           --
 Growth Portfolio
  (29,073,584 shares;
  cost -- $782,872,597)...           --   769,868,499          --           --
 Worldwide Growth
  Portfolio (25,646,949
  shares; cost --
   $913,744,295)..........           --           --   948,424,184          --
 Balanced Portfolio
  (25,385,539 shares;
  cost -- $621,693,742)...           --           --           --   617,122,464
Receivable from
 affiliate................           --           --           --           --
Receivable for units
 sold.....................        22,807       30,434          --       158,539
                            ------------ ------------ ------------ ------------
 Total assets.............   509,645,244  769,898,933  948,424,184  617,281,003
                            ------------ ------------ ------------ ------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       388,550      770,719      766,982      401,171
Payable for units
 withdrawn................       224,462    2,079,866    1,831,379       39,514
                            ------------ ------------ ------------ ------------
 Total liabilities........       613,012    2,850,585    2,598,361      440,685
                            ------------ ------------ ------------ ------------
Net assets attributable to
 variable deferred annuity
 contract holders.........  $509,032,232  767,048,348  945,825,823  616,840,318
                            ============ ============ ============ ============
Outstanding units: Type I
 (note 2).................     1,476,739    3,339,577    3,447,311    2,250,745
                            ============ ============ ============ ============
Net asset value per unit:
 Type I...................  $      40.38        30.88        39.89        23.67
                            ============ ============ ============ ============
Outstanding units: Type II
 (note 2).................     7,072,505   14,437,869   15,931,243   16,570,364
                            ============ ============ ============ ============
Net asset value per unit:
 Type II..................  $      39.64        30.32        39.17        23.36
                            ============ ============ ============ ============
Outstanding units: Type
 III (note 2).............    10,800,977   17,978,378   12,873,897   14,010,497
                            ============ ============ ============ ============
Net asset value per unit:
 Type III.................  $      14.06        11.33        12.69        11.48
                            ============ ============ ============ ============
Outstanding units: Type IV
 (note 2).................     1,417,961    2,092,272    1,684,062    1,437,590
                            ============ ============ ============ ============
Net asset value per unit:
 Type IV..................  $      12.12        10.74        12.42        10.88
                            ============ ============ ============ ============
Outstanding units: Type V
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type V...................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type VI
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VI..................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type
 VII (note 2).............           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VII.................  $        --           --           --           --
                            ============ ============ ============ ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------
                           Flexible   International   Capital     Equity     High
                            Income       Growth     Appreciation  Income     Yield
                           Portfolio    Portfolio    Portfolio   Portfolio Portfolio
                          ----------- ------------- ------------ --------- ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Flexible Income
  Portfolio (6,109,251
  shares; cost --
   $71,058,601).........  $70,012,021          --            --     --         --
 International Growth
  Portfolio (8,685,103
  shares; cost --
   $303,293,293)........          --   268,369,682           --                --
 Capital Appreciation
  Portfolio (16,513,441
  shares; cost --
  $479,041,103).........          --           --    442,395,093    --         --
 Equity Income Portfolio
  (51 shares; cost --
   $1,072)..............          --           --            --     981        --
 High Yield Portfolio
  (112 shares; cost --
   $1,149)..............          --           --            --     --       1,093
Receivable from
 affiliate..............          --             5           --     --         --
Receivable for units
 sold...................        4,618       98,467        37,526    --         --
                          ----------- ------------  ------------   ----     ------
 Total Assets...........   70,016,639  268,468,154   442,432,619    981      1,093
                          ----------- ------------  ------------   ----     ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       52,646      161,738       319,131      1          1
Payable for units
 withdrawn..............       33,919   17,926,302       501,101    --         --
                          ----------- ------------  ------------   ----     ------
 Total liabilities......       86,565   18,088,040       820,232      1          1
                          ----------- ------------  ------------   ----     ------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $69,930,074  250,380,114   441,612,387    980      1,092
                          =========== ============  ============   ====     ======
Outstanding units: Type
 I (note 2).............      384,649      914,128       853,141    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type I...........  $     14.24        23.75         26.16    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 II (note 2)............    3,443,885    6,457,205     8,761,565    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type II..........  $     14.05        23.47         25.92    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 III (note 2)...........    1,350,650    4,568,600    14,448,594    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type III.........  $     10.43        14.16         12.14    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 IV (note 2)............      191,005      885,554     1,575,700    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type IV..........  $     10.36        14.03         10.64    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 V (note 2).............          --           392         2,683    104        111
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type V...........  $       --          8.38          8.59   9.45       9.88
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VI (note 2)............          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VI..........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VII (note 2)...........          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VII.........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at fair
 value (note 2):
 Global Life Sciences Portfolio
  (4,053,234 shares; cost --
   $36,543,828)...................  $37,735,607        --        --         --
 Global Technology Portfolio
  (3,619,360 shares; cost --
   $32,374,947)...................          --  23,706,810       --         --
 Aggressive Growth Portfolio
  (109,107 shares; cost --
   $4,770,479)....................          --         --  3,924,594        --
 Growth Portfolio (201,806 shares;
  cost -- $5,916,132).............          --         --        --   5,319,599
Receivable from affiliate.........        6,923        --        --         --
Receivable for units sold.........      415,888     25,586     3,907     35,105
                                    ----------- ---------- ---------  ---------
 Total assets.....................   38,158,418 23,732,396 3,928,501  5,354,704
                                    ----------- ---------- ---------  ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............       13,694      9,070     1,483      1,962
Payable for units withdrawn.......       15,437      9,004       --         --
                                    ----------- ---------- ---------  ---------
 Total liabilities................       29,131     18,074     1,483      1,962
                                    ----------- ---------- ---------  ---------
Net assets attributable to
 variable deferred annuity
 contractholders..................  $38,129,287 23,714,322 3,927,018  5,352,742
                                    =========== ========== =========  =========
Outstanding units: Type I (note
 2)...............................      320,846    192,319       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type I..  $     11.45       6.82       --         --
                                    =========== ========== =========  =========
Outstanding units: Type II (note
 2)...............................    1,245,259  1,333,647       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 II...............................  $     11.43       6.81       --         --
                                    =========== ========== =========  =========
Outstanding units: Type III (note
 2)...............................    1,538,535  1,420,254       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 III..............................  $     11.42       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type IV (note
 2)...............................       97,759    222,133       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 IV...............................  $     11.41       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type V (note
 2)...............................          --         --        --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type V..  $       --         --        --         --
                                    =========== ========== =========  =========
Outstanding units: Type VI (note
 2)...............................      120,366    284,186   507,673    513,258
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VI...............................  $     10.72       6.66      6.65       8.33
                                    =========== ========== =========  =========
Outstanding units: Type VII (note
 2)...............................       23,012     39,046    82,856    129,483
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VII..............................  $     10.71       6.65      6.65       8.32
                                    =========== ========== =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                      Janus Aspen Series -- Service Shares
                                                  (continued)
                                 ----------------------------------------------
                                   Capital    Worldwide International
                                 Appreciation  Growth      Growth     Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                 ------------ --------- ------------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation Portfolio
  (200,823 shares; cost --
   $5,763,124).................   $5,329,834        --          --          --
 Worldwide Growth Portfolio
  (149,154 shares; cost --
   $6,006,029).................          --   5,484,392         --          --
 International Growth Portfolio
  (67,622 shares; cost --
   $2,227,971).................          --         --    2,071,928         --
 Balanced Portfolio (185,335
  shares; cost -- $4,707,357)..          --         --          --    4,620,399
Receivable from affiliate......          --         --          --          --
Receivable for units sold......       49,265     85,632      21,571      15,907
                                  ----------  ---------   ---------   ---------
 Total assets..................    5,379,099  5,570,024   2,093,499   4,636,306
                                  ----------  ---------   ---------   ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)............        1,812      2,022         752       1,738
Payable for units withdrawn....          --         --          --          --
                                  ----------  ---------   ---------   ---------
 Total liabilities.............        1,812      2,022         752       1,738
                                  ----------  ---------   ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders...............   $5,377,287  5,568,002   2,092,747   4,634,568
                                  ==========  =========   =========   =========
Outstanding units: Type I (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 I.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type II
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 II............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type III
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 III...........................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type IV
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 IV............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type V (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 V.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type VI
 (note 2)......................      524,387    562,276     214,995     280,452
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VI............................   $     8.45       8.18        8.10        9.62
                                  ==========  =========   =========   =========
Outstanding units: Type VII
 (note 2)......................      112,111    118,553      43,422     201,522
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VII...........................   $     8.44       8.17        8.09        9.61
                                  ==========  =========   =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                               Goldman Sachs              Salomon Brothers
                          Variable Insurance Trust    Variable Series Fund Inc.
                          ------------------------ -------------------------------
                                                                           Total
                           Growth and    Mid Cap   Strategic  Investors   Return
                          Income Fund  Value Fund  Bond Fund     Fund      Fund
                          ------------ ----------- ---------- ---------- ---------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,542,365 shares;
  cost -- $16,480,029)..  $ 15,948,051         --         --         --        --
 Mid Cap Value Fund
  (6,866,197 shares;
  cost -- $65,731,153)..           --   73,262,319        --         --        --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (1,351,707 shares;
  cost -- $13,484,365)..           --          --  13,179,140        --        --
 Investors Fund
  (2,852,879 shares;
  cost -- $38,625,269)..           --          --         --  38,770,629       --
 Total Return Fund
  (695,510 shares;
  cost -- $7,358,195)...           --          --         --         --  7,441,952
Receivable from
 affiliate..............           --          --         --         605       --
Receivable for units
 sold...................       172,223     916,077      8,770     87,048   198,389
                          ------------ ----------- ---------- ---------- ---------
 Total assets...........    16,120,274  74,178,396 13,187,910 38,858,282 7,640,341
                          ------------ ----------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         9,248      36,190      6,142     14,079     3,602
Payable for units
 withdrawn..............         1,822         --          70  1,380,987       --
                          ------------ ----------- ---------- ---------- ---------
 Total liabilities......        11,070      36,190      6,212  1,395,066     3,602
                          ------------ ----------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 16,109,204  74,142,206 13,181,698 37,463,216 7,636,739
                          ============ =========== ========== ========== =========
Outstanding units: Type
 I (note 2).............        71,900     312,480     34,928    126,555     8,529
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type I...........  $       8.70       10.87      10.78      15.27     11.34
                          ============ =========== ========== ========== =========
Outstanding units: Type
 II (note 2)............       971,475   2,769,191    556,622    775,796   272,799
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type II..........  $       8.64       10.80      10.72      15.18     11.28
                          ============ =========== ========== ========== =========
Outstanding units: Type
 III (note 2)...........       644,374   2,947,576    546,314  1,815,125   391,192
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type III.........  $       9.80       12.93      10.46      12.46     10.53
                          ============ =========== ========== ========== =========
Outstanding units: Type
 IV (note 2)............        86,719     237,882    108,469    100,680    33,720
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type IV..........  $       8.94       11.46      10.36      11.30     10.19
                          ============ =========== ========== ========== =========
Outstanding units: Type
 V (note 2).............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type V...........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VI (note 2)............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VI..........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VII (note 2)...........           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VII.........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                           AIM Variable Insurance Funds
                          --------------------------------------------------------------
                            AIM V.I.    AIM V.I.
                            Capital    Aggressive      AIM V.I.      AIM V.I.  AIM V.I.
                          Appreciation   Growth   Telecommunications  Growth     Value
                              Fund        Fund           Fund          Fund      Fund
                          ------------ ---------- ------------------ --------- ---------
Assets
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (70,786 shares;
  cost -- $2,545,699)...   $2,183,044      --             --               --        --
 AIM V.I. Aggressive
  Growth Fund (87
  shares; cost --
   $1,426)..............          --     1,266            --               --        --
 AIM V.I.
  Telecommunications
  Fund (113 shares;
  cost -- $3,313).......          --       --           2,100              --        --
 AIM V.I. Growth Fund
  (81,994 shares;
  cost -- $2,314,686)...          --       --             --         2,035,098       --
 AIM V.I. Value Fund
  (170,958 shares;
  cost -- $4,865,255)...          --       --             --               --  4,668,862
Receivable for units
 sold...................        5,434      --             --             3,701    32,882
                           ----------    -----          -----        --------- ---------
 Total assets...........    2,188,478    1,266          2,100        2,038,799 4,701,744
                           ----------    -----          -----        --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
 Total liabilities......          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $2,187,617    1,266          2,100        2,038,003 4,700,197
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 I (note 2).............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type I...........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 II (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type II..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 III (note 2)...........          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type III.........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 IV (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type IV..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 V (note 2).............        2,185      136            314              --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type V...........   $     8.32     9.31           6.69              --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VI (note 2)............      182,931      --             --           155,022   418,728
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VI..........   $     8.17      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VII (note 2)...........       82,708      --             --           115,989   134,888
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VII.........   $     8.16      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                     MFS Variable Insurance Trust                             Dreyfus
                          --------------------------------------------------- ----------------------------------------
                                                                              Dreyfus Investments
                                     MFS Growth       MFS                         Portfolios-         The Dreyfus
                          MFS Growth With Income New Discovery      MFS        Emerging Markets   Socially Responsible
                            Series     Series       Series     Utility Series      Portfolio       Growth Fund, Inc.
                          ---------- ----------- ------------- -------------- ------------------- --------------------
Assets
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Growth Series
  (207,485 shares;
  cost -- $2,880,057)...  $2,693,153       --            --            --               --                  --
 MFS Growth With Income
  Series (29,613 shares;
  cost -- $626,071).....         --    621,278           --            --               --                  --
 MFS New Discovery
  Series (59,616 shares;
  cost -- $982,067).....         --        --        989,025           --               --                  --
 MFS Utility Series
  (42,533 shares;
  cost -- $984,533).....         --        --            --      1,002,512                                  --
Investments in Dreyfus,
 at fair value (note 2):
 Dreyfus Investments
  Portfolios-Emerging
  Markets Portfolio
  (14,196 shares;
  cost -- $145,219).....         --        --            --            --           131,030                 --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (12,892
  shares; cost --
   $476,809)............         --        --            --            --               --              444,375
Receivable from
 affiliate..............         --          1           --              4              --                  --
Receivable for units
 sold...................      50,826     2,788        23,532        17,212              --                2,904
                          ----------   -------     ---------     ---------          -------             -------
 Total assets...........   2,743,979   624,067     1,012,557     1,019,728          131,030             447,279
                          ----------   -------     ---------     ---------          -------             -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
 Total liabilities......         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,742,981   623,836     1,012,192     1,019,365          130,980             447,100
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 I (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type I...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 II (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type II..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 III (note 2)...........         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type III.........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 IV (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type IV..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 V (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type V...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VI (note 2)............     247,509    54,705        94,589        67,405           16,280              19,494
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VI..........  $     8.99      9.85          8.97         10.23             7.32                8.61
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VII (note 2)...........      57,669     8,638        18,273        32,271            1,616              32,472
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VII.........  $     8.98      9.84          8.96         10.22             7.31                8.60
                          ==========   =======     =========     =========          =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        PIMCO Variable Insurance Trust
                                -----------------------------------------------
                                 Foreign  Long-Term U.S. High Yield    Total
                                  Bond      Government      Bond    Return Bond
                                Portfolio Bond Portfolio Portfolio   Portfolio
                                --------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio (1,334
  shares; cost -- $12,598)....   $12,541         --           --           --
 Long-Term U.S Government Bond
  Portfolio (64,718 shares;
  cost -- $678,429)...........       --      683,421          --           --
 High Yield Bond Portfolio
  (31,319 shares; cost --
   $262,950)..................       --          --       260,885          --
 Total Return Bond Portfolio
  (159,696 shares; cost --
   $1,555,278)................       --          --           --     1,560,235
Dividends Receivable..........         8         346          234        1,422
Receivable from affiliate.....       --          --           --           --
Receivable for units sold.....       --          --           356        5,409
                                 -------     -------      -------    ---------
 Total assets.................    12,549     683,767      261,475    1,567,066
                                 -------     -------      -------    ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        13         589          326        1,939
Payable for units withdrawn...       --          --            36          --
                                 -------     -------      -------    ---------
 Total liabilities............        13         589          362        1,939
                                 -------     -------      -------    ---------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $12,536     683,178      261,113    1,565,127
                                 =======     =======      =======    =========
Outstanding units: Type I
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 I............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type II
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 II...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type III
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 III..........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type IV
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 IV...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type V
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 V............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type VI
 (note 2).....................       278      46,012       14,696       89,120
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VI...........................   $ 10.39       11.11         9.93        10.58
                                 =======     =======      =======    =========
Outstanding units: Type VII
 (note 2).....................       929      15,494       11,611       58,869
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VII..........................   $ 10.38       11.10         9.92        10.57
                                 =======     =======      =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                          Rydex Variable
                              Trust      Alliance Variable Products Series Fund, Inc.
                          -------------- -------------------------------------------------
                                          Growth and
                                            Income         Premier Growth       Quasar
                             OTC Fund      Portfolio          Portfolio       Portfolio
                          -------------- ---------------  -----------------  -------------
Assets
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (103,258
  shares; cost --
   $2,903,289)..........    $2,357,377               --                 --              --
Investments in Alliance
 Variable Products
 Series Fund Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (71,510
  shares; cost --
   $1,597,371)..........           --          1,649,016                --              --
 Premier Growth
  Portfolio (176,421
  shares; cost --
   $6,030,440)..........           --                --           5,633,111             --
 Quasar Portfolio
  (36,793 shares;
  cost -- $452,101).....           --                --                 --          434,897
Dividends Receivable....           --                --                 --              --
Receivable from
 affiliate..............           --                  7                --              --
Receivable for units
 sold...................         5,868             6,933            348,475             --
                            ----------   ---------------    ---------------   -------------
 Total assets...........     2,363,245         1,655,956          5,981,586         434,897
                            ----------   ---------------    ---------------   -------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..           775               609              1,940             149
Payable for units
 withdrawn..............           --                --                 --              --
                            ----------   ---------------    ---------------   -------------
 Total liabilities......           775               609              1,940             149
                            ----------   ---------------    ---------------   -------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $2,362,470         1,655,347          5,979,646         434,748
                            ==========   ===============    ===============   =============
Outstanding units: Type
 I (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type I...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 II (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type II..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 III (note 2)...........           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type III.........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 IV (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type IV..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 V (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type V...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VI (note 2)............       305,802           111,233            560,937          35,167
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VI..........    $     6.09             10.74               8.02            8.67
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VII (note 2)...........        82,259            42,936            184,885          14,994
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VII.........    $     6.08             10.73               8.01            8.66
                            ==========   ===============    ===============   =============

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                                                     GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                         S&P 500 index  Money Markey Total Return International   Real Estate   Global Income
                             Fund           Fund         Fund      Equity Fund  Securities Fund     Fund
                         -------------  ------------ ------------ ------------- --------------- -------------
                                                    Year ended December 31, 2000
                         ------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $   5,867,974   25,709,949    3,233,105       250,577     3,262,404       90,674
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       617,512      777,414      187,898        29,229        40,574        3,851
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     6,746,341    2,760,877    1,001,679       205,858       355,075       39,400
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,029,034    2,122,763      335,455        71,906        66,601          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       191,810      312,567       26,783         9,427         6,411          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            35        3,118          --            --              5          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,816        7,494          --            --            --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         3,916        3,040          --            --            --           --
                         -------------   ----------   ----------   -----------    ----------       ------
Net investment income
 (expense)..............    (3,727,490)  19,722,676    1,681,290       (65,843)    2,793,738       47,423
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    19,970,209          --     1,764,433     1,378,982        62,643        2,808
 Unrealized appreciation
  (depreciation) on
  investments...........  (107,689,426)         --    (4,412,545)  (13,842,761)   10,710,276       11,564
 Capital gain
  distributions.........    13,424,428          --     4,900,944     7,179,272       297,755        5,993
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,294,789)         --     2,252,832    (5,284,507)   11,070,674       20,365
                         -------------   ----------   ----------   -----------    ----------       ------
Increase (decrease) in
 net assets from
 operations............. $ (78,022,279)  19,722,676    3,934,122    (5,350,350)   13,864,412       67,788
                         =============   ==========   ==========   ===========    ==========       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------------------------------
                         Mid-Cap Value  Income    U.S. Equity  Premier Growth                       Small-Cap Value
                             Fund        Fund        Fund       Equity Fund    Value Equity Fund      Equity Fund
                         ------------- ---------  -----------  -------------- -------------------- -----------------
                                                                                  Period from         Period from
                                                                              September 7, 2000 to July 25, 2000 to
                                    Year ended December 31, 2000               December 31, 2000   December 31, 2000
                         ---------------------------------------------------- -------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............  $  956,123   3,326,827     464,070         83,761             786                840
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............      68,886     119,993      15,752         11,352             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     737,629     405,167     376,093        269,228             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     299,494      95,433     378,425        478,732             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      39,435      50,058      28,655         38,993             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --          --          --               1             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         960         --          805          1,257             279                473
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          83         --        1,648            281             125                156
                          ----------   ---------  ----------     ----------          ------             ------
Net investment income
 (expense)..............    (190,364)  2,656,176    (337,308)      (716,083)            382                211
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,651,495    (294,093)    108,193        371,048          (1,303)               661
 Unrealized appreciation
  (depreciation) on
  investments...........   2,214,711   2,124,354  (4,004,706)    (7,604,056)          2,845             20,760
 Capital gain
  distributions.........   3,455,693         --    3,130,459      3,960,555             --                 --
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........   7,321,899   1,830,261    (766,054)    (3,272,453)          1,542             21,421
                          ----------   ---------  ----------     ----------          ------             ------
Increase (decrease) in
 net assets from
 operations.............  $7,131,535   4,486,437  (1,103,362)    (3,988,536)          1,924             21,632
                          ==========   =========  ==========     ==========          ======             ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                                         Capital      Aggressive                 Multiple
                                       Appreciation     Growth     High Income  Strategies
                         Bond Fund/VA    Fund/VA       Fund/VA       Fund/VA     Fund/VA
                         ------------  ------------  ------------  -----------  ----------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 6,081,883       376,811            --    15,635,851   3,699,313
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     162,510       694,241      1,591,294      369,444     325,510
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     741,431     3,190,896      3,583,026    1,404,655     652,461
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     160,626       638,974        800,894      188,245      97,392
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      15,079        65,902         70,684       12,829       5,958
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         --            --             --           --          --
                         -----------   -----------   ------------  -----------  ----------
Net investment income
 (expense)..............   5,002,237    (4,213,202)    (6,045,898)  13,660,678   2,617,992
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,426,644)   19,535,882     55,535,692   (5,751,459)  1,642,307
 Unrealized appreciation
  (depreciation) on
  investments...........     116,272   (46,098,627)  (134,489,391) (15,280,576) (5,637,908)
 Capital gain
  distributions.........         --     20,108,476     15,829,517          --    5,372,892
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,310,372)   (6,454,269)   (63,124,182) (21,032,035)  1,377,291
                         -----------   -----------   ------------  -----------  ----------
Increase (decrease) in
 net assets from
 operations............. $ 3,691,865   (10,667,471)   (69,170,080)  (7,371,357)  3,995,283
                         ===========   ===========   ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Oppenheimer Variable Account Funds --
                                      Class 2 Shares                              Variable Insurance Products Fund
                          --------------------------------------------       ------------------------------------------
                          Global Securities        Main Street Growth        Equity-Income                   Overseas
                               Fund/VA              & Income Fund/VA           Portfolio   Growth Portfolio  Portfolio
                          ------------------       -------------------       ------------- ---------------- -----------
                             Period from               Period from
                           July 14, 2000 to         July 14, 2000 to
                          December 31, 2000         December 31, 2000               Year ended December 31, 2000
                          ------------------       -------------------       ------------------------------------------
Investment income:
 Income -- Ordinary
  dividends..............      $              --                       --      11,330,359         748,608     1,808,871
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............                     --                       --       1,803,562       2,490,104       720,931
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............                     --                       --       5,959,579       5,122,547       646,784
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............                     --                       --         682,574       1,972,605       154,293
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............                     --                       --          60,178         139,383        45,457
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............                     --                       --             --              --              3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............                   1,201                    2,221            --              --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............                   1,178                    1,716            --              --            --
                               ------------------       ------------------    -----------    ------------   -----------
Net investment income
 (expense)...............                  (2,379)                  (3,937)     2,824,466      (8,976,031)      241,403
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................                  (5,305)                 (23,388)    13,511,052      43,916,327    (2,901,355)
 Unrealized appreciation
  (depreciation) on
  investments............                   1,512                  (57,461)   (18,523,201)   (203,701,580)  (31,389,426)
 Capital gain
  distributions..........                     --                       --      42,686,468      74,486,477    11,390,996
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments..........                  (3,793)                 (80,849)    37,674,319     (85,298,776)  (22,899,785)
                               ------------------       ------------------    -----------    ------------   -----------
Increase (decrease) in
 net assets from
 operations..............      $           (6,172)                 (84,786)    40,498,785     (94,274,807)  (22,658,382)
                               ==================       ==================    ===========    ============   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Variable Insurance Products Fund
                                         II                         Variable Insurance Products Fund III
                         ----------------------------------- ---------------------------------------------------
                                                                                Growth
                         Asset Manager                       Growth & Income Opportunities
                           Portfolio    Contrafund Portfolio    Portfolio      Portfolio     Mid Cap Portfolio
                         -------------  -------------------- --------------- ------------- ---------------------
                                                                                                Period from
                                                                                           September 21, 2000 to
                            Year ended December 31, 2000     Year ended December 31, 2000    December 31, 2000
                         ----------------------------------- ----------------------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 14,824,317          1,822,052         1,350,001      1,218,779             9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............    3,561,734            833,001            92,387         68,764           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............    1,329,782          5,173,228         1,215,962        927,296           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      197,613          1,390,236           491,821        319,596           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       19,910            136,824            48,915         26,749           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --                 --                 35             36             5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          --                 --                --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          --                 --                --             --            --
                         ------------       ------------       -----------    -----------          ----
Net investment income
 (expense)..............    9,715,278         (5,711,237)         (499,119)      (123,662)            4
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    9,628,050         18,832,496           (45,404)    (1,855,073)          --
 Unrealized appreciation
  (depreciation) on
  investments...........  (75,223,151)      (124,566,797)      (14,786,076)   (22,990,080)           83
 Capital gain
  distributions.........   34,925,087         66,140,474         8,810,533      6,180,953           --
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments.........  (30,670,014)       (39,593,827)       (6,020,947)   (18,664,200)           83
                         ------------       ------------       -----------    -----------          ----
Increase (decrease) in
 net assets from
 operations............. $(20,954,736)       (45,305,064)       (6,520,066)   (18,787,862)           87
                         ============       ============       ===========    ===========          ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                    Variable Insurance
                                Variable Insurance Products        Products Fund II --      Variables Insurance Product
                                  Fund -- Service Class 2            Service Class 2         Fund III -- Service Class 2
                         ----------------------------------------- -------------------- ------------------------------------
                                                                                         Growth & Income
                         Equity-Income Portfolio Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                         ----------------------- ----------------- -------------------- ----------------- ------------------
                               Period from          Period from        Period from         Period from       Period from
                            August 1, 2000 to    July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                            December 31, 2000    December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                         ----------------------- ----------------- -------------------- ----------------- ------------------
Investment income:
 Income -- Ordinary
  dividends.............         $   --                   --                 --                  --              9,164
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           2,306                6,624              4,756               1,842             5,609
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           1,450                2,055              2,754               1,788             1,619
                                 -------             --------            -------             -------           -------
Net investment income
 (expense)..............          (3,756)              (8,679)            (7,510)             (3,630)            1,936
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           5,134              (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........          62,429             (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........             --                   --                 --                  --                --
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........          67,563             (278,367)           (48,322)            (32,361)          107,846
                                 -------             --------            -------             -------           -------
Increase (decrease) in
 net assets from
 operations.............         $63,807             (287,046)           (55,832)            (35,991)          109,782
                                 =======             ========            =======             =======           =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                               Federated Insurance
                                                                                                   Series  --
                                              Federated Insurance Series                         Service Shares
                         --------------------------------------------------------------------- -------------------
                         American Leaders High Income Bond                 International Small  High Income Bond
                             Fund II          Fund II      Utility Fund II   Company Fund II         Fund II
                         ---------------- ---------------- --------------- ------------------- -------------------
                                                                           Period from August      Period from
                                                                               15, 2000 to      August 8, 2000 to
                                   Year ended December 31, 2000             December 31, 2000   December 31, 2000
                         ------------------------------------------------- ------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............    $  913,438        5,621,471       1,775,511             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        74,185           57,775          67,850             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     1,053,592          645,795         636,467             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............       236,435          157,055         111,580             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        25,314           14,966          10,545             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --              --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --               --              --              206                  589
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --               --              --               89                  406
                            ----------      -----------      ----------          ------              -------
Net investment income
 (expense)..............      (476,088)       4,745,880         949,069            (295)                (995)
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (489,663)      (3,675,304)        165,708          (5,800)              (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........      (715,898)      (7,353,864)     (8,635,890)         (1,730)              (3,199)
 Capital gain
  distributions.........     2,763,969              --        1,180,071             --                   --
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments.........     1,558,408      (11,029,168)     (7,290,111)         (7,530)             (12,884)
                            ----------      -----------      ----------          ------              -------
Increase (decrease) in
 net assets from
 operations.............    $1,082,320       (6,283,288)     (6,341,042)         (7,825)             (13,879)
                            ==========      ===========      ==========          ======              =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Alger American Fund           PBHG Insurance Series Fund, Inc.
                         ------------------------------------ ----------------------------------
                                                              PBHG Large Cap
                         Small Capitalization LargeCap Growth     Growth            PBHG
                              Portfolio          Portfolio      Portfolio    Growth II Portfolio
                         -------------------- --------------- -------------- -------------------
                             Year ended December 31, 2000        Year ended December 31, 2000
                         ------------------------------------ ----------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $         --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          208,517           326,144         69,234           105,199
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............        1,564,476         3,430,287        578,662           723,258
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          526,062         1,528,961            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           66,824           119,242            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............              --                --             --                --
                            -------------      ------------    -----------       -----------
Net investment income
 (expense)..............       (2,365,879)       (5,404,634)      (647,896)         (828,457)
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (13,564,336)       12,399,667      4,923,187         7,169,087
 Unrealized appreciation
  (depreciation) on
  investments...........     (104,785,153)     (126,629,614)   (14,212,318)      (28,965,467)
 Capital gain
  distributions.........       63,049,078        49,596,493      1,489,256         1,332,107
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments.........      (55,300,411)      (64,633,454)    (7,799,875)      (20,464,273)
                            -------------      ------------    -----------       -----------
Increase (decrease) in
 net assets from
 operations.............    $ (57,666,290)      (70,038,088)    (8,447,771)      (21,292,730)
                            =============      ============    ===========       ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series
                         -----------------------------------------------------------------
                          Aggressive                   Worldwide                 Flexible
                            Growth         Growth        Growth      Balanced     Income
                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         -------------  ------------  ------------  -----------  ---------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $          --       581,303     1,537,666    5,282,352  1,200,964
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     1,159,632     1,579,156     2,172,923      710,064     71,478
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     5,142,038     6,726,310    10,151,150    5,004,032    620,915
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,696,495     2,946,365     2,378,311    2,004,749    158,702
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       290,129       275,188       266,389      155,591     22,093
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --            --            --           --         --
                         -------------  ------------  ------------  -----------  ---------
Net investment income
 (expense)..............    (9,288,294)  (10,945,716)  (13,431,107)  (2,592,084)   327,776
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    71,239,829    54,561,971   102,321,143   14,349,077   (665,109)
 Unrealized appreciation
  (depreciation) on
  investments...........  (400,491,830) (259,004,529) (376,506,650) (94,048,596)   961,252
 Capital gain
  distributions.........    78,125,643    67,928,705    89,963,724   59,830,783  2,466,992
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (251,126,358) (136,513,853) (184,221,783) (19,868,736) 2,763,135
                         -------------  ------------  ------------  -----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(260,414,652) (147,459,569) (197,652,890) (22,460,820) 3,090,911
                         =============  ============  ============  ===========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                         ------------------------------------------------------------------------------
                          International   Capital Appreciation    Equity Income         High Yield
                         Growth Portfolio      Portfolio            Portfolio            Portfolio
                         ---------------- -------------------- -------------------- -------------------
                                                                   Period from          Period from
                                                               September 8, 2000 to October 10, 2000 to
                             Year ended December 31, 2000       December 31, 2000    December 31, 2000
                         ------------------------------------- -------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     870,111          2,300,372                2                  47
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        337,134            359,338              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      2,319,906          3,440,573              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        856,920          2,725,241              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        157,157            223,907              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          1,694                 36                5                   3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --                 --               --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --                 --               --                  --
                          -------------       ------------             ----                 ---
Net investment income
 (expense)..............     (2,802,700)        (4,448,723)              (3)                 44
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     40,926,185         27,742,167               (7)                 (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,099,330)      (132,556,476)             (91)                (56)
 Capital gain
  distributions.........     12,849,769          3,745,856              --                  --
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments.........    (53,323,376)      (101,068,453)             (98)                (57)
                          -------------       ------------             ----                 ---
Increase (decrease) in
 net assets from
 operations.............  $ (56,126,076)      (105,517,176)            (101)                (13)
                          =============       ============             ====                 ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Janus Aspen Series -- Service Shares
                         -----------------------------------------------------------------------------
                         Global Life    Global                                            Capital
                          Sciences    Technology      Aggressive                       Appreciation
                          Portfolio    Portfolio   Growth Portfolio Growth Portfolio     Portfolio
                         -----------  -----------  ---------------- ---------------- -----------------
                               Period from                    Period from               Period from
                             May 2, 2000 to                July 24, 2000 to          July 26, 2000 to
                            December 31, 2000              December 31, 2000         December 31, 2000
                         ------------------------  --------------------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends............. $      --        143,868           --               --            19,496
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     15,244        10,197           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     65,091        58,820           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     97,451        82,772           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      3,734         7,446           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............        --            --            --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      3,005         5,963        10,655           12,561            9,950
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        980         1,335         2,051            2,976            3,436
                         ----------   -----------      --------         --------         --------
Net investment income
 (expense)..............   (185,505)      (22,665)      (12,706)         (15,537)           6,110
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    471,691    (1,660,779)     (125,677)         (88,725)         (77,233)
 Unrealized appreciation
  (depreciation) on
  investments...........  1,191,779    (8,668,137)     (845,885)        (596,533)        (433,290)
 Capital gain
  distributions.........        --            --          2,170            3,362               61
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments.........  1,663,470   (10,328,916)     (969,392)        (681,896)        (510,462)
                         ----------   -----------      --------         --------         --------
Increase (decrease) in
 net assets from
 operations............. $1,477,965   (10,351,581)     (982,098)        (697,433)        (504,352)
                         ==========   ===========      ========         ========         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                      Goldman Sachs
                           Janus Aspen Series -- Service Shares (continued)     Variable Insurance Trust
                         ---------------------------------------------------- --------------------------------
                            Worldwide      International                       Growth and       Mid Cap Value
                         Growth Portfolio Growth Portfolio Balanced Portfolio  Income Fund          Fund
                         ---------------- ---------------- ------------------ -------------    ---------------
                                    Period from               Period from
                                 July 25, 2000 to           July 24, 2000 to
                                 December 31, 2000         December 31, 2000  Year ended December 31, 2000
                         --------------------------------- ------------------ --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $   1,478            4,035            23,867              58,566            492,698
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                --                7,844             18,408
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                --              110,860            192,856
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                --               70,525            201,833
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                --                8,517             16,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                --                  --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       13,680            3,883             7,796                 --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        2,669            1,345             6,322                 --                 --
                            ---------         --------          --------       -------------    ---------------
Net investment income
 (expense)..............      (14,871)          (1,193)            9,749            (139,180)            63,310
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (81,037)         (32,754)          (17,256)             46,957            449,393
 Unrealized appreciation
  (depreciation) on
  investments...........     (521,637)        (156,043)          (86,958)           (787,438)         8,304,706
 Capital gain
  distributions.........        2,787              395             1,488                 --           1,591,378
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments.........     (599,887)        (188,402)         (102,726)           (740,481)        10,345,477
                            ---------         --------          --------       -------------    ---------------
Increase (decrease) in
 net assets from
 operations.............    $(614,758)        (189,595)          (92,977)           (879,661)        10,408,787
                            =========         ========          ========       =============    ===============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Salomon Brothers Variable Series Fund Inc.        AIM Variable Insurance Funds
                         ----------------------------------------------- -------------------------------------
                                                            Total Return AIM V.I. Capital  AIM V.I. Aggressive
                         Strategic Bond Fund Investors Fund     Fund     Appreciation Fund     Growth Fund
                         ------------------- -------------- ------------ ----------------- -------------------
                                                                            Period from        Period from
                                                                         July 14, 2000 to  October 16, 2000 to
                                  Year ended December 31, 2000           December 31, 2000  December 31, 2000
                         ----------------------------------------------- ----------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 777,130          258,985      227,202             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          4,764            6,726        2,067             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............         51,208           53,821       33,976             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............         57,856          123,480       34,340             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          8,283            6,110        3,172             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            --               --           --               34                4
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --               --           --            3,924              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --               --           --            2,767              --
                              ---------        ---------      -------        --------             ----
Net investment income
 (expense)..............        655,019           68,848      153,647          (6,725)              (4)
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (26,890)         295,242       12,080         (39,485)              54
 Unrealized appreciation
  (depreciation) on
  investments...........        (95,423)          65,351      195,015        (362,655)            (160)
 Capital gain
  distributions.........            --         1,091,072          --           53,685              --
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments.........       (122,313)       1,451,665      207,095        (348,455)            (106)
                              ---------        ---------      -------        --------             ----
Increase (decrease) in
 net assets from
 operations.............      $ 532,706        1,520,513      360,742        (355,180)            (110)
                              =========        =========      =======        ========             ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AIM Variable Insurance Funds (continued)
                         -----------------------------------------------------------------------------------------
                               AIM V.I.                                           AIM V.I. Capital
                          Telecommunications      AIM V.I.          AIM V.I.        Development    AIM V.I. Growth
                                 Fund            Growth Fund       Value Fund           Fund       and Income Fund
                         -------------------- ----------------- ----------------- ---------------- ---------------
                             Period from         Period from       Period from              Period from
                         September 8, 2000 to July 20, 2000 to  July 14, 2000 to        October 24, 2000 to
                          December 31, 2000   December 31, 2000 December 31, 2000        December 31, 2000
                         -------------------- ----------------- ----------------- --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............       $   --                  178             3,599            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses-- Type IV
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             6                 --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --                2,551             5,813            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --                2,769             3,615            --               --
                               -------            --------          --------            ---              ---
Net investment income
 (expense)..............            (6)             (5,142)           (5,829)           --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (186)            (46,880)          (90,467)            (3)             (21)
 Unrealized appreciation
  (depreciation) on
  investments...........        (1,213)           (279,588)         (196,393)           --               --
 Capital gain
  distributions.........           305              61,649           125,375            --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments.........        (1,094)           (264,819)         (161,485)            (3)             (21)
                               -------            --------          --------            ---              ---
Increase (decrease) in
 net assets from
 operations.............       $(1,100)           (269,961)         (167,314)            (3)             (21)
                               =======            ========          ========            ===              ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               MFS Variable Insurance Trust
                         -------------------------------------------------------------------------
                                            MFS Growth With   MFS New Discovery     MFS Utility
                         MFS Growth Series   Income Series          Series            Series
                         ----------------- ------------------ ------------------ -----------------
                            Period from       Period from        Period from        Period from
                         July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                         ----------------- ------------------ ------------------ -----------------
Investment income:
 Income -- Ordinary
  dividends.............     $     --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,371            1,003              1,542             1,311
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         1,398              189                423               613
                             ---------          -------            -------            ------
Net investment income
 (expense)..............        (7,769)          (1,192)            (1,965)           (1,924)
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (40,271)          (4,767)           (15,215)           (4,009)
 Unrealized appreciation
  (depreciation) on
  investments...........      (186,904)          (4,793)             6,958            17,979
 Capital gain
  distributions.........           --               --                 --                --
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments.........      (227,175)          (9,560)            (8,257)           13,970
                             ---------          -------            -------            ------
Increase (decrease) in
 net assets from
 operations.............     $(234,944)         (10,752)           (10,222)           12,046
                             =========          =======            =======            ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Dreyfus                     PIMCO Variable Insurance Trust
                         ---------------------------------------- -------------------------------------
                         Dreyfus Investment      The Dreyfus                           Long-Term U.S.
                         Portfolios-Emerging Socially Responsible    Foreign Bond      Government Bond
                          Markets Portfolio   Growth Fund, Inc.        Portfolio          Portfolio
                         ------------------- -------------------- ------------------- -----------------
                                                                                         Period from
                             Period from         Period from          Period from      August 24, 2000
                         August 17, 2000 to   August 2, 2000 to   October 20, 2000 to        to
                          December 31, 2000   December 31, 2000    December 31, 2000  December 31, 2000
                         ------------------- -------------------- ------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............      $    564               3,573                187               4,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           302                 504                  6                 921
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            74                 415                 55                 242
                              --------             -------                ---              ------
Net investment income
 (expense)..............           188               2,654                126               3,128
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (211)             (4,600)               --               17,990
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,189)            (32,434)               (57)              4,992
 Capital gain
  distributions.........           --                  --                 311                 --
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments.........       (14,400)            (37,034)               254              22,982
                              --------             -------                ---              ------
Increase (decrease) in
 net assets from
 operations.............      $(14,212)            (34,380)               380              26,110
                              ========             =======                ===              ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           PIMCO Variable Insurance Trust
                                     (continued)             Rydex Variable Trust
                         ----------------------------------- --------------------
                          High Yield Bond  Total Return Bond
                             Portfolio         Portfolio           OTC Fund
                         ----------------- ----------------- --------------------
                            Period from       Period from        Period from
                         August 7, 2000 to July 25, 2000 to    July 14, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000
                         ----------------- ----------------- --------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 4,015           14,404                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          154            1,277                4,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          602            2,098                1,571
                              -------           ------             --------
Net investment income
 (expense)..............        3,259           11,029               (5,772)
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (2,571)          13,606              (39,423)
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,065)           4,957             (545,912)
 Capital gain
  distributions.........          --               --                19,314
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments.........       (4,636)          18,563             (566,021)
                              -------           ------             --------
Increase (decrease) in
 net assets from
 operations.............      $(1,377)          29,592             (571,793)
                              =======           ======             ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Alliance Variable Products Series Fund, Inc.
                          -----------------------------------------------------
                          Growth and Income  Premier Growth
                              Portfolio         Portfolio     Quasar Portfolio
                          ----------------- ----------------- -----------------
                                                                 Period from
                             Period from       Period from     August 11, 2000
                          July 25, 2000 to  July 14, 2000 to         to
                          December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
  dividends..............      $   --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............        2,506             7,738               666
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............        1,100             5,112               521
                               -------          --------           -------
Net investment income
 (expense)...............       (3,606)          (12,850)           (1,187)
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................       (3,951)          (79,574)          (10,030)
 Unrealized appreciation
  (depreciation) on
  investments............       51,645          (397,329)          (17,204)
 Capital gain
  distributions..........          --                --                --
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments..........       47,694          (476,903)          (27,234)
                               -------          --------           -------
Increase (decrease) in
 net assets from
 operations..............      $44,088          (489,753)          (28,421)
                               =======          ========           =======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                             S&P 500 Index Fund           Money Market Fund          Total Return Fund
                          --------------------------  --------------------------  ------------------------
                           Year ended December 31,     Year ended December 31,    Year ended December 31,
                          --------------------------  --------------------------  ------------------------
                              2000          1999          2000          1999         2000         1999
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,727,490)  (1,684,431)   19,722,676    10,913,399    1,681,290      958,254
 Net realized gain
  (loss)................     19,970,209   30,003,910           --            (10)   1,764,433    1,021,209
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,689,426)  47,259,421           --             10   (4,412,545)   5,281,350
 Capital gain
  distributions.........     13,424,428    6,090,099           --            --     4,900,944    2,426,755
                          -------------  -----------  ------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (78,022,279)  81,668,999    19,722,676    10,913,399    3,934,122    9,687,568
                          -------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........    127,498,768  150,605,950   516,269,471   455,850,801   16,786,233   20,100,592
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (4,472,501)  (1,914,921)   (4,485,872)   (6,110,039)  (1,261,400)    (782,405)
  Surrenders............    (43,051,516) (23,948,873) (119,630,886) (119,079,947)  (8,222,688)  (5,649,875)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (541,072)    (346,732)     (329,548)     (308,122)    (106,096)     (83,454)
  Transfer gain (loss)
   and transfer fees....     (1,375,102)     957,648    (6,376,318)    5,822,636     (147,987)      67,204
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --            --            --           --           --
 Transfers (to) from the
  Guarantee Account.....     77,494,301   89,343,041    32,507,913    19,221,784    9,007,289   13,514,725
 Interfund transfers....    (10,791,405)  18,779,770  (411,698,590) (140,405,301)     529,778       76,047
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    144,761,473  233,475,883     6,256,170   214,991,812   16,585,129   27,242,834
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     66,739,194  315,144,882    25,978,846   225,905,211   20,519,251   36,930,402
Net assets at beginning
 of year................    623,972,282  308,827,400   444,442,152   218,536,941  103,038,746   66,108,344
                          -------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
 period.................  $ 690,711,476  623,972,282   470,420,998   444,442,152  123,557,997  103,038,746
                          =============  ===========  ============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------
                          International Equity Fund   Real Estate Securities Fund      Global Income Fund
                          --------------------------- ----------------------------  -------------------------
                           Year ended December 31,      Year ended December 31,     Year ended December 31,
                          --------------------------- ----------------------------  -------------------------
                              2000          1999          2000           1999          2000          1999
                          -------------  ------------ -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (65,843)    (141,743)     2,793,738      1,007,263       47,423         4,058
 Net realized gain
  (loss)................      1,378,982    2,767,291         62,643     (2,823,490)       2,808      (134,013)
 Unrealized appreciation
  (depreciation) on
  investments...........    (13,842,761)   4,958,674     10,710,276      1,207,080       11,564      (715,675)
 Capital gain
  distributions.........      7,179,272    1,106,722        297,755         72,712        5,993         4,146
                          -------------  -----------  -------------  -------------  -----------  ------------
  Increase (decrease) in
   net assets from
   operations...........     (5,350,350)   8,690,944     13,864,412       (536,435)      67,788      (841,484)
                          -------------  -----------  -------------  -------------  -----------  ------------
From capital
 transactions:
 Net premiums...........      5,764,524    2,858,308      3,297,363      2,212,512      126,539       298,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (102,828)     (66,512)      (129,669)      (124,447)         --            --
  Surrenders............     (1,473,052)    (545,373)    (2,468,128)    (2,167,345)    (462,743)     (230,326)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (17,303)     (12,619)       (24,954)       (24,242)      (2,736)       (2,504)
  Transfer gain (loss)
   and transfer fees....       (128,946)     108,529          1,836       (129,406)    (194,245)       41,185
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......        (17,803)    (198,516)    (1,916,444)           --           --            --
 Transfers (to) from the
  Guarantee Account.....      1,626,671    1,447,720      1,559,033      2,498,480      403,611     1,130,309
 Interfund transfers....        637,892      361,833     14,572,417     (7,573,589)    (262,258)   (1,065,929)
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........      6,289,155    3,953,370     14,891,454     (5,308,037)    (391,832)      170,868
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets.............        938,805   12,644,314     28,755,866     (5,844,472)    (324,044)     (670,616)
Net assets at beginning
 of year................     39,464,065   26,819,751     40,701,073     46,545,545    9,000,108     9,670,724
                          -------------  -----------  -------------  -------------  -----------  ------------
Net assets at end of
 period.................  $  40,402,870   39,464,065     69,456,939     40,701,073    8,676,064     9,000,108
                          =============  ===========  =============  =============  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund         Income Fund            U.S. Equity Fund
                          --------------------------- ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------- ------------------------  ------------------------
                              2000          1999         2000         1999         2000         1999
                          -------------  ------------ -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (190,364)    (185,617)   2,656,176    1,829,233     (337,308)      (8,570)
 Net realized gain
  (loss)................      1,651,495    1,440,840     (294,093)    (265,204)     108,193      288,484
 Unrealized appreciation
  (depreciation) on
  investments...........      2,214,711    5,153,071    2,124,354   (2,672,230)  (4,004,706)     816,588
 Capital gain
  distributions.........      3,455,693          --           --        72,466    3,130,459    1,800,801
                          -------------  -----------  -----------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........      7,131,535    6,408,294    4,486,437   (1,035,735)  (1,103,362)   2,897,303
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     15,459,789   21,173,356    6,124,136    6,923,805   19,718,034   22,445,779
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (395,169)    (219,644)    (372,883)    (489,017)    (801,770)     (45,279)
  Surrenders............     (6,032,126)  (3,878,411)  (5,195,117)  (2,870,344)  (2,230,307)    (528,852)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (57,184)     (39,635)     (47,847)     (44,669)     (35,435)      (5,653)
  Transfer gain (loss)
   and transfer fees....        (51,581)     (24,010)     (65,188)      62,981     (102,008)     129,249
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --           --           --           --           --
 Transfers (to) from the
  Guarantee Account.....      8,049,992    9,162,615    3,780,622    8,054,862    8,019,690    6,635,234
 Interfund transfers....      2,965,830    2,580,708    3,049,984      (75,826)   5,570,334    5,339,842
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     19,939,551   28,754,979    7,273,707   11,561,792   30,138,538   33,970,320
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............     27,071,086   35,163,273   11,760,144   10,526,057   29,035,176   36,867,623
Net assets at beginning
 of year................     74,304,412   39,141,139   44,850,034   34,323,977   39,068,603    2,200,980
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $ 101,375,498   74,304,412   56,610,178   44,850,034   68,103,779   39,068,603
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------
                               Premier Growth                              Small-Cap Value
                                Equity Fund           Value Equity Fund      Equity Fund
                          -------------------------  -------------------- -----------------
                          Year ended December 31,        Period from         Period from
                          -------------------------  September 7, 2000 to July 25, 2000 to
                              2000         1999       December 31, 2000   December 31, 2000
                          ------------  -----------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (716,083)     (51,863)           382                 211
 Net realized gain
  (loss)................       371,048      559,025         (1,303)                661
 Unrealized appreciation
  (depreciation) on
  investments...........    (7,604,056)   2,049,497          2,845              20,760
 Capital gain
  distributions.........     3,960,555      770,369            --                  --
                          ------------  -----------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (3,988,536)   3,327,028          1,924              21,632
                          ------------  -----------        -------             -------
From capital
 transactions:
 Net premiums...........    28,726,468   14,174,762        180,257             208,441
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (584,762)      (3,881)           --                  --
  Surrenders............    (2,359,784)    (153,976)          (156)             (2,062)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (23,454)      (1,218)           --                  --
  Transfer gain (loss)
   and transfer fees....      (210,527)     205,591           (310)                (95)
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......           --           --             --                  --
 Transfers (to) from the
  Guarantee Account.....     8,688,279    1,787,824         19,556              11,167
 Interfund transfers....     9,710,050    7,975,066            --                  --
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........    43,946,270   23,984,168        199,347             217,451
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets.............    39,957,734   27,311,196        201,271             239,083
Net assets at beginning
 of year................    27,311,196          --             --                  --
                          ------------  -----------        -------             -------
Net assets at end of
 period.................  $ 67,268,930   27,311,196        201,271             239,083
                          ============  ===========        =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------
                                                      Capital Appreciation        Aggressive Growth
                                Bond Fund/VA                 Fund/VA                   Fund/VA
                          -------------------------  ------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,002,237    2,159,731   (4,213,202)  (2,220,179)   (6,045,898)  (3,119,024)
 Net realized gain
  (loss)................    (1,426,644)    (367,634)  19,535,882    8,028,813    55,535,692   43,460,518
 Unrealized appreciation
  (depreciation) on
  investments...........       116,272   (4,062,392) (46,098,627)  64,932,288  (134,489,391) 120,804,294
 Capital gain
  distributions.........           --       306,119   20,108,476    7,443,892    15,829,517          --
                          ------------  -----------  -----------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........     3,691,865   (1,964,176) (10,667,471)  78,184,814   (69,170,080) 161,145,788
                          ------------  -----------  -----------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     9,691,839   12,174,256   59,748,019   23,530,758    69,621,179   13,548,977
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (864,694)    (689,793)  (2,553,573)  (1,199,344)   (1,741,348)  (1,088,159)
  Surrenders............    (9,068,522)  (5,269,460) (29,810,167) (14,095,955)  (54,966,024) (20,015,823)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (70,666)     (69,547)    (281,927)    (221,476)     (462,687)    (320,865)
  Transfer gain (loss)
   and transfer fees....       (79,986)    (235,556)    (879,392)      87,768    (1,826,710)     978,941
 Transfers (to) from the
  Guarantee Account.....     7,069,979   13,999,173   20,075,192   14,646,072    13,411,217    5,300,960
 Interfund transfers....    (2,002,496)  (4,224,435)  37,734,556   (8,629,648)   52,786,754  (19,243,413)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     4,675,454   15,684,638   84,032,708   14,118,175    76,822,381  (20,839,382)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     8,367,319   13,720,462   73,365,237   92,302,989     7,652,301  140,306,406
Net assets at beginning
 of year................    76,466,522   62,746,060  281,669,683  189,366,694   358,333,113  218,026,707
                          ------------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 84,833,841   76,466,522  355,034,920  281,669,683   365,985,414  358,333,113
                          ============  ===========  ===========  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                    Oppenheimer Variable Account Funds --
                           Oppenheimer Variable Account Funds (continued)                       Class 2 Shares
                          ----------------------------------------------------  ----------------------------------------------
                                                             Multiple                                     Main Street Growth &
                            High Income Fund/VA         Strategies Fund/VA      Global Securities Fund/VA    Income Fund/VA
                          -------------------------  -------------------------  ------------------------- --------------------
                          Year ended December 31,    Year ended December 31,           Period from            Period from
                          -------------------------  -------------------------      July 14, 2000 to        July 14, 2000 to
                              2000         1999          2000         1999          December 31, 2000      December 31, 2000
                          ------------  -----------  ------------  -----------  ------------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 13,660,678    9,391,426     2,617,992    1,728,011            (2,379)                 (3,937)
 Net realized gain
  (loss)................    (5,751,459)  (2,467,228)    1,642,307    1,998,615            (5,305)                (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........   (15,280,576)  (1,860,876)   (5,637,908)     249,173             1,512                 (57,461)
 Capital gain
  distributions.........           --           --      5,372,892    3,958,345               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
  Increase (decrease) in
   net assets from
   operations...........    (7,371,357)   5,063,322     3,995,283    7,934,144            (6,172)                (84,786)
                          ------------  -----------  ------------  -----------           -------               ---------
From capital
 transactions:
 Net premiums...........     9,101,537   14,520,822     8,798,942    5,277,206           900,489               1,367,356
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,007,129)  (1,064,649)     (704,181)    (560,764)              --                      --
  Surrenders............   (25,029,783) (13,777,348)  (10,038,159)  (7,655,266)           (5,167)                 (6,856)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (146,355)    (181,388)      (99,381)    (112,560)              --                      --
  Transfer gain (loss)
   and transfer fees....        45,502     (340,605)        2,261     (334,258)               90                 177,875
 Transfers (to) from the
  Guarantee Account.....     6,762,395   13,711,757     3,123,650    4,683,850            58,479                 319,676
 Interfund transfers....   (15,160,553) (14,458,320)   (1,616,513)  (8,149,619)           33,498                 (76,789)
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (25,434,386)  (1,589,731)     (533,381)  (6,851,411)          987,389               1,781,262
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets.............   (32,805,743)   3,473,591     3,461,902    1,082,733           981,217               1,696,476
Net assets at beginning
 of year................   167,478,173  164,004,582    80,837,294   79,754,561               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
Net assets at end of
 period.................  $134,672,430  167,478,173    84,299,196   80,837,294           981,217               1,696,476
                          ============  ===========  ============  ===========           =======               =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          ------------------------------------------------------------------------------
                          Equity-Income Portfolio        Growth Portfolio         Overseas Portfolio
                          -------------------------  -------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  ------------------------
                              2000         1999          2000         1999         2000         1999
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,824,466      944,026    (8,976,031)  (5,548,208)     241,403      211,935
 Net realized gain
  (loss)................    13,511,052   32,608,373    43,916,327   40,501,315   (2,901,355)  22,135,968
 Unrealized appreciation
  (depreciation) on
  investments...........   (18,523,201) (23,171,445) (203,701,580)  83,757,029  (31,389,426)  16,842,471
 Capital gain
  distributions.........    42,686,468   22,604,590    74,486,477   46,850,486   11,390,996    2,564,494
                          ------------  -----------  ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    40,498,785   32,985,544   (94,274,807) 165,560,622  (22,658,382)  41,754,868
                          ------------  -----------  ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    29,044,681   55,451,274   116,182,870  102,689,652   11,672,112    5,626,757
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (4,817,747)  (3,558,664)   (4,586,633)  (2,182,323)    (688,405)    (566,490)
  Surrenders............   (77,427,473) (58,264,096)  (89,018,584) (50,608,296) (19,877,774) (11,598,256)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (660,416)    (810,775)     (775,185)    (662,552)    (171,370)    (182,204)
  Transfer gain (loss)
   and transfer fees....      (115,750)    (463,678)   (1,080,619)    (193,058)  (1,382,526)     691,511
 Transfers (to) from the
  Guarantee Account.....    19,866,829   32,482,731    36,567,616   27,141,802    3,280,561    1,257,466
 Interfund transfers....   (43,608,725) (59,307,860)   28,709,583   13,823,927   (1,908,338) (10,841,539)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (77,718,601) (34,471,068)   85,999,048   90,009,152   (9,075,740) (15,612,755)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (37,219,816)  (1,485,524)   (8,275,759) 255,569,774  (31,734,122)  26,142,113
Net assets at beginning
 of year................   690,746,803  692,232,327   673,136,506  417,566,732  129,605,388  103,463,275
                          ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of
 period.................  $653,526,987  690,746,803   664,860,747  673,136,506   97,871,266  129,605,388
                          ============  ===========  ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Variable Insurance Products Fund II
                          -----------------------------------------------------
                           Asset Manager Portfolio      Contrafund Portfolio
                          --------------------------  -------------------------
                           Year ended December 31,    Year ended December 31,
                          --------------------------  -------------------------
                              2000          1999          2000         1999
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   9,715,278   10,625,511    (5,711,237)  (3,779,196)
 Net realized gain
  (loss)................      9,628,050   16,067,053    18,832,496   24,922,273
 Unrealized appreciation
  (depreciation) on
  investments...........    (75,223,151)  (2,840,015) (124,566,797)  55,449,896
 Capital gain
  distributions.........     34,925,087   20,776,345    66,140,474   12,495,419
                          -------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (20,954,736)  44,628,894   (45,305,064)  89,088,392
                          -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     13,436,965   14,653,091    80,497,330   82,802,444
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (3,112,604)  (2,929,710)   (2,330,087)  (1,793,088)
  Surrenders............    (86,541,341) (65,155,121)  (47,628,051) (26,567,889)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (889,216)  (1,071,066)     (445,079)    (379,551)
  Transfer gain (loss)
   and transfer fees....        (27,248)  (2,618,892)   (8,762,534)  (2,525,155)
 Transfers (to) from the
  Guarantee Account.....      7,050,447    9,583,071    33,041,730   32,522,703
 Interfund transfers....    (20,530,181) (21,111,137)    5,787,334    4,661,245
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (90,613,178) (68,649,764)   60,160,643   88,720,709
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   (111,567,914) (24,020,870)   14,855,579  177,809,101
Net assets at beginning
 of year................    476,466,282  500,487,152   521,533,067  343,723,966
                          -------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 364,898,368  476,466,282   536,388,646  521,533,067
                          =============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                          Growth & Income Portfolio    Growth Opportunities Portfolio      Mid Cap Portfolio
                          ---------------------------  --------------------------------  ---------------------
                           Year ended December 31,         Year ended December 31,            Period from
                          ---------------------------  --------------------------------  September 21, 2000 to
                              2000           1999           2000             1999          December 31, 2000
                          -------------  ------------  ---------------  ---------------  ---------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (499,119)     (868,119)        (123,662)        (495,856)             4
 Net realized gain
  (loss)................        (45,404)    3,957,786       (1,855,073)       2,346,277            --
 Unrealized appreciation
  (depreciation) on
  investments...........    (14,786,076)    2,814,926      (22,990,080)        (404,266)            83
 Capital gain
  distributions.........      8,810,533       785,993        6,180,953        1,053,105            --
                          -------------  ------------  ---------------  ---------------          -----
  Increase (decrease) in
   net assets from
   operations...........     (6,520,066)    6,690,586      (18,787,862)       2,499,260             87
                          -------------  ------------  ---------------  ---------------          -----
From capital
 transactions:
 Net premiums...........     27,032,315    37,343,267       14,411,382       31,843,565            945
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (785,394)     (452,650)        (559,722)        (291,426)           --
  Surrenders............     (7,938,284)   (4,513,761)      (6,473,880)      (4,617,789)           --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (104,471)      (71,973)         (75,950)         (57,526)           --
  Transfer gain (loss)
   and transfer fees....       (208,172)      351,485         (217,427)         253,392             (7)
 Transfers (to) from the
  Guarantee Account.....     17,374,450    24,539,942        8,008,572       15,970,057            --
 Interfund transfers....     (8,077,157)     (525,341)      (9,324,271)       1,492,494          1,253
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets from capital
 transactions...........     27,293,287    56,670,969        5,768,704       44,592,767          2,191
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets.............     20,773,221    63,361,555      (13,019,158)      47,092,027          2,278
Net assets at beginning
 of year................    120,209,138    56,847,583      100,728,085       53,636,058            --
                          -------------  ------------  ---------------  ---------------          -----
Net assets at end of
 period.................  $ 140,982,359   120,209,138       87,708,927      100,728,085          2,278
                          =============  ============  ===============  ===============          =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance
                                  Variable Insurance          Products Fund II --           Variable Insurance
                           Products Fund -- Service Class 2     Service Class 2    Products Fund III -- Service Class 2
                          ----------------------------------- -------------------- ------------------------------------
                            Equity-Income                                           Growth & Income
                              Portfolio     Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                          ----------------- ----------------- -------------------- ----------------- ------------------
                             Period from       Period from        Period from         Period from       Period from
                          August 1, 2000 to July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                          December 31, 2000 December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                          ----------------- ----------------- -------------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (3,756)           (8,679)            (7,510)             (3,630)            1,936
 Net realized gain
  (loss)................          5,134           (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........         62,429          (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........         63,807          (287,046)           (55,832)            (35,991)          109,782
                             ----------         ---------          ---------           ---------         ---------
From capital
 transactions:
 Net premiums...........      1,333,182         3,018,407          2,943,391           1,339,564         2,645,431
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --            (36,317)               --                  --                --
  Surrenders............         (6,346)           (8,925)           (22,491)             (3,145)          (15,144)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                 --                  --                --
  Transfer gain (loss)
   and transfer fees....         (2,869)           (4,900)            (3,844)             (1,546)           (7,924)
 Transfers (to) from the
  Guarantee Account.....        142,984           355,809            414,773              72,388           352,023
 Interfund transfers....        129,048            47,550             64,241              44,357            47,939
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      1,595,999         3,371,624          3,396,070           1,451,618         3,022,325
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets.............      1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
Net assets at beginning
 of year................            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
Net assets at end of
 period.................     $1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
                             ==========         =========          =========           =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Federated Insurance Series
                            ---------------------------------------------------
                                                          High Income Bond
                            American Leaders Fund II           Fund II
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                2000         1999         2000         1999
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (476,088)    (513,220)   4,745,880    3,467,372
 Net realized gain
  (loss)..................      (489,663)   1,360,681   (3,675,304)  (1,194,670)
 Unrealized appreciation
  (depreciation) on
  investments.............      (715,898)  (4,248,287)  (7,353,864)  (1,948,643)
 Capital gain
  distributions...........     2,763,969    7,121,918          --       372,335
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............     1,082,320    3,721,092   (6,283,288)     696,394
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    11,034,078   21,419,498    7,231,843   12,914,758
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      (953,128)    (221,728)    (833,035)    (245,085)
  Surrenders..............    (7,036,500)  (5,313,269)  (5,255,105)  (3,914,221)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............       (84,831)     (77,785)     (47,029)     (43,801)
  Transfer gain (loss) and
   transfer fees..........      (186,756)     (56,238)     (38,347)         989
 Transfers (to) from the
  Guarantee Account.......     6,923,285   15,009,686    5,130,885   11,169,833
 Interfund transfers......    (7,892,946)  (7,715,367)  (5,877,661)  (5,891,810)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     1,803,202   23,044,797      311,551   13,990,663
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................     2,885,522   26,765,889   (5,971,737)  14,687,057
Net assets at beginning of
 year.....................   100,981,114   74,215,225   67,153,686   52,466,629
                            ------------  -----------  -----------  -----------
Net assets at end of
 period...................  $103,866,636  100,981,114   61,181,949   67,153,686
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                             Federated
                                                                        Insurance Series --
                            Federated Insurance Series (continued)         Service Shares
                          --------------------------------------------- -------------------
                                                       International
                                                     Small Company Fund  High Income Bond
                              Utility Fund II                II               Fund II
                          -------------------------  ------------------ -------------------
                          Year ended December 31,       Period from         Period from
                          -------------------------  August 15, 2000 to  August 8, 2000 to
                              2000         1999      December 31, 2000   December 31, 2000
                          ------------  -----------  ------------------ -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    949,069      481,654          (295)               (995)
 Net realized gain
  (loss)................       165,708    1,236,132        (5,800)             (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........    (8,635,890)  (3,774,428)       (1,730)             (3,199)
 Capital gain
  distributions.........     1,180,071    2,310,160           --                  --
                          ------------  -----------       -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (6,341,042)     253,518        (7,825)            (13,879)
                          ------------  -----------       -------             -------
From capital
 transactions:
 Net premiums...........     6,981,629    9,759,421       126,697             390,819
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (425,673)    (562,420)          --                  --
  Surrenders............    (4,798,773)  (3,154,249)       (1,406)             (1,299)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (51,488)     (45,364)          --                  --
  Transfer gain (loss)
   and transfer fees....      (199,196)    (154,923)         (217)                703
 Transfers (to) from the
  Guarantee Account.....     5,148,543   10,141,825         2,509              50,025
 Interfund transfers....    (2,027,087)  (2,728,703)      (32,379)                --
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........     4,627,955   13,255,587        95,204             440,248
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets.............    (1,713,087)  13,509,105        87,379             426,369
Net assets at beginning
 of year................    59,320,950   45,811,845           --                  --
                          ------------  -----------       -------             -------
Net assets at end of
 period.................  $ 57,607,863   59,320,950        87,379             426,369
                          ============  ===========       =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Alger American Fund
                          -----------------------------------------------------------
                                                                LargeCap Growth
                          Small Capitalization Portfolio           Portfolio
                          --------------------------------- -------------------------
                              Year ended December 31,       Year ended December 31,
                          --------------------------------- -------------------------
                                2000             1999           2000         1999
                          ----------------  --------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (2,365,879)     (1,348,858)   (5,404,634)  (2,681,920)
 Net realized gain
  (loss)................       (13,564,336)      4,496,020    12,399,667   16,000,254
 Unrealized appreciation
  (depreciation) on
  investments...........      (104,785,153)     25,658,694  (126,629,614)  34,200,259
 Capital gain
  distributions.........        63,049,078      11,288,748    49,596,493   16,366,607
                          ----------------  --------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       (57,666,290)     40,094,604   (70,038,088)  63,885,200
                          ----------------  --------------  ------------  -----------
From capital
 transactions:
 Net premiums...........        43,273,829      18,801,609    94,876,142   92,259,433
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          (681,256)       (420,284)   (2,722,335)  (1,648,447)
  Surrenders............       (11,283,784)     (7,370,878)  (23,426,161) (13,584,719)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (117,397)        (95,877)     (265,904)    (148,219)
  Transfer gain (loss)
   and transfer fees....          (400,586)        339,009      (837,839)     622,265
 Transfers (to) from the
  Guarantee Account.....        12,959,642       7,500,439    33,282,694   26,764,387
 Interfund transfers....        15,469,460      (9,144,368)   16,715,718   22,462,752
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........        59,219,908       9,609,650   117,622,315  126,727,452
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets.............         1,553,618      49,704,254    47,584,227  190,612,652
Net assets at beginning
 of year................       144,058,513      94,354,259   322,613,923  132,001,271
                          ----------------  --------------  ------------  -----------
Net assets at end of
 period.................  $    145,612,131     144,058,513   370,198,150  322,613,923
                          ================  ==============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    PBHG Insurance Series Fund, Inc.
                             -------------------------------------------------
                                 PBHG Large Cap            PBHG Growth II
                                Growth Portfolio             Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 2000         1999        2000         1999
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $   (647,896)   (183,335)    (828,457)   (211,133)
 Net realized gain (loss)...    4,923,187   1,293,989    7,169,087   2,553,635
 Unrealized appreciation
  (depreciation) on
  investments...............  (14,212,318)  7,139,998  (28,965,467) 11,061,365
 Capital gain
  distributions.............    1,489,256         --     1,332,107         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   (8,447,771)  8,250,652  (21,292,730) 13,403,867
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   14,020,989   1,893,719   15,812,918   2,634,384
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............     (169,019)   (120,414)    (312,980)    (31,216)
  Surrenders................   (3,050,788) (2,112,511)  (4,817,933) (1,282,939)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).................      (32,221)    (13,054)     (45,635)    (13,646)
  Transfer gain (loss) and
   transfer fees............      (56,520)      8,735     (191,764)     92,029
 Transfers (to) from the
  Guarantee Account.........   11,734,832   2,244,446   10,753,811   1,647,321
 Interfund transfers........   22,671,141   1,070,497   26,319,989   5,263,684
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   45,118,414   2,971,418   47,518,406   8,309,617
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................   36,670,643  11,222,070   26,225,676  21,713,484
Net assets at beginning of
 year.......................   23,203,656  11,981,586   32,648,251  10,934,767
                             ------------  ----------  -----------  ----------
Net assets at end of
 period..................... $ 59,874,299  23,203,656   58,873,927  32,648,251
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                          -------------------------------------------------------
                          Aggressive Growth Portfolio       Growth Portfolio
                          ----------------------------- -------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- -------------------------
                               2000           1999          2000         1999
                          --------------  ------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,288,294)     (174,869)  (10,945,716)  (4,896,666)
 Net realized gain
  (loss)................      71,239,829    62,362,096    54,561,971   35,813,367
 Unrealized appreciation
  (depreciation) on
  investments...........    (400,491,830)  163,992,838  (259,004,529) 142,877,179
 Capital gain
  distributions.........      78,125,643     4,906,978    67,928,705    2,247,871
                          --------------  ------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (260,414,652)  231,087,043  (147,459,569) 176,041,751
                          --------------  ------------  ------------  -----------
From capital
 transactions:
 Net premiums...........     197,345,805    82,694,488   193,495,217  129,921,095
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (3,509,063)     (693,006)   (4,926,021)  (2,337,901)
  Surrenders............     (59,139,579)  (14,862,560)  (70,508,863) (28,100,426)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (493,844)     (206,645)     (679,308)    (458,087)
  Transfer gain (loss)
   and transfer fees....       5,216,823    (5,761,812)   (1,231,926)     893,020
 Transfers (to) from the
  Guarantee Account.....      52,903,552    14,163,240    58,977,532   37,755,657
 Interfund transfers....      61,614,601    74,808,346    49,204,290   42,077,065
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     253,938,295   150,142,051   224,330,921  179,750,423
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets.............      (6,476,357)  381,229,094    76,871,352  355,792,174
Net assets at beginning
 of year................     515,508,589   134,279,495   690,176,996  334,384,822
                          --------------  ------------  ------------  -----------
Net assets at end of
 period.................  $  509,032,232   515,508,589   767,048,348  690,176,996
                          ==============  ============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Janus Aspen Series (continued)
                          ------------------------------------------------------
                          Worldwide Growth Portfolio      Balanced Portfolio
                          ----------------------------- ------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- ------------------------
                               2000           1999         2000         1999
                          --------------  ------------- -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (13,431,107)   (7,350,545)  (2,592,084)   3,945,453
 Net realized gain
  (loss)................     102,321,143    59,273,825   14,349,077   13,526,836
 Unrealized appreciation
  (depreciation) on
  investments...........    (376,506,650)  309,685,852  (94,048,596)  55,762,394
 Capital gain
  distributions.........      89,963,724           --    59,830,783          --
                          --------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (197,652,890)  361,609,132  (22,460,820)  73,234,683
                          --------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........     174,564,189   103,924,205  123,102,774  123,717,725
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (5,459,425)   (2,973,664)  (4,760,289)  (1,474,438)
  Surrenders............     (86,534,017)  (40,772,035) (42,189,339) (20,730,548)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (893,911)     (619,954)    (463,908)    (267,776)
  Transfer gain (loss)
   and transfer fees....      (9,879,153)      934,945     (593,547)     456,442
 Transfers (to) from the
  Guarantee Account.....      58,147,214    51,917,924   76,927,470   78,194,170
 Interfund transfers....      25,677,312     5,019,615   27,050,721   32,520,849
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     155,622,209   117,431,036  179,073,882  212,416,424
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     (42,030,681)  479,040,168  156,613,062  285,651,107
Net assets at beginning
 of year................     987,856,504   508,816,336  460,227,256  174,576,149
                          --------------  ------------  -----------  -----------
Net assets at end of
 period.................  $  945,825,823   987,856,504  616,840,318  460,227,256
                          ==============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Janus Aspen Series (continued)
                          ------------------------------------------------------------
                          Flexible Income Portfolio   International Growth Portfolio
                          --------------------------- --------------------------------
                           Year ended December 31,       Year ended December 31,
                          --------------------------- --------------------------------
                              2000          1999           2000             1999
                          -------------  ------------ ---------------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     327,776    2,762,764       (2,802,700)     (1,103,843)
 Net realized gain
  (loss)................       (665,109)    (288,141)      40,926,185       6,798,898
 Unrealized appreciation
  (depreciation) on
  investments...........        961,252   (2,373,888)    (107,099,330)     68,867,033
 Capital gain
  distributions.........      2,466,992      146,515       12,849,769             --
                          -------------  -----------  ---------------  --------------
  Increase (decrease) in
   net assets from
   operations...........      3,090,911      247,250      (56,126,076)     74,562,088
                          -------------  -----------  ---------------  --------------
From capital
 transactions:
 Net premiums...........     37,151,608   12,258,667      106,191,793      19,686,581
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (842,682)    (202,784)      (1,881,554)       (397,836)
  Surrenders............    (15,618,541)  (2,936,151)     (20,130,584)     (5,164,544)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (154,048)     (34,631)        (269,986)        (84,094)
  Transfer gain (loss)
   and transfer fees....    (18,033,837)    (128,719)     (11,322,545)         96,657
 Transfers (to) from the
  Guarantee Account.....      7,986,169   13,890,840       24,152,127       8,757,358
 Interfund transfers....       (101,947)     312,624       25,567,012       9,262,544
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets from capital
 transactions...........     10,386,722   23,159,846      122,306,263      32,156,666
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets.............     13,477,633   23,407,096       66,180,187     106,718,754
Net assets at beginning
 of year................     56,452,441   33,045,345      184,199,927      77,481,173
                          -------------  -----------  ---------------  --------------
Net assets at end of
 period.................  $  69,930,074   56,452,441      250,380,114     184,199,927
                          =============  ===========  ===============  ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                          ------------------------------------------------------------------------------
                          Capital Appreciation Portfolio    Equity Income Portfolio High Yield Portfolio
                          --------------------------------- ----------------------- --------------------
                              Year ended December 31,             Period from       Period from October
                          ---------------------------------  September 8, 2000 to   10, 2000 to December
                                2000             1999          December 31, 2000          31, 2000
                          ----------------  --------------- ----------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (4,448,723)     (2,139,496)             (3)                   44
 Net realized gain
  (loss)................        27,742,167      12,257,740              (7)                   (1)
 Unrealized appreciation
  (depreciation) on
  investments...........      (132,556,476)     88,365,393             (91)                  (56)
 Capital gain
  distributions.........         3,745,856         909,471             --                    --
                          ----------------  --------------           -----                 -----
  Increase (decrease) in
   net assets from
   operations...........      (105,517,176)     99,393,108            (101)                  (13)
                          ----------------  --------------           -----                 -----
From capital
 transactions:
 Net premiums...........       152,312,346     136,931,557              75                   100
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (2,472,220)     (1,194,716)            --                    --
  Surrenders............       (25,674,759)     (7,042,061)            --                    --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (314,936)        (94,871)            --                    --
  Transfer gain (loss)
   and transfer fees....          (524,073)        280,719               2                     2
 Transfers (to) from the
  Guarantee Account.....        45,426,006      34,911,459             --                    --
 Interfund transfers....         8,800,317      67,308,216           1,004                 1,003
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets from capital
 transactions...........       177,552,681     231,100,303           1,081                 1,105
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets.............        72,035,505     330,493,411             980                 1,092
Net assets at beginning
 of year................       369,576,882      39,083,471             --                    --
                          ----------------  --------------           -----                 -----
Net assets at end of
 period.................  $    441,612,387     369,576,882             980                 1,092
                          ================  ==============           =====                 =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares
                          -------------------------------------------------------------
                          Global Life    Global
                           Sciences    Technology   Aggressive Growth
                           Portfolio    Portfolio       Portfolio     Growth Portfolio
                          -----------  -----------  ----------------- -----------------
                                Period from            Period from       Period from
                              May 2, 2000 to        July 24, 2000 to  July 24, 2000 to
                             December 31, 2000      December 31, 2000 December 31, 2000
                          ------------------------  ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (185,505)     (22,665)       (12,706)          (15,537)
 Net realized gain
  (loss)................      471,691   (1,660,779)      (125,677)          (88,725)
 Unrealized appreciation
  (depreciation) on
  investments...........    1,191,779   (8,668,137)      (845,885)         (596,533)
 Capital gain
  distributions.........          --           --           2,170             3,362
                          -----------  -----------      ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........    1,477,965  (10,351,581)      (982,098)         (697,433)
                          -----------  -----------      ---------         ---------
From capital
 transactions:
 Net premiums...........   10,785,299   17,451,454      4,317,354         5,636,434
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (139,693)    (320,658)           --             (7,246)
  Surrenders............     (498,034)    (697,649)       (16,007)          (18,700)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (7,928)      (4,882)           --                --
  Transfer gain (loss)
   and transfer fees....      (16,792)      (4,735)      (180,308)           (5,167)
 Transfers (to) from the
  Guarantee Account.....    2,687,103    3,792,018        658,092           415,910
 Interfund transfers....   23,841,367   13,850,355        129,985            28,944
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........   36,651,322   34,065,903      4,909,116         6,050,175
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets.............   38,129,287   23,714,322      3,927,018         5,352,742
Net assets at beginning
 of year................          --           --             --                --
                          -----------  -----------      ---------         ---------
Net assets at end of
 period.................  $38,129,287   23,714,322      3,927,018         5,352,742
                          ===========  ===========      =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares (continued)
                          -----------------------------------------------------------------------
                               Capital
                            Appreciation    Worldwide Growth    International       Balanced
                              Portfolio         Portfolio     Growth Portfolio      Portfolio
                          ----------------- ----------------- ----------------- -----------------
                             Period from       Period from       Period from       Period from
                          July 26, 2000 to  July 25, 2000 to  July 25, 2000 to  July 24, 2000 to
                          December 31, 2000 December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $    6,110           (14,871)           (1,193)            9,749
 Net realized gain
  (loss)................        (77,233)          (81,037)          (32,754)          (17,256)
 Unrealized appreciation
  (depreciation) on
  investments...........       (433,290)         (521,637)         (156,043)          (86,958)
 Capital gain
  distributions.........             61             2,787               395             1,488
                             ----------         ---------         ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........       (504,352)         (614,758)         (189,595)          (92,977)
                             ----------         ---------         ---------         ---------
From capital
 transactions:
 Net premiums...........      5,481,003         5,220,452         1,964,826         4,139,314
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (18,006)          (30,712)              --                --
  Surrenders............        (20,312)          (22,523)           (6,122)           (9,358)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                --                --
  Transfer gain (loss)
   and transfer fees....         (7,827)           (7,185)           (5,038)            6,263
 Transfers (to) from the
  Guarantee Account.....        423,430           879,825           415,549           466,561
 Interfund transfers....         23,351           142,903           (86,873)          124,765
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      5,881,639         6,182,760         2,282,342         4,727,545
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets.............      5,377,287         5,568,002         2,092,747         4,634,568
Net assets at beginning
 of year................            --                --                --                --
                             ----------         ---------         ---------         ---------
Net assets at end of
 period.................     $5,377,287         5,568,002         2,092,747         4,634,568
                             ==========         =========         =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Goldman Sachs Variable Insurance Trust
                                -----------------------------------------------
                                Growth and Income Fund    Mid Cap Value Fund
                                ---------------------- ------------------------
                                 Year ended December
                                         31,           Year ended December 31,
                                ---------------------- ------------------------
                                   2000        1999        2000        1999
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................... $ (139,180)     16,010       63,310     (7,991)
 Net realized gain (loss)......      46,957      9,945      449,393      40,722
 Unrealized appreciation
  (depreciation) on
  investments..................   (787,438)    215,378    8,304,706   (786,328)
 Capital gain distributions....         --         --     1,591,378         --
                                ----------- ---------- ------------ -----------
  Increase (decrease) in net
   assets from operations......   (879,661)    241,333   10,408,787   (753,597)
                                ----------- ---------- ------------ -----------
From capital transactions:
 Net premiums..................   5,488,174  3,188,933   11,688,767   7,662,493
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............    (77,500)        --      (92,840)    (44,741)
  Surrenders...................   (891,998)  (312,406)  (1,586,680)   (399,418)
  Cost of insurance,
   administrative, and
   distribution expenses (note
   3)..........................     (9,213)    (5,657)     (19,420)     (6,665)
  Transfer gain (loss) and
   transfer fees...............    (21,844)   (17,014)    (165,765)     129,599
 Transfers (to) from the
  Guarantee Account............   1,282,884  2,602,797    3,092,219   3,097,131
 Interfund transfers...........   1,019,672    238,136   34,303,642   3,205,503
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets from capital
 transactions..................   6,790,175  5,694,789   47,219,923  13,643,902
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets........................   5,910,514  5,936,122   57,628,710  12,890,305
Net assets at beginning of
 year..........................  10,198,690  4,262,568   16,513,496   3,623,191
                                ----------- ---------- ------------ -----------
Net assets at end of period.... $16,109,204 10,198,690   74,142,206  16,513,496
                                =========== ========== ============ ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Salomon Brother Variable Series Fund Inc.
                          ------------------------------------------------------------------------------
                            Strategic Bond Fund          Investors Fund           Total Return Fund
                          ------------------------- -------------------------  -------------------------
                          Year ended December 31,   Year ended December 31,    Year ended December 31,
                          ------------------------- -------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  ----------- ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    655,019     227,713        68,848          144       153,647       53,428
 Net realized gain
  (loss)................       (26,890)      1,001       295,242      (45,705)       12,080        1,801
 Unrealized appreciation
  (depreciation) on
  investments...........       (95,423)   (204,979)       65,351       79,688       195,015     (108,299)
 Capital gain
  distributions.........           --          --      1,091,072          --            --           --
                          ------------  ----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       532,706      23,735     1,520,513       34,127       360,742      (53,070)
                          ------------  ----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     4,853,560   2,763,150     9,082,204    2,330,816     2,362,422    1,867,404
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (93,758)    (10,950)       (9,268)         --        (52,792)         --
  Surrenders............      (673,689)   (107,247)     (715,457)     (29,589)     (341,058)     (26,394)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (4,640)     (1,739)       (5,632)        (405)       (3,821)      (1,097)
  Transfer gain (loss)
   and transfer fees....        15,819      (3,392)      (96,558)      39,941            96          741
 Transfers (to) from the
  Guarantee Account.....     1,475,770   1,179,490     1,171,182      425,716       956,626    1,001,197
 Interfund transfers....     1,747,930   1,352,931    22,724,325      980,314     1,103,825      118,197
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     7,320,992   5,172,243    32,150,796    3,746,793     4,025,298    2,960,048
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     7,853,698   5,195,978    33,671,309    3,780,920     4,386,040    2,906,978
Net assets at beginning
 of year................     5,328,000     132,022     3,791,907       10,987     3,250,699      343,721
                          ------------  ----------  ------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 13,181,698   5,328,000    37,463,216    3,791,907     7,636,739    3,250,699
                          ============  ==========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------
                                                                      AIM V.I.
                          AIM V.I. Capital  AIM V.I. Aggressive  Telecommunications
                          Appreciation Fund     Growth Fund             Fund         AIM V.I. Growth Fund
                          ----------------- ------------------- -------------------- --------------------
                             Period from    Period from October     Period from          Period from
                          July 14, 2000 to      16, 2000 to     September 8, 2000 to   July 20, 2000 to
                          December 31, 2000  December 31, 2000   December 31, 2000    December 31, 2000
                          ----------------- ------------------- -------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (6,725)              (4)                  (6)               (5,142)
 Net realized gain
  (loss)................        (39,485)              54                 (186)              (46,880)
 Unrealized appreciation
  (depreciation) on
  investments...........       (362,655)            (160)              (1,213)             (279,588)
 Capital gain
  distributions.........         53,685              --                   305                61,649
                             ----------            -----               ------             ---------
  Increase (decrease) in
   net assets from
   operations...........       (355,180)            (110)              (1,100)             (269,961)
                             ----------            -----               ------             ---------
From capital
 transactions:
 Net premiums...........      2,230,924              175                1,200             2,106,482
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --               --                   --                    --
  Surrenders............        (11,466)             --                   --                (10,272)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --               --                   --                    --
  Transfer gain (loss)
   and transfer fees....        (10,783)               2                    2                (9,760)
 Transfers (to) from the
  Guarantee Account.....        299,264              --                   --                207,279
 Interfund transfers....         34,858            1,199                1,998                14,235
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets from capital
 transactions...........      2,542,797            1,376                3,200             2,307,964
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets.............      2,187,617            1,266                2,100             2,038,003
Net assets at beginning
 of year................            --               --                   --                    --
                             ----------            -----               ------             ---------
Net assets at end of
 period.................     $2,187,617            1,266                2,100             2,038,003
                             ==========            =====               ======             =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  AIM Variable Insurance Funds (continued)
                            ----------------------------------------------------
                                                AIM V.I. Capital AIM V.I. Growth
                            AIM V.I. Value Fund Development Fund and Income Fund
                            ------------------- ---------------- ---------------
                                Period from               Period from
                             July 14, 2000 to         October 24, 2000 to
                             December 31, 2000         December 31, 2000
                            ------------------- --------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............      $   (5,829)            --              --
 Net realized gain
  (loss)..................         (90,467)             (3)            (21)
 Unrealized appreciation
  (depreciation) on
  investments.............        (196,393)            --              --
 Capital gain
  distributions...........         125,375             --              --
                                ----------            ----             ---
  Increase (decrease) in
   net assets from
   operations.............        (167,314)             (3)            (21)
                                ----------            ----             ---
From capital transactions:
 Net premiums.............       4,511,000             --              --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........         (34,914)            --              --
  Surrenders..............         (31,891)            --              --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............             --              --              --
  Transfer gain (loss) and
   transfer fees..........           7,378             --              --
 Transfers (to) from the
  Guarantee Account.......         402,397             --              --
 Interfund transfers......          13,541               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets from capital
 transactions.............       4,867,511               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets...................       4,700,197             --              --
Net assets at beginning of
 year.....................             --              --              --
                                ----------            ----             ---
Net assets at end of
 period...................      $4,700,197             --              --
                                ==========            ====             ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          MFS Variable Insurance Trust
                    -------------------------------------------------------------------------
                                       MFS Growth With   MFS New Discovery     MFS Utility
                    MFS Growth Series   Income Series          Series            Series
                    ----------------- ------------------ ------------------ -----------------
                       Period from       Period from        Period from        Period from
                    July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                    December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                    ----------------- ------------------ ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   (7,769)          (1,192)             (1,965)            (1,924)
 Net realized gain
  (loss)..........        (40,271)          (4,767)            (15,215)            (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (186,904)          (4,793)              6,958             17,979
 Capital gain
  distributions...            --               --                  --                 --
                       ----------          -------           ---------          ---------
  Increase
   (decrease) in
   net assets from
   operations.....       (234,944)         (10,752)            (10,222)            12,046
                       ----------          -------           ---------          ---------
From capital
 transactions:
 Net premiums.....      2,706,193          572,314             839,758            737,514
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..         (7,452)             --                  --                 --
  Surrenders......         (9,830)          (1,188)             (3,335)            (1,207)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --               --                  --                 --
  Transfer gain
   (loss) and
   transfer fees..         (1,937)             804              (1,201)               307
 Transfers (to)
  from the
  Guarantee
  Account.........        283,451           41,319             187,488            238,106
 Interfund
  transfers.......          7,500           21,339                (296)            32,599
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....      2,977,925          634,588           1,022,414          1,007,319
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets...........      2,742,981          623,836           1,012,192          1,019,365
Net assets at
 beginning of
 year.............            --               --                  --                 --
                       ----------          -------           ---------          ---------
Net assets at end
 of period........     $2,742,981          623,836           1,012,192          1,019,365
                       ==========          =======           =========          =========
                                    Dreyfus
                    ----------------------------------------
                    Dreyfus Investment  The Dreyfus Socially
                    Portfolios-Emerging  Responsible Growth
                     Markets Portfolio       Fund, Inc.
                    ------------------- --------------------
                        Period from         Period from
                    August 17, 2000 to   August 2, 2000 to
                     December 31, 2000   December 31, 2000
                    ------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            188               2,654
 Net realized gain
  (loss)..........           (211)             (4,600)
 Unrealized
  appreciation
  (depreciation)
  on investments..        (14,189)            (32,434)
 Capital gain
  distributions...            --                  --
                    ------------------- --------------------
  Increase
   (decrease) in
   net assets from
   operations.....        (14,212)            (34,380)
                    ------------------- --------------------
From capital
 transactions:
 Net premiums.....         85,724             454,982
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..            --                  --
  Surrenders......         (1,205)             (1,717)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --                  --
  Transfer gain
   (loss) and
   transfer fees..           (603)               (173)
 Transfers (to)
  from the
  Guarantee
  Account.........         61,276              28,388
 Interfund
  transfers.......            --                  --
                    ------------------- --------------------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....        145,192             481,480
                    ------------------- --------------------
Increase
 (decrease) in net
 assets...........        130,980             447,100
Net assets at
 beginning of
 year.............            --                  --
                    ------------------- --------------------
Net assets at end
 of period........        130,980             447,100
                    =================== ====================

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                PIMCO Variable Insurance Trust
                          --------------------------------------------------------------------------
                                                  Long-Term
                             Foreign Bond      U.S. Government      High Yield       Total Return
                               Portfolio        Bond Portfolio    Bond Portfolio    Bond Portfolio
                          ------------------- ------------------ ----------------- -----------------
                              Period from        Period from        Period from       Period from
                          October 20, 2000 to August 24, 2000 to August 7, 2000 to July 25, 2000 to
                           December 31, 2000  December 31, 2000  December 31, 2000 December 31, 2000
                          ------------------- ------------------ ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $   126              3,128              3,259             11,029
 Net realized gain
  (loss)................            --              17,990             (2,571)            13,606
 Unrealized appreciation
  (depreciation) on
  investments...........            (57)             4,992             (2,065)             4,957
 Capital gain
  distributions.........            311                --                 --                 --
                                -------            -------            -------          ---------
  Increase (decrease) in
   net assets from
   operations...........            380             26,110             (1,377)            29,592
                                -------            -------            -------          ---------
From capital
 transactions:
 Net premiums...........          9,336            582,654            235,661          1,355,203
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                 --                 --                 --
  Surrenders............            --              (2,654)            (1,152)            (6,232)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                 --                 --                 --
  Transfer gain (loss)
   and transfer fees....             (7)              (280)               107             (1,474)
 Transfers (to) from the
  Guarantee Account.....          2,827             77,348             27,361            192,442
 Interfund transfers....            --                 --                 513             (4,404)
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets from capital
 transactions...........         12,156            657,068            262,490          1,535,535
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets.............         12,536            683,178            261,113          1,565,127
Net assets at beginning
 of year................            --                 --                 --                 --
                                -------            -------            -------          ---------
Net assets at end of
 period.................        $12,536            683,178            261,113          1,565,127
                                =======            =======            =======          =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust      Alliance Variable Products Series Fund, Inc.
                          -------------------- ------------------------------------------------------
                                                  Growth and      Premier Growth
                                OTC Fund       Income Portfolio      Portfolio      Quasar Portfolio
                          -------------------- ----------------- ----------------- ------------------
                              Period from         Period from       Period from       Period from
                            July 14, 2000 to   July 25, 2000 to  July 14, 2000 to  August 11, 2000 to
                           December 31, 2000   December 31, 2000 December 31, 2000 December 31, 2000
                          -------------------- ----------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (5,772)            (3,606)          (12,850)          (1,187)
 Net realized gain
  (loss)................          (39,423)            (3,951)          (79,574)         (10,030)
 Unrealized appreciation
  (depreciation) on
  investments...........         (545,912)            51,645          (397,329)         (17,204)
 Capital gain
  distributions.........           19,314                --                --               --
                               ----------          ---------         ---------          -------
  Increase (decrease) in
   net assets from
   operations...........         (571,793)            44,088          (489,753)         (28,421)
                               ----------          ---------         ---------          -------
From capital
 transactions:
 Net premiums...........        2,598,026          1,474,889         5,531,325          386,918
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........              --             (20,176)              --               --
  Surrenders............           (9,084)            (2,804)          (13,361)          (1,833)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............              --                 --                --               --
  Transfer gain (loss)
   and transfer fees....           (2,093)              (238)           (3,636)             495
 Transfers (to) from the
  Guarantee Account.....          335,224            141,518           589,750           76,137
 Interfund transfers....           12,190             18,070           365,321            1,452
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets from capital
 transactions...........        2,934,263          1,611,259         6,469,399          463,169
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets.............        2,362,470          1,655,347         5,979,646          434,748
Net assets at beginning
 of year................              --                 --                --               --
                               ----------          ---------         ---------          -------
Net assets at end of
 period.................       $2,362,470          1,655,347         5,979,646          434,748
                               ==========          =========         =========          =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

 In April 2000, 12 new investment subdivisions were added to the Account (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds. All designated portfolios described above are series type mutual funds.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(1) Description of Entity -- Continued

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy form P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154. Type V unit sales began in April 2000. Types VI and VII unit sales began in June 2000.

(b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                    Cost of     Proceeds from
Fund/Portfolio                                  Shares Acquired  Shares Sold
--------------                                  --------------- --------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund............................ $  373,337,793  $  217,876,357
 Money Market Fund.............................  2,774,894,512   2,779,832,424
 Total Return Fund.............................     49,192,556      25,948,805
 International Equity Fund.....................     82,047,359      68,619,089
 Real Estate Securities Fund...................     45,589,706      29,620,762
 Global Income Fund............................      2,909,564       3,254,048
 Mid-Cap Value Equity Fund.....................     56,778,521      33,721,083
 Income Fund...................................     28,996,193      19,201,707
 U.S. Equity Fund..............................     46,592,141      13,812,417
 Premier Growth Equity Fund....................     63,648,357      16,251,794
 Value Equity Fund.............................        247,576          47,773
 Small-Cap Value Equity Fund...................        276,522          85,030
Oppenheimer Variable Account Funds:
 Bond Fund/VA..................................     37,096,322      27,476,279
 Capital Appreciation Fund/VA..................    187,772,444      89,866,152
 Aggressive Growth Fund/VA.....................    302,015,593     211,784,858
 High Income Fund/VA...........................     57,058,794      68,979,065
 Multiple Strategies Fund/VA...................     30,928,196      23,779,410
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA.....................      1,185,932         224,023
 Main Street Growth & Income Fund/VA...........      2,189,224         430,029
Variable Insurance Products Fund:
 Equity-Income Portfolio.......................    174,752,020     207,025,549
 Growth Portfolio..............................    383,148,659     231,244,173
 Overseas Portfolio............................    685,478,203     671,441,011

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Proceeds
                                                       Cost of     from Shares
Fund/Portfolio                                     Shares Acquired     Sold
--------------                                     --------------- ------------
Variable Insurance Products Fund II:
 Asset Manager Portfolio.........................   $ 93,815,188   $140,387,304
 Contrafund Portfolio............................    262,497,312    141,159,346
Variable Insurance Products Fund III:
 Growth & Income Portfolio.......................     76,709,872     41,204,766
 Growth Opportunities Portfolio..................     48,756,920     41,409,979
 Mid Cap Portfolio...............................          2,198              2
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio.........................      2,027,891        435,046
 Growth Portfolio................................      3,914,082        566,276
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio............................      4,023,627        662,684
Variable Insurance Products Fund III -- Service
 Class 2:
 Growth & Income Portfolio.......................      2,004,253        556,967
 Mid Cap Portfolio...............................      3,684,865        698,178
Federated Insurance Series:
 American Leaders Fund II........................     51,897,899     47,860,098
 High Income Bond Fund II........................     60,351,711     55,158,675
 Utility Fund II.................................     27,095,290     20,284,586
 International Small Company Fund II.............        230,285        134,959
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II........................        902,591        463,144
Alger American Fund:
 Small Capitalization Portfolio..................    287,648,323    161,372,514
 LargeCap Growth Portfolio.......................    344,187,269    181,755,985
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.................     81,241,232     35,280,394
 PBHG Growth II Portfolio........................    152,933,511    103,733,516
Janus Aspen Series:
 Aggressive Growth Portfolio.....................    788,883,964    472,040,814
 Growth Portfolio................................    543,355,837    259,289,818
 Worldwide Growth Portfolio......................    634,447,784    399,009,846
 Balanced Portfolio..............................    376,658,357    140,103,818
 Flexible Income Portfolio.......................     37,730,901     24,463,171
 International Growth Portfolio..................    539,060,544    388,515,168
 Capital Appreciation Portfolio..................    379,793,165    202,365,637
 Equity Income Portfolio.........................          1,169             90
 High Yield Portfolio............................          1,240             90
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..................     68,410,814     32,338,677
 Global Technology Portfolio.....................     51,824,935     17,789,209
 Aggressive Growth Portfolio.....................      5,801,408        905,252
 Growth Portfolio................................      7,480,275      1,475,418
 Capital Appreciation Portfolio..................      6,847,469      1,007,112
 Worldwide Growth Portfolio......................      7,320,552      1,233,486
 International Growth Portfolio..................      2,774,594        513,869
 Balanced Portfolio..............................      5,694,766        970,153

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                      Cost of     Proceeds from
Fund/Portfolio                                    Shares Acquired  Shares Sold
--------------                                    --------------- -------------
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..........................   $11,896,986    $ 5,397,223
 Mid Cap Value Fund..............................    66,009,813     17,942,679
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.............................    11,154,435      3,201,223
 Investors Fund..................................    43,553,604      8,910,418
 Total Return Fund...............................     6,189,779      2,207,562
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund..............     2,858,525        273,341
 AIM V.I. Aggressive Growth Fund.................         2,329            957
 AIM V.I. Telecommunications Fund................         4,384            885
 AIM V.I. Growth Fund............................     2,958,133        596,567
 AIM V.I. Value Fund.............................     5,985,341      1,029,619
 AIM V.I. Capital Development Fund...............           478            475
 AIM V.I. Growth and Income Fund.................           478            457
MFS Variable Insurance Trust:
 MFS Growth Series...............................     3,506,484        586,156
 MFS Growth With Income Series...................       939,373        308,535
 MFS New Discovery Series........................     1,231,715        234,433
 MFS Utility Series..............................     1,204,286        215,744
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio......................................       147,583          2,153
 The Dreyfus Socially Responsible Growth Fund,
  Inc............................................       547,853         66,444
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..........................        12,653             55
 Long-Term U.S. Government Bond Portfolio........     1,375,957        715,518
 High Yield Bond Portfolio.......................       406,027        140,506
 Total Return Bond Portfolio.....................     2,671,773      1,130,101
Rydex Variable Trust:
 OTC Fund........................................     3,229,931        287,219
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio.....................     2,218,799        617,477
 Premier Growth Portfolio........................     7,273,945      1,163,931
 Quasar Portfolio................................       552,155         90,024

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for each type of unit from capital transactions for the years or lesser periods ended December 31, 2000 is as follows:

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                          S&P 500     Money      Total    International Real Estate
                           Index      Market     Return      Equity     Securities
                           Fund        Fund       Fund        Fund         Fund
                         ---------  ----------  --------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349   584,911     161,533      316,692
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........    26,703     759,952     3,914       4,903        4,743
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,575)    (38,073)   (6,637)       (820)        (798)
  Surrenders............   (92,539) (2,984,885)  (69,560)    (18,356)     (28,756)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (1,912)     (9,559)   (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666    11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824    (9,232)     54,195      (78,972)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925   (71,190)     42,005      (98,473)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274   513,721     203,538      218,219
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........     3,945      29,524     2,411           1         (878)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (3,726)    (30,168)  (10,744)       (225)         436
  Surrenders............  (184,132) (3,248,760)  (84,032)    (25,414)      14,651
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (2,155)     (9,264)   (1,060)       (252)         136
 Transfers (to) from the
  Guarantee Account.....    11,500      87,697     1,289         222          (81)
 Interfund transfers....   (84,468)  1,639,147   (42,353)    (74,007)     (14,828)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  (259,036) (1,531,824) (134,489)    (99,675)        (564)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 2000......   820,854   3,733,450   379,232     103,863      217,655
                         =========  ==========  ========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Mid-Cap                U.S.       Premier
                         Income   Value Equity  Income    Equity   Growth Equity
                          Fund        Fund       Fund      Fund        Fund
                         -------  ------------ ---------  -------  -------------
Type I Units:
Units outstanding at
 December 31, 1998......  46,632     385,376   1,332,645   26,127         --
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........     316      59,988       7,628   19,691       1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (5,314)    (28,458)     --          --
  Surrenders............ (11,174)    (63,009)   (154,718) (12,593)     (2,995)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (106)       (667)     (2,892)    (127)        (39)
 Transfers (to) from the
  Guarantee Account.....    (322)     11,639      33,529    2,525       3,139
 Interfund transfers....  15,435      31,733     (63,546)  47,268      45,113
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   4,149      34,370    (208,457)  56,764      46,603
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 1999......  50,781     419,746   1,124,188   82,891      46,603
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........      46       2,346         738      895         850
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,903)     (1,819)     --          --
  Surrenders............ (17,945)    (96,157)   (226,972)  (6,561)    (23,300)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (79)       (837)     (2,256)    (248)       (199)
 Transfers (to) from the
  Guarantee Account.....   1,366       4,322       3,852      512       1,054
 Interfund transfers.... (14,079)    (15,781)     (7,391)  95,592      54,193
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions........... (30,691)   (109,010)   (233,848)  90,190      32,598
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 2000......  20,090     310,736     890,340  173,081      79,201
                         =======    ========   =========  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                     Capital    Aggressive    High      Multiple
                           Bond    Appreciation   Growth     Income    Strategies
                         Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         --------  ------------ ----------  ---------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  915,859   1,173,060   2,344,528   1,658,434  1,344,466
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723       9,743       8,891       6,374      5,456
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (1,308)     (5,270)     (5,005)    (15,916)   (12,309)
  Surrenders............ (131,944)   (131,083)   (252,917)   (219,777)  (185,583)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (2,123)     (2,494)     (4,988)     (3,586)    (2,994)
 Transfers (to) from the
  Guarantee Account.....   31,638       4,151     (1,082)       8,252      4,406
 Interfund transfers....  (60,601)    (90,649)   (284,897)   (188,252)  (102,355)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)   (215,602)   (539,998)   (412,905)  (293,379)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244     957,458   1,804,530   1,245,529  1,051,087
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    2,739       2,529       5,842       4,410      3,230
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,326)     (7,042)     (5,970)     (4,153)    (6,851)
  Surrenders............ (191,120)   (155,355)   (394,207)   (292,849)  (226,323)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,513)     (2,016)     (3,753)     (2,448)    (2,042)
 Transfers (to) from the
  Guarantee Account.....    2,056       1,941       1,156       1,994      1,506
 Interfund transfers....  (17,016)      4,438      30,562     (99,486)   (66,904)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (208,180)   (155,505)   (366,370)   (392,532)  (297,384)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000......  560,064     801,953   1,438,160     852,997    753,703
                         ========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ----------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager    Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                         ----------  ---------  ---------  ----------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)
  Surrenders............   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     12,748     11,056      7,571      36,673     15,081
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (25,502)    (9,332)    (7,444)    (79,057)    (4,102)
  Surrenders............   (954,286)  (703,583)  (475,207) (2,574,498)  (629,861)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (8,668)    (6,750)    (4,503)    (27,177)    (5,331)
 Transfers (to) from the
  Guarantee Account.....      4,071      1,199     (1,311)      2,829     11,025
 Interfund transfers....   (384,756)   (65,234)  (100,959)   (525,130)   (85,469)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,356,393)  (772,644)  (581,853) (3,166,360)  (698,657)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 2000......  3,098,226  2,537,479  1,662,419   8,822,451  1,951,596
                         ==========  =========  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American     High
                          Income    Opportunities Leaders   Income Bond Utility
                         Portfolio    Portfolio   Fund II     Fund II   Fund II
                         ---------  ------------- --------  ----------- --------
Type I Units:
Units outstanding at
 December 31, 1998......  751,280      595,214     480,466    471,675    478,465
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........   18,249       62,572     (22,424)    23,352      8,540
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (4,731)        (538)        642        --        (616)
  Surrenders............  (73,634)    (116,547)     61,366    (66,408)   (58,803)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,662)      (1,314)      1,380       (837)    (1,105)
 Transfers (to) from the
  Guarantee Account.....   36,628       14,682     (21,326)     5,873      1,829
 Interfund transfers.... (107,315)     (28,688)    (25,993)    16,788    (64,401)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (132,465)     (69,833)     (6,355)   (21,232)  (114,556)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 1999......  618,815      525,381     474,111    450,443    363,909
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........    1,926        3,181         835        319      3,240
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (2,031)      (4,441)     (5,693)    (1,966)      (547)
  Surrenders............ (131,081)    (111,090)    (88,020)   (69,334)   (95,771)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,164)        (976)       (873)      (636)      (758)
 Transfers (to) from the
  Guarantee Account.....    8,170       (2,794)      4,466      1,361      1,810
 Interfund transfers....  (84,471)    (109,864)    (59,309)   (10,758)   (12,912)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (208,651)    (225,984)   (148,594)   (81,014)  (104,938)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 2000......  410,164      299,397     325,517    369,429    258,971
                         ========     ========    ========    =======   ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                               PBHG Insurance
                                    Alger American Fund      Series Fund, Inc.
                                  ------------------------  --------------------
                                      Small      LargeCap   PBHG Large   PBHG
                                  Capitalization  Growth    Cap Growth Growth II
                                    Portfolio    Portfolio  Portfolio  Portfolio
                                  -------------- ---------  ---------- ---------
Type I Units:
Units outstanding at December
 31, 1998.......................    1,733,429    1,161,424    98,043    122,432
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        8,057       65,273     4,242      4,265
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................         (333)      (7,424)      --         --
  Surrenders....................     (168,826)    (220,228)  (11,876)   (13,149)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account.............        6,564       21,695     1,395      2,631
 Interfund transfers............     (485,936)     220,662    40,768    110,913
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (643,426)      76,102    34,300    104,270
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 1999.......................    1,090,003    1,237,526   132,343    226,702
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        6,120       11,332       868      2,883
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       (4,005)      (1,321)      --        (350)
  Surrenders....................     (226,230)    (219,923)  (19,665)   (61,772)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,932)      (2,511)     (429)      (616)
 Transfers (to) from the
  Guarantee Account.............        8,390        8,142       727      2,983
 Interfund transfers............       77,873      (72,344)  155,271    210,621
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (140,784)    (276,625)  136,772    153,749
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 2000.......................      949,219      960,901   269,115    380,451
                                    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                          ------------------------------------------------------
                          Aggressive             Worldwide             Flexible
                            Growth     Growth     Growth    Balanced    Income
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                          ----------  ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at
 December 31, 1998....... 1,551,670   4,307,429  4,894,747  2,916,033   552,225
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
 Net premiums............    16,117      66,898     87,098     41,784    38,041
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (5,060)    (24,078)   (19,731)   (10,763)      --
  Surrenders.............  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)
 Transfers (to) from the
  Guarantee Account......     6,581      22,989      9,986     47,747    67,950
 Interfund transfers.....   377,943     217,716   (110,764)   206,259   (53,874)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............   238,158    (167,917)  (580,370)  (119,857)  (37,584)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 1999....... 1,789,828   4,139,512  4,314,377  2,796,176   514,641
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
Net premiums.............    13,572      26,900     40,691     19,265     4,831
Transfers (to) from the
 general account of GE
 Life & Annuity:
  Death benefits.........    (7,061)    (12,520)   (15,025)    (9,140)     (640)
  Surrenders.............  (391,379)   (877,262)  (900,588)  (646,601) (125,665)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (4,472)     (8,844)   (11,184)    (5,950)   (1,265)
 Transfers (to) from the
  Guarantee Account......     2,769      30,341     15,100     27,397        45
 Interfund transfers.....    73,482      41,450      3,940     69,598    (7,298)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............  (313,089)   (799,935)  (867,066)  (545,431) (129,992)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 2000....... 1,476,739   3,339,577  3,447,311  2,250,745   384,649
                          =========   =========  =========  =========  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Janus Aspen Series      Janus Aspen Series--
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December
 31, 1998....................    1,053,424      506,817         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
 Net premiums................       20,440      112,397         --         --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       (5,129)        (829)        --         --
  Surrenders.................     (170,441)    (110,831)        --         --
  Cost of insurance,
   administrative, and
   distribution expenses.....       (2,552)      (2,368)        --         --
 Transfers (to) from the
  Guarantee Account..........       14,917       18,113         --         --
 Interfund transfers.........       39,313      600,874         --         --
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................     (103,452)     617,356         --         --
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 1999....................      949,972    1,124,173         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
Net premiums.................      (11,129)       7,035       2,521      1,181
Transfers (to) from the
 general account of GE Life &
 Annuity:
  Death benefits.............        2,740       (1,732)        --         --
  Surrenders.................      252,920     (159,886)     (1,132)    (4,699)
  Cost of insurance,
   administrative, and
   distribution expenses.....        3,571       (2,257)       (239)      (186)
 Transfers (to) from the
  Guarantee Account..........       (7,849)       5,975       1,108      4,292
 Interfund transfers.........     (276,097)    (120,167)    318,588    191,731
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................      (35,844)    (271,032)    320,846    192,319
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 2000....................      914,128      853,141     320,846    192,319
                                 =========    =========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund Inc.
                         --------------------------  ---------------------------
                                         Mid Cap                          Total
                          Growth and      Value      Strategic Investors Return
                         Income Fund      Fund       Bond Fund   Fund     Fund
                         ------------   -----------  --------- --------- -------
Type I Units:
Units outstanding at
 December 31, 1998......          --            --        --        --       --
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........       54,553        87,322     3,309     1,543    2,537
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............       (1,073)      (11,503)     (908)     (171)     369
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (141)         (314)     (133)      (23)     161
 Transfers (to) from the
  Guarantee Account.....        8,811         1,315    11,419        66  (34,628)
 Interfund transfers....       18,549       118,528    32,748    14,514   37,746
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 1999......       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........        4,858           473       148         6       47
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............      (30,305)      (42,769)  (17,240)  (13,691) (23,024)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (166)         (320)      (92)      (93)     (55)
 Transfers (to) from the
  Guarantee Account.....        1,933         8,311        42     3,909    3,514
 Interfund transfers....       14,881       151,437     5,635   120,495   21,862
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       (8,799)      117,132   (11,507)  110,626    2,344
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 2000......       71,900       312,480    34,928   126,555    8,529
                          ===========   ===========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total    International   Estate
                           Index      Market     Return       Equity     Securities
                           Fund        Fund       Fund         Fund         Fund
                         ---------  ----------  ---------  ------------- ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
  Surrenders............  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
  Cost of insurance and
   administrative
   expenses.............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums...........   840,276  10,838,087    102,672      94,226       60,720
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (57,470)   (246,999)   (15,929)     (5,427)      (5,355)
  Surrenders............  (483,094) (5,526,767)  (104,216)    (42,332)     (72,022)
  Cost of insurance and
   administrative
   expenses.............    (6,267)    (14,981)    (1,545)       (546)        (827)
 Transfers (to) from the
  Guarantee Account..... 1,212,125   3,007,446    198,933      72,620       72,774
 Interfund transfers....  (340,112) (9,361,757)   (29,314)     53,749      388,678
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,165,458  (1,304,971)   150,601     172,290      443,968
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 2000...... 9,120,668  12,687,487  2,034,785     908,264    1,853,612
                         =========  ==========  =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------
                         Global     Mid-Cap                 U.S.        Premier
                         Income   Value Equity  Income     Equity    Growth Equity
                          Fund        Fund       Fund       Fund         Fund
                         -------  ------------ ---------  ---------  -------------
Type II Units:
Units outstanding at
 December 31, 1998...... 285,995   2,140,000   1,884,740    180,295          --
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  21,353     458,276     312,773    715,249      386,311
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,410)    (15,900)    (3,000)        (383)
  Surrenders............  (6,818)   (146,114)   (111,572)   (22,241)      (5,342)
  Cost of insurance and
   administrative
   expenses.............     (88)     (1,590)     (1,338)      (359)         (82)
 Transfers (to) from the
  Guarantee Account.....  82,304     546,156     729,550    557,143      145,917
 Interfund transfers.... (91,015)     17,474     (68,521)   186,174      276,540
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   5,736     871,792     844,992  1,432,966      802,961
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 1999...... 291,731   3,011,792   2,729,732  1,613,261      802,961
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  11,119     301,492     122,514    422,758      538,199
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --      (15,195)    (28,273)   (23,921)     (17,603)
  Surrenders............ (24,862)   (238,360)   (217,484)   (86,105)     (73,692)
  Cost of insurance and
   administrative
   expenses.............    (171)     (2,463)     (1,941)    (2,099)      (1,238)
 Transfers (to) from the
  Guarantee Account.....  34,379     438,552     285,413    553,395      588,254
 Interfund transfers.... (10,617)     36,006     145,958    112,208      291,129
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   9,848     520,032     306,187    976,236    1,325,049
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 2000...... 301,579   3,531,824   3,035,919  2,589,497    2,128,010
                         =======   =========   =========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 1,976,510   3,012,849   3,113,007   3,720,027  1,558,580
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   261,544     235,472     114,559     187,738     66,844
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (20,072)    (18,769)    (17,306)    (20,088)    (7,328)
  Surrenders............  (114,443)   (149,959)   (173,315)   (247,870)   (82,238)
  Cost of insurance and
   administrative
   expenses.............    (1,229)     (1,972)     (1,900)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....   611,535     286,238     110,666     480,849    153,230
 Interfund transfers....  (182,535)   (130,872)   (211,744)   (325,227)  (183,302)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   554,800     220,138    (179,040)     72,887    (53,766)
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 2,531,310   3,232,987   2,933,967   3,792,914  1,504,814
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   138,479     328,072     230,852      94,575     81,676
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (32,472)    (29,519)    (12,087)    (27,108)   (13,673)
  Surrenders............  (204,976)   (263,729)   (205,044)   (499,436)   (80,483)
  Cost of insurance and
   administrative
   expenses.............    (1,629)     (1,970)     (1,374)     (2,090)      (937)
 Transfers (to) from the
  Guarantee Account.....   301,843     275,499     129,531     189,624     86,513
 Interfund transfers....  (170,075)    114,000     223,253    (413,953)   (13,493)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    31,170     422,353     365,131    (658,388)    59,603
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 2,562,480   3,655,340   3,299,098   3,134,526  1,564,417
                         =========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager   Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ----------  ---------  ---------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 11,335,446  3,818,261  1,616,956  3,176,311  10,085,800
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    508,048    671,122     32,780    212,839   1,125,622
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (52,314)   (14,943)    (6,271)   (20,795)    (42,873)
  Surrenders............   (641,881)  (252,347)   (52,978)  (208,601)   (526,069)
  Cost of insurance and
   administrative
   expenses.............     (7,133)    (2,405)      (621)    (2,033)     (6,316)
 Transfers (to) from the
  Guarantee Account.....    782,737    434,475     31,394    356,995   1,034,910
 Interfund transfers....   (961,326)   106,554    (95,733)  (153,115)    (48,944)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   (371,869)   942,456    (91,429)   185,290   1,536,330
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 10,963,577  4,760,717  1,525,527  3,361,601  11,622,130
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    261,767    550,437     76,740    116,824     618,320
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (87,618)   (35,461)    (8,787)   (20,059)    (41,522)
  Surrenders............   (858,267)  (420,307)  (105,220)  (281,524)   (574,273)
  Cost of insurance and
   administrative
   expenses.............     (6,678)    (3,019)      (577)    (2,162)     (5,502)
 Transfers (to) from the
  Guarantee Account.....    416,602    428,854     61,398    192,957     652,308
 Interfund transfers....   (784,362)   129,676     24,896   (185,104)   (121,687)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... (1,058,556)   650,180     48,450   (179,068)    527,644
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000......  9,905,021  5,410,897  1,573,977  3,182,533  12,149,774
                         ==========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond  Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
                         ---------  ------------- ---------  ----------- ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 2,843,815    2,958,791   3,955,083   2,977,691  1,950,915
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums........... 1,010,227      984,520     435,360     341,570    266,112
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (21,323)     (17,744)    (12,111)    (15,026)   (29,633)
  Surrenders............  (166,818)    (170,732)   (247,366)   (162,671)  (112,310)
  Cost of insurance and
   administrative
   expenses.............    (2,437)      (2,365)     (3,320)     (1,784)    (1,448)
 Transfers (to) from the
  Guarantee Account..... 1,417,083      988,048     814,778     708,367    535,523
 Interfund transfers....   (28,808)      25,506    (387,724)   (472,042)  (125,174)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,207,924    1,807,233     599,617     398,414    533,070
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 5,051,739    4,766,024   4,554,700   3,376,105  2,483,985
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
Net premiums............   447,592      388,853     272,106     120,842    146,590
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (39,056)     (21,965)    (47,205)    (44,569)   (16,116)
  Surrenders............  (254,360)    (272,624)   (287,894)   (197,245)  (148,923)
  Cost of insurance and
   administrative
   expenses.............    (4,314)      (3,870)     (3,726)     (1,867)    (1,809)
 Transfers (to) from the
  Guarantee Account.....   877,605      520,704     362,286     249,767    247,425
 Interfund transfers....  (502,511)    (878,175)   (521,329)   (303,522)  (166,699)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   524,956     (267,077)   (225,762)   (176,594)    60,468
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 5,576,695    4,498,947   4,328,938   3,199,511  2,544,453
                         =========    =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                   Small       LargeCap   PBHG Large    PBHG
                               Capitalization   Growth    Cap Growth  Growth II
                                 Portfolio    Portfolio   Portfolio   Portfolio
                               -------------- ----------  ----------  ---------
Type II Units:
Units outstanding at December
 31, 1998.....................   6,082,414     5,605,283    696,037     839,596
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     402,251     1,791,980     90,269     153,521
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (26,201)      (52,245)    (5,995)     (1,861)
  Surrenders..................    (332,834)     (428,283)   (93,949)    (65,505)
  Cost of insurance and
   administrative expenses....      (3,705)       (3,739)      (434)       (487)
 Transfers (to) from the
  Guarantee Account...........     475,632     1,181,832    110,416      96,030
 Interfund transfers..........    (286,721)      488,665     14,787     221,114
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................     228,422     2,978,210    115,094     402,812
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 1999.....................   6,310,836     8,583,493    811,131   1,242,408
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     717,919     1,337,918    487,795     589,568
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (27,415)      (58,128)    (5,892)    (11,311)
  Surrenders..................    (398,870)     (537,660)   (84,910)   (105,121)
  Cost of insurance and
   administrative expenses....      (3,877)       (6,389)      (655)       (958)
 Transfers (to) from the
  Guarantee Account...........     620,856     1,097,731    408,257     399,693
 Interfund transfers..........     339,583        74,074    621,028     729,462
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,248,196     1,907,546  1,425,623   1,601,333
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 2000.....................   7,559,032    10,491,039  2,236,754   2,843,741
                                 =========    ==========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 3,488,695    8,827,221  12,554,733   6,060,191  1,911,151
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........   638,515    1,601,777   1,366,984   2,443,910    407,985
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (7,927)     (51,477)    (70,333)    (56,072)   (15,328)
  Surrenders............  (177,407)    (468,271)   (691,964)   (481,019)  (152,834)
  Cost of insurance and
   administrative
   expenses.............    (1,613)      (5,722)     (8,181)     (5,586)    (1,366)
 Transfers (to) from the
  Guarantee Account.....   304,246    1,198,630   1,538,151   3,543,222  1,004,702
 Interfund transfers....   823,090      599,116    (110,536)    947,079     18,560
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,578,904    2,874,053   2,024,121   6,391,534  1,261,719
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 1999...... 5,067,599   11,701,274  14,578,854  12,451,725  3,172,870
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums........... 1,201,898    1,691,481   1,238,935   1,883,372    318,910
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (26,614)     (83,162)    (75,893)   (127,604)    (7,788)
  Surrenders............  (548,096)    (838,235)   (914,566)   (864,652)   (88,526)
  Cost of insurance and
   administrative
   expenses.............    (3,608)      (8,010)     (8,350)    (11,365)      (868)
 Transfers (to) from the
  Guarantee Account.....   831,570    1,355,037   1,017,579   2,862,340     71,996
 Interfund transfers....   549,756      619,484      94,684     376,548    (22,709)
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,004,906    2,736,595   1,352,389   4,118,639    271,015
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 2000...... 7,072,505   14,437,869  15,931,243  16,570,364  3,443,885
                         =========   ==========  ==========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                              Janus Aspen
                                   Janus Aspen Series       Series --Service
                                      (continued)                Shares
                               -------------------------- ---------------------
                                                           Global
                               International   Capital      Life       Global
                                  Growth     Appreciation Sciences   Technology
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               ------------- ------------ ---------  ----------
Type II Units:
Units outstanding at December
 31, 1998.....................   3,856,210    1,494,358         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................     403,321    2,091,905         --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (13,648)     (26,724)        --         --
  Surrenders..................    (118,139)    (153,401)        --         --
  Cost of insurance and
   administrative expenses....      (2,208)      (1,683)        --         --
 Transfers (to) from the
  Guarantee Account...........     411,856    1,373,095         --         --
 Interfund transfers..........     190,955    1,630,334         --         --
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................     872,137    4,913,526         --         --
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 1999.....................   4,728,347    6,407,884         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................   1,316,719    1,433,677     252,937    412,502
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (38,295)     (41,697)       (906)    (1,043)
  Surrenders..................    (375,942)    (409,335)    (16,346)   (21,676)
  Cost of insurance and
   administrative expenses....      (5,373)      (5,850)       (164)      (197)
 Transfers (to) from the
  Guarantee Account...........     624,847    1,278,931     212,484    320,956
 Interfund transfers..........     206,902       97,955     797,254    623,105
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,728,858    2,353,681   1,245,259  1,333,647
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 2000.....................   6,457,205    8,761,565   1,245,259  1,333,647
                                 =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                    Trust               Series Fund Inc.
                             --------------------  ---------------------------
                             Growth and  Mid Cap                        Total
                               Income     Value    Strategic Investors Return
                                Fund      Fund     Bond Fund   Fund     Fund
                             ---------- ---------  --------- --------- -------
Type II Units:
Units outstanding at
 December 31, 1998..........  428,936     345,533    10,094       863   25,915
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  136,381     275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............      --       (1,270)   (1,085)      --       --
  Surrenders................  (29,344)    (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses..     (460)       (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account.........  265,191     332,699   101,045    24,576   86,095
 Interfund transfers........  (20,938)    234,275    51,365    49,316    2,424
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  350,830     810,855   235,685   111,071  149,629
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 1999..........  779,766   1,156,388   245,779   111,934  175,544
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  118,384     297,612   121,504   101,138   36,127
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............   (8,636)     (6,798)   (6,868)      --      (443)
  Surrenders................  (48,278)    (60,554)  (33,250)   (9,790)  (8,987)
  Cost of insurance and
   administrative expenses..     (752)     (1,033)     (233)     (115)    (257)
 Transfers (to) from the
  Guarantee Account.........   97,084     243,576   125,214    48,798   67,014
 Interfund transfers........   33,907   1,140,000   104,476   523,831    3,801
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  191,709   1,612,803   310,843   663,862   97,255
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 2000..........  971,475   2,769,191   556,622   775,796  272,799
                              =======   =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500       Money       Total    International Real Estate
                           Index       Market      Return       Equity     Securities
                            Fund        Fund        Fund         Fund         Fund
                         ----------  -----------  ---------  ------------- -----------
Type III Units:
Units outstanding at
 December 31, 1998......        --           --         --          --           --
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  6,802,805   26,606,289  1,215,947     145,060       95,069
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (12,776)    (144,732)       --          --           --
  Surrenders............    (58,579)    (148,000)   (18,907)       (644)      (3,611)
  Cost of insurance and
   administrative
   expenses.............        --           --         --          --           --
 Transfers (to) from the
  Guarantee Account.....    150,344       82,774     21,136       4,164        6,696
 Interfund transfers....    940,109  (13,692,527)    87,529      30,883        9,648
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 1999......  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  5,774,481   30,441,494    964,040     272,185      151,448
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (85,129)    (141,659)   (22,314)        --          (531)
  Surrenders............   (369,864)    (673,097)   (87,339)    (11,185)     (23,090)
  Cost of insurance and
   administrative
   expenses.............     (5,229)      (2,393)      (661)       (150)        (145)
 Transfers (to) from the
  Guarantee Account.....    603,956        6,437    120,552      25,850       19,662
 Interfund transfers....    971,278  (28,713,829)   283,007     109,835      535,982
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  6,889,493      916,953  1,257,285     396,535      683,326
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 2000...... 14,711,396   13,620,757  2,562,990     575,998      791,128
                         ==========  ===========  =========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                  ----------------------------------------------
                                    Mid-Cap               U.S.        Premier
                                  Value Equity Income    Equity    Growth Equity
                                      Fund      Fund      Fund         Fund
                                  ------------ -------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1998.......................         --        --         --           --
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................   1,036,116   314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................      (6,042)   (2,147)      (973)         --
  Surrenders....................     (17,768)   (6,141)   (11,217)      (6,629)
  Cost of insurance and
   administrative expenses......         --        --         --           --
 Transfers (to) from the
  Guarantee Account.............      22,379     6,119     13,194       26,808
 Interfund transfers............     133,571   121,853    220,867      424,162
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 1999.......................   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................     797,484   334,910  1,029,292    1,703,469
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     (10,399)   (3,615)   (43,208)     (31,663)
  Surrenders....................     (59,184)  (28,237)   (75,910)     (99,921)
  Cost of insurance and
   administrative expenses......        (515)     (210)      (530)        (583)
 Transfers (to) from the
  Guarantee Account.............      97,643    52,181     87,757      147,794
 Interfund transfers............     232,088   189,635    239,013      476,258
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,057,117   544,664  1,236,414    2,195,354
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 2000.......................   2,225,373   978,360  2,679,258    3,575,788
                                   =========   =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --          --          --        --
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   598,416     986,033     593,660     879,869   293,357
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (24,269)     (1,032)     (3,451)     (1,416)      --
  Surrenders............   (13,660)    (15,060)    (10,533)     (8,322)   (2,950)
  Cost of insurance and
   administrative
   expenses.............       --          --          --          --        --
 Transfers (to) from the
  Guarantee Account.....    30,987      29,811      12,469      23,655     5,153
 Interfund transfers....    99,491     214,622     302,111      29,413    10,265
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 1999......   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   561,154   2,286,496   1,962,697     474,064   433,524
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (10,903)     (6,001)     (4,544)     (4,043)   (4,968)
  Surrenders............   (52,952)    (96,312)   (110,707)    (29,941)  (17,849)
  Cost of insurance and
   administrative
   expenses.............      (354)       (947)       (796)       (422)     (369)
 Transfers (to) from the
  Guarantee Account.....    65,149      98,380      52,698      83,942    32,367
 Interfund transfers....   184,002   1,927,603   1,217,623     108,085    80,955
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   746,096   4,209,219   3,116,971     631,685   523,660
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 2000...... 1,437,061   5,423,593   4,011,227   1,554,884   829,485
                         =========   =========   =========   =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                          Income      Growth    Overseas    Manager   Contrafund
                         Portfolio  Portfolio   Portfolio  Portfolio  Portfolio
                         ---------  ----------  ---------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --         --         --          --
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 2,911,113   5,455,784    342,131    655,968   4,350,101
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)    (10,565)       --         --       (7,525)
  Surrenders............   (35,105)    (64,018)    (7,322)   (11,671)    (25,586)
  Cost of insurance and
   administrative
   expenses.............       --          --         --         --          --
 Transfers (to) from the
  Guarantee Account.....    76,560      94,771      1,189     13,510     129,791
 Interfund transfers....   252,253   1,085,738     52,069    119,705     765,205
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 1,430,124   5,124,433    525,888    666,572   3,706,126
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (12,764)    (96,834)    (6,610)   (11,285)    (30,914)
  Surrenders............  (149,545)   (395,992)   (19,882)   (48,650)   (213,081)
  Cost of insurance and
   administrative
   expenses.............    (1,755)     (3,915)      (288)      (479)     (3,273)
 Transfers (to) from the
  Guarantee Account.....   241,179     348,094     58,777    121,216     345,995
 Interfund transfers....   431,516   1,683,041     88,996     73,238   1,029,703
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 1,938,755   6,658,827    646,881    800,612   4,834,556
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000...... 5,142,408  13,220,537  1,034,948  1,578,124  10,046,542
                         =========  ==========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond Utility
                         Portfolio    Portfolio    Fund II     Fund II   Fund II
                         ---------  ------------- ---------  ----------- -------
Type III Units:
Units outstanding at
 December 31, 1998......       --           --          --          --       --
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,863,827    1,517,495   1,215,352     684,526  421,560
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,287)      (1,320)        --       (2,079)    (120)
  Surrenders............   (35,107)     (10,269)     (9,777)    (12,146)  (8,023)
  Cost of insurance and
   administrative
   expenses.............       --           --          --          --       --
 Transfers (to) from the
  Guarantee Account.....    66,596       72,775      38,379      45,896   15,150
 Interfund transfers....   184,950      130,481    (129,411)     82,989   63,004
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 1999...... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,574,724      823,186     484,175     405,619  347,573
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (8,988)     (20,103)     (5,456)     (2,461) (10,918)
  Surrenders............  (137,733)     (97,277)    (57,749)    (47,567) (16,240)
  Cost of insurance and
   administrative
   expenses.............    (1,241)        (826)       (655)       (337)    (340)
 Transfers (to) from the
  Guarantee Account.....   219,538       79,864      67,848      76,446   43,647
 Interfund transfers....   147,424      453,254     181,068       5,626  115,941
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 1,793,724    1,238,098     669,231     437,326  479,663
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 2000...... 3,872,703    2,947,260   1,783,774   1,236,512  971,234
                         =========    =========   =========   =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Alger American Fund            Janus Aspen Series
                         -------------------------  ----------------------------------
                             Small       LargeCap   Aggressive              Worldwide
                         Capitalization   Growth      Growth      Growth      Growth
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                         -------------- ----------  ----------  ----------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......         --            --          --          --          --
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     998,630     4,680,722   3,433,215   6,733,050   4,679,934
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (1,650)      (35,922)     (8,849)     (7,911)     (2,840)
  Surrenders............      (4,078)      (43,905)    (31,999)    (80,226)    (40,954)
  Cost of insurance and
   administrative
   expenses.............         --            --          --          --          --
 Transfers (to) from the
  Guarantee Account.....      18,113        66,471      44,684     140,668     134,338
 Interfund transfers....     149,741       709,788   1,344,419   1,493,334   1,019,353
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 1999......   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........   1,805,717     4,061,228   5,048,611   8,254,239   6,027,813
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (10,607)      (92,337)    (52,425)    (86,594)    (67,189)
  Surrenders............     (72,933)     (268,900)   (284,650)   (503,590)   (358,494)
  Cost of insurance and
   administrative
   expenses.............        (673)       (2,774)     (2,620)     (4,831)     (3,091)
 Transfers (to) from the
  Guarantee Account.....     144,478       340,387     207,130     556,269     399,683
 Interfund transfers....     539,726       957,727   1,103,461   1,483,970   1,085,344
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   2,405,708     4,995,331   6,019,507   9,699,463   7,084,066
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 2000......   3,566,464    10,372,485  10,800,977  17,978,378  12,873,897
                           =========    ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Janus Aspen
                                                                             Series --Service
                                 Janus Aspen Series (continued)                   Shares
                         ------------------------------------------------- ---------------------
                                                                            Global
                                     Flexible   International   Capital      Life       Global
                          Balanced    Income       Growth     Appreciation Sciences   Technology
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                         ----------  ---------  ------------- ------------ ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......        --         --           --            --         --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  6,431,170    572,513      863,953     6,946,766        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (2,310)       --        (3,678)      (45,793)       --         --
  Surrenders............    (74,010)   (18,968)     (11,168)      (66,978)       --         --
  Cost of insurance and
   administrative
   expenses.............        --         --           --            --         --         --
 Transfers (to) from the
  Guarantee Account.....    185,544      2,662       21,060        97,938        --         --
 Interfund transfers....    664,637     49,863      380,948     1,141,405        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 1999......  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  5,549,805    474,783    2,722,775     6,099,764    546,951    923,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (119,285)    (4,553)     (26,505)      (57,318)    (9,786)   (29,206)
  Surrenders............   (416,299)   (44,882)     (90,963)     (431,439)   (26,070)   (41,674)
  Cost of insurance and
   administrative
   expenses.............     (3,757)      (428)        (720)       (3,836)      (318)      (110)
 Transfers (to) from the
  Guarantee Account.....    561,825     87,528      118,468       276,061      7,816     27,397
 Interfund transfers....  1,233,177    232,132      594,430       492,024  1,019,942    540,146
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  6,805,466    744,580    3,317,485     6,375,256  1,538,535  1,420,254
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 2000...... 14,010,497  1,350,650    4,568,600    14,448,594  1,538,535  1,420,254
                         ==========  =========    =========    ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                               Goldman Sachs
                                  Variable         Salomon Brothers Variable
                              Insurance Trust          Series Fund Inc.
                            --------------------  ----------------------------
                            Growth and  Mid Cap                         Total
                              Income     Value    Strategic Investors  Return
                               Fund      Fund     Bond Fund   Fund      Fund
                            ---------- ---------  --------- ---------  -------
Type III Units:
Units outstanding at
 December 31, 1998.........      --          --        --         --       --
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  179,877     448,554   166,205    164,131  100,325
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (3,176)      --         --       --
  Surrenders...............   (3,320)     (4,186)   (6,562)    (1,317)    (577)
  Cost of insurance and
   administrative
   expenses................      --          --        --         --       --
 Transfers (to) from the
  Guarantee Account........    9,236      20,162     4,931      9,264    2,093
 Interfund transfers.......   18,805      21,492    59,307     15,033   16,015
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 1999.........  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  368,448     642,274   263,180    548,934  177,293
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (2,268)   (2,174)      (764)  (4,720)
  Surrenders...............  (12,649)    (37,842)  (12,385)   (29,538)  (4,774)
  Cost of insurance and
   administrative
   expenses................      (91)       (494)     (126)      (212)     (56)
 Transfers (to) from the
  Guarantee Account........   34,448      52,728    13,748     31,103   19,817
 Interfund transfers.......   49,620   1,810,332    60,190  1,078,491   85,776
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  439,776   2,464,730   322,433  1,628,014  273,336
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 2000.........  644,374   2,947,576   546,314  1,815,125  391,192
                             =======   =========   =======  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
                         ---------  ----------  -------  ------------- -----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --          --       --         --           --
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums...........   436,947   2,333,947   58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --          --       --         --           --
  Surrenders............    (1,506)    (30,516)    (465)       --           --
  Cost of insurance and
   administrative
   expenses.............       --          --       --         --           --
 Transfers (to) from the
  Guarantee Account.....     5,872         --     1,056        --           --
 Interfund transfers....   102,301  (1,089,158)  18,954      4,120        6,968
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 1999......   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums........... 1,005,103   6,174,022  197,106     79,360       33,012
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,563)        --      (243)       --           --
  Surrenders............   (63,232)   (300,043) (10,764)      (472)        (451)
  Cost of insurance and
   administrative
   expenses.............        (3)         (1)     --         --           --
 Transfers (to) from the
  Guarantee Account.....    27,047      54,077    9,156        485          206
 Interfund transfers....   242,583  (3,322,722)  10,107      2,411       26,822
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 1,209,935   2,605,333  205,362     81,784       59,589
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 2000...... 1,753,549   3,819,606  283,441     96,984       70,076
                         =========  ==========  =======     ======       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Mid-Cap              U.S.       Premier
                                   Value Equity Income   Equity   Growth Equity
                                       Fund      Fund     Fund        Fund
                                   ------------ -------  -------  -------------
Type IV Units:
Units outstanding at December 31,
 1998.............................       --         --       --          --
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   130,022     53,541   76,072      61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --       --          --
  Surrenders......................      (527)      (216)    (213)       (194)
  Cost of insurance and
   administrative expenses........       --         --       --          --
 Transfers (to) from the Guarantee
  Account.........................     2,195        --       385         105
 Interfund transfers..............    15,650     13,753   24,662      35,583
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
Units outstanding at December 31,
 1999.............................   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   186,211    156,442  150,282     187,404
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --      (839)     (1,159)
  Surrenders......................   (15,962)    (7,035) (18,829)     (5,890)
  Cost of insurance and
   administrative expenses........        (1)       --       --          --
 Transfers (to) from the Guarantee
  Account.........................     4,748      1,219    4,582       2,245
 Interfund transfers..............     8,016    (52,298)  18,143      15,351
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   183,012     98,328  153,339     197,951
                                     -------    -------  -------     -------
Units outstanding at December 31,
 2000.............................   330,352    165,406  254,245     294,786
                                     =======    =======  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Type IV Units:
Units outstanding at
 December 31, 1998........      --         --          --        --        --
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............   47,460     78,714      17,619    28,067     9,815
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --         --          --        --        --
  Surrenders..............     (245)      (899)        (66)      (48)      --
  Cost of insurance and
   administrative
   expenses...............      --         --          --        --        --
 Transfers (to) from the
  Guarantee Account.......      --         --          168       --        152
 Interfund transfers......   (5,466)     3,613       7,029     7,839       399
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............  118,086    384,129     273,033   141,734   104,972
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --      (1,077)       (737)      --        --
  Surrenders..............   (7,806)   (19,233)     (7,253)   (4,679)   (1,704)
  Cost of insurance and
   administrative
   expenses...............       (1)        (1)        --        --        --
 Transfers (to) from the
  Guarantee Account.......    1,603      7,162       7,071     2,561       792
 Interfund transfers......   13,681    181,870     163,036   (33,850)    2,257
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  125,563    552,850     435,150   105,766   106,317
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........  167,312    634,278     459,900   141,624   116,683
                            =======    =======     =======   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                             Variable Insurance Products     Variable Insurance
                                        Fund                  Products Fund II
                            ------------------------------  --------------------
                             Equity-                          Asset
                             Income    Growth    Overseas    Manager  Contrafund
                            Portfolio Portfolio  Portfolio  Portfolio Portfolio
                            --------- ---------  ---------  --------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998.........      --         --        --         --         --
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  216,084    270,338    25,780     34,594    269,745
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --         --        --         --         --
  Surrenders...............     (756)    (1,836)       (2)      (134)    (1,607)
  Cost of insurance and
   administrative
   expenses................      --         --        --         --         --
 Transfers (to) from the
  Guarantee Account........    3,774      2,002       --         358      2,732
 Interfund transfers.......   23,594     63,231     2,412     10,072     65,745
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 1999.........  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  291,589    647,852   384,250    173,027    777,598
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........   (1,681)    (1,044)      --      (1,722)    (2,312)
  Surrenders...............  (16,446)   (44,814)  (21,243)    (2,688)   (38,033)
  Cost of insurance and
   administrative
   expenses................       (1)        (2)      --         --          (1)
 Transfers (to) from the
  Guarantee Account........   12,162     18,810     2,496      3,047     16,781
 Interfund transfers.......   29,395    168,139  (225,795)    (4,058)   124,096
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  315,018    788,941   139,708    167,606    878,129
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 2000.........  557,714  1,122,676   167,898    212,496  1,214,744
                             =======  =========  ========    =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Variable Insurance
                             Products Fund III     Federated Insurance Series
                          ----------------------- -----------------------------
                          Growth &     Growth     American     High
                           Income   Opportunities Leaders   Income Bond Utility
                          Portfolio   Portfolio   Fund II     Fund II   Fund II
                          --------- ------------- --------  ----------- -------
Type IV Units:
Units outstanding at
 December 31, 1998.......      --          --         --          --        --
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  134,288      65,370     76,520      55,116    33,820
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........      --          --         --          --        --
  Surrenders.............     (368)       (519)       (68)       (345)     (210)
  Cost of insurance and
   administrative
   expenses..............      --          --         --          --        --
 Transfers (to) from the
  Guarantee Account......    4,476         165        --          846       --
 Interfund transfers.....   12,269      27,604      8,735         256     2,649
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 1999.......  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  326,342     127,121    154,329     136,513    61,072
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     (267)        --         --          --        --
  Surrenders.............   (8,856)    (14,355)    (6,083)    (15,291)   (7,127)
  Cost of insurance and
   administrative
   expenses..............      --           (1)       --          --        --
 Transfers (to) from the
  Guarantee Account......   22,351       5,241      1,430       2,699       595
 Interfund transfers.....   22,858      25,667      8,484     (54,830)   16,557
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  362,428     143,673    158,160      69,091    71,097
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 2000.......  513,093     236,293    243,347     124,964   107,356
                           =======     =======    =======     =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Alger American Fund           Janus Aspen Series
                         ------------------------  --------------------------------
                             Small      LargeCap   Aggressive             Worldwide
                         Capitalization  Growth      Growth     Growth     Growth
                           Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                         -------------- ---------  ----------  ---------  ---------
Type IV Units:
Units outstanding at
 December 31, 1998......        --            --         --          --         --
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........     97,052       188,807    290,801     414,640    334,265
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --            --         --          --         --
  Surrenders............       (852)         (828)      (971)     (1,895)    (1,705)
  Cost of insurance and
   administrative
   expenses.............        --            --         --          --         --
 Transfers (to) from the
  Guarantee Account.....         45         3,434        767       1,935      4,641
 Interfund transfers....      1,414        40,348    222,512      85,744     69,747
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 1999......     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    388,027       772,600    890,520   1,325,252  1,062,555
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --         (1,486)   (25,359)    (17,314)    (1,483)
  Surrenders............    (14,857)      (33,599)   (71,142)    (91,553)   (45,450)
  Cost of insurance and
   administrative
   expenses.............         (1)          --          (2)         (1)        (3)
 Transfers (to) from the
  Guarantee Account.....      1,873        16,939      9,686      23,230     16,000
 Interfund transfers....     64,576       405,826    101,149     352,234    245,495
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    439,618     1,160,280    904,852   1,591,848  1,277,114
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 2000......    537,277     1,392,041  1,417,961   2,092,272  1,684,062
                            =======     =========  =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Janus Aspen Series --
                                 Janus Aspen Series (continued)              Service Shares
                         ----------------------------------------------- ----------------------
                                    Flexible  International   Capital    Global Life   Global
                         Balanced    Income      Growth     Appreciation  Sciences   Technology
                         Portfolio  Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                         ---------  --------- ------------- ------------ ----------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --        --          --            --         --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   302,041    86,807      79,968       343,133        --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --        --          --            --         --          --
  Surrenders............    (1,671)     (692)       (353)       (1,763)       --          --
  Cost of insurance and
   administrative
   expenses.............       --        --          --            --         --          --
 Transfers (to) from the
  Guarantee Account.....     6,715     1,497          41         3,287        --          --
 Interfund transfers....    40,846     1,601      22,725        83,434        --          --
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions...........   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 1999......   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   979,535    87,485     652,604     1,086,829     69,735     179,016
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,878)      --         (995)      (16,902)       --          --
  Surrenders............   (57,296)   (6,887)    (26,633)      (86,078)    (1,474)     (1,267)
  Cost of insurance and
   administrative
   expenses.............        (3)       (1)         (1)           (4)       --          --
 Transfers (to) from the
  Guarantee Account.....    30,092     4,045       6,572        14,252         22       1,409
 Interfund transfers....   140,209    17,150     151,626       149,512     29,476      42,975
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions........... 1,089,659   101,792     783,173     1,147,609     97,759     222,133
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 2000...... 1,437,590   191,005     885,554     1,575,700     97,759     222,133
                         =========   =======     =======     =========     ======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable     Salomon Brothers Variable
                            Insurance Trust              Series Fund Inc.
                         -------------------------  --------------------------
                                        Mid Cap                         Total
                          Growth and     Value      Strategic Investors Return
                         Income Fund     Fund       Bond Fund   Fund     Fund
                         ------------  -----------  --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 1998......          --           --        --        --      --
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       10,321       42,856    20,339     6,921  17,669
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............          --           (88)      --        (44)    --
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....          --           --        --        --      --
 Interfund transfers....        4,788           41    (5,043)   (4,012) (1,377)
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 1999......       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       64,837      140,173    94,063    85,493  16,928
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............       (5,060)      (7,660)   (2,791)   (1,074)   (125)
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....        4,413          --      3,112     1,381     --
 Interfund transfers....        7,420       62,560    (1,211)   12,015     625
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       71,610      195,073    93,173    97,815  17,428
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 2000......       86,719      237,882   108,469   100,680  33,720
                           ==========  ===========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           GE Investments Funds, Inc.   Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------
                         S&P 500   Money    Real Estate  Growth &          Growth
                          Index    Market   Securities    Income       Opportunities     Mid Cap
                          Fund      Fund       Fund     Portfolio        Portfolio      Portfolio
                         ------- ---------- ----------- ------------   --------------   ----------
Type V Units:
Units outstanding at
 December 31, 1999......    --          --      --                 --               --            --
                          -----  ----------     ---       ------------     ------------    ----------
From capital
 transactions:
 Net premiums...........  1,070   9,901,886       8                994            1,030            89
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --          --      --                 --               --            --
  Surrenders............    --          --      --                 --               --            --
  Cost of insurance and
   administrative
   expenses.............    --          --      --                 --               --            --
 Interfund transfers....  1,085     254,256     101                958            1,082           118
                          -----  ----------     ---       ------------     ------------    ----------
Net increase (decrease)
 in units from capital
 transactions...........  2,155  10,156,142     109              1,952            2,112           207
                          -----  ----------     ---       ------------     ------------    ----------
Units outstanding at
 December 31, 2000......  2,155  10,156,142     109              1,952            2,112           207
                          =====  ==========     ===       ============     ============    ==========

                                                Janus Aspen Series
                                  ----------------------------------------------
                                  International   Capital     Equity     High
                                     Growth     Appreciation  Income     Yield
                                    Portfolio    Portfolio   Portfolio Portfolio
                                  ------------- ------------ --------- ---------
Type V Units:
Units outstanding at December
 31, 1999.......................       --            --         --        --
                                       ---         -----        ---       ---
From capital transactions:
 Net premiums...................        (1)        1,083          7        10
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --            --         --        --
  Surrenders....................       --            --         --        --
  Cost of insurance and
   administrative expenses......       --            --         --        --
 Interfund transfers............       393         1,600         97       101
                                       ---         -----        ---       ---
Net increase (decrease) in units
 from capital transactions......       392         2,683        104       111
                                       ---         -----        ---       ---
Units outstanding at December
 31, 2000.......................       392         2,683        104       111
                                       ===         =====        ===       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                      AIM Variable Insurance Funds
                          -----------------------------------------------------
                          AIM V.I. Capital     AIM V.I.           AIM V.I.
                            Appreciation   Aggressive Growth Telecommunications
                                Fund             Fund               Fund
                          ---------------- ----------------- ------------------
Type V Units:
Units outstanding at
 December 31, 1999.......        --               --                --
                               -----              ---               ---
From capital
 transactions:
 Net premiums............      1,000               17               118
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........        --               --                --
  Surrenders.............        --               --                --
  Cost of insurance and
   administrative
   expenses..............        --               --                --
 Interfund transfers.....      1,185              119               196
                               -----              ---               ---
Net increase (decrease)
 in units from capital
 transactions............      2,185              136               314
                               -----              ---               ---
Units outstanding at
 December 31, 2000.......      2,185              136               314
                               =====              ===               ===

                                      GE Investments Funds, Inc.
                          -----------------------------------------------------
                          S&P 500   Money      Mid-Cap     U.S.      Premier
                           Index    Market   Value Equity Equity  Growth Equity
                           Fund      Fund        Fund      Fund       Fund
                          -------  --------  ------------ ------  -------------
Type VI Units:
Units outstanding at
 December 31, 1999.......     --        --         --        --         --
                          -------  --------     ------    ------     ------
From capital
 transactions:
 Net premiums............ 275,490   333,385     18,237    24,796     50,386
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --         --        --         --
  Surrenders.............  (1,035)      (50)       (65)      (32)       (34)
  Cost of insurance and
   administrative
   expenses..............     --        --         --        --         --
 Transfers (to) from the
  Guarantee Account......  33,632    49,968      8,023     5,803      6,269
 Interfund transfers.....  (1,895) (104,080)     4,814       --         --
                          -------  --------     ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions............ 306,192   279,223     31,009    30,567     56,621
                          -------  --------     ------    ------     ------
Units outstanding at
 December 31, 2000....... 306,192   279,223     31,009    30,567     56,621
                          =======  ========     ======    ======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments       Oppenheimer Variable
                                      Funds, Inc.          Account Funds --
                                      (continued)           Class 2 Shares
                                  ------------------- --------------------------
                                  Value   Small-Cap     Global     Main Street
                                  Equity Value Equity Securities Growth & Income
                                   Fund      Fund      Fund/VA       Fund/VA
                                  ------ ------------ ---------- ---------------
Type VI Units:
Units outstanding at December
 31, 1999.......................     --        --          --            --
                                  ------    ------      ------       -------
From capital transactions:
 Net premiums...................  14,904    16,014      65,846        94,834
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     --        --          --            --
  Surrenders....................     --        --           (6)         (488)
  Cost of insurance and
   administrative expenses......     --        --          --            --
 Transfers (to) from the
  Guarantee Account.............   1,308       866       3,979        18,192
 Interfund transfers............     --        --         (822)        1,856
                                  ------    ------      ------       -------
Net increase (decrease) in units
 from capital transactions......  16,212    16,880      68,997       114,394
                                  ------    ------      ------       -------
Units outstanding at December
 31, 2000.......................  16,212    16,880      68,997       114,394
                                  ======    ======      ======       =======


                         Variable Insurance  Variable Insurance  Variable Insurance
                          Products Fund --   Products Fund II --  Products Fund III
                           Service Class 2     Service Class 2   -- Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --        --             --            --         --
                          -------   -------        -------        ------    -------
From capital
 transactions:
 Net premiums...........   85,628   273,173        176,603        50,476    212,608
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --        --             --            --         --
  Surrenders............     (390)     (680)        (1,076)          (19)    (1,329)
  Cost of insurance and
   administrative
   expenses.............      --        --             --            --         --
 Transfers (to) from the
  Guarantee Account.....   12,335    28,059         31,351         2,552     28,733
 Interfund transfers....   12,339     6,249          4,545           --       3,422
                          -------   -------        -------        ------    -------
Net increase (decrease)
 in units from capital
 transactions...........  109,912   306,801        211,423        53,009    243,434
                          -------   -------        -------        ------    -------
Units outstanding at
 December 31, 2000......  109,912   306,801        211,423        53,009    243,434
                          =======   =======        =======        ======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                            Federated Insurance
                            Federated            Series --           Janus Aspen Series -- Service
                         Insurance Series      Service Shares                   Shares
                         ---------------- ----------------------- -----------------------------------
                          International         High Income          Global       Global   Aggressive
                          Small Company            Bond           Life Sciences Technology   Growth
                             Fund II              Fund II           Portfolio   Portfolio  Portfolio
                         ---------------- ----------------------- ------------- ---------- ----------
Type VI Units:
Units outstanding at
 December 31, 1999......         --                  --                  --          --         --
                              ------              ------             -------     -------    -------
From capital
 transactions:
 Net premiums...........      10,016              31,514              94,375     246,571    428,722
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........         --                  --                  --          --         --
  Surrenders............        (152)                (19)               (317)       (822)    (1,455)
  Cost of insurance and
   administrative
   expenses.............         --                  --                  --          --         --
 Transfers (to) from the
  Guarantee Account.....         270               1,783              20,206      36,777     65,378
 Interfund transfers....      (3,490)                --                6,102       1,660     15,028
                              ------              ------             -------     -------    -------
Net increase (decrease)
 in units from capital
 transactions...........       6,644              33,278             120,366     284,186    507,673
                              ------              ------             -------     -------    -------
Units outstanding at
 December 31, 2000......       6,644              33,278             120,366     284,186    507,673
                              ======              ======             =======     =======    =======

                             Janus Aspen Series -- Service Shares (continued)
                         --------------------------------------------------------
                                     Capital    Worldwide International
                          Growth   Appreciation  Growth      Growth     Balanced
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                         --------- ------------ --------- ------------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --         --          --          --          --
                          -------    -------     -------     -------     -------
From capital
 transactions:
 Net premiums...........  483,076    488,459     478,138     184,789     241,000
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (767)       --          523         --          --
  Surrenders............   (1,370)    (1,866)     (1,578)       (657)       (664)
  Cost of insurance and
   administrative
   expenses.............      --         --          --          --          --
 Transfers (to) from the
  Guarantee Account.....   34,405     33,204      74,720      40,712      30,846
 Interfund transfers....   (2,086)     4,590      10,473      (9,849)      9,270
                          -------    -------     -------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........  513,258    524,387     562,276     214,995     280,452
                          -------    -------     -------     -------     -------
Units outstanding at
 December 31, 2000......  513,258    524,387     562,276     214,995     280,452
                          =======    =======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                MFS Variable
                                                                 Insurance
                                AIM Variable Insurance Funds       Trust
                                -----------------------------  ---------------
                                                                         MFS
                                  AIM V.I.     AIM      AIM             Growth
                                  Capital     V.I.     V.I.      MFS     With
                                Appreciation Growth    Value   Growth   Income
                                    Fund      Fund     Fund    Series   Series
                                ------------ -------  -------  -------  ------
Type VI Units:
Units outstanding at December
 31, 1999......................       --         --       --       --      --
                                  -------    -------  -------  -------  ------
From capital transactions:
 Net premiums..................   159,895    134,605  384,867  225,579  50,238
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............       --         --       --      (760)    --
  Surrenders...................      (652)      (321)    (701)    (407)   (101)
  Cost of insurance and
   administrative expenses.....       --         --       --       --      --
 Transfers (to) from the
  Guarantee Account............    21,291     19,203   31,148   22,332   2,434
 Interfund transfers...........     2,397      1,535    3,414      765   2,134
                                  -------    -------  -------  -------  ------
Net increase (decrease) in
 units from capital
 transactions..................   182,931    155,022  418,728  247,509  54,705
                                  -------    -------  -------  -------  ------
Units outstanding at December
 31, 2000......................   182,931    155,022  418,728  247,509  54,705
                                  =======    =======  =======  =======  ======

                             MFS Variable
                            Insurance Trust
                              (continued)                      Dreyfus
                         --------------------- ----------------------------------------
                          MFS New              Dreyfus Investment  The Dreyfus Socially
                         Discovery MFS Utility Portfolios-Emerging     Responsible
                          Series     Series     Markets Portfolio   Growth Fund, Inc.
                         --------- ----------- ------------------- --------------------
Type VI Units:
Units outstanding at
 December 31, 1999......     --         --              --                   --
                          ------     ------          ------               ------
From capital
 transactions:
 Net premiums...........  75,559     49,981           8,826               17,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --         --              --                   --
  Surrenders............     (39)       (86)           (150)                (170)
  Cost of insurance and
   administrative
   expenses.............     --         --              --                   --
 Transfers (to) from the
  Guarantee Account.....  19,102     17,538           7,604                1,748
 Interfund transfers....     (33)       (28)            --                   --
                          ------     ------          ------               ------
Net increase (decrease)
 in units from capital
 transactions...........  94,589     67,405          16,280               19,494
                          ------     ------          ------               ------
Units outstanding at
 December 31, 2000......  94,589     67,405          16,280               19,494
                          ======     ======          ======               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Rydex
                                  PIMCO Variable Insurance Trust           Variable Trust
                         ------------------------------------------------- --------------
                          Foreign     Long-Term    High Yield Total Return
                           Bond    U.S. Government    Bond        Bond          OTC
                         Portfolio Bond Portfolio  Portfolio   Portfolio        Fund
                         --------- --------------- ---------- ------------ --------------
Type VI Units:
Units outstanding at
 December 31, 1999......    --            --            --          --            --
                            ---        ------        ------      ------       -------
From capital
 transactions:
 Net premiums...........    --         43,385        12,360      80,928       262,860
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --            --            --          --            --
  Surrenders............    --           (221)          (52)       (452)         (672)
  Cost of insurance and
   administrative
   expenses.............    --            --            --          --            --
 Transfers (to) from the
  Guarantee Account.....    278         2,848         2,388       9,017        42,380
 Interfund transfers....    --            --            --         (373)        1,234
                            ---        ------        ------      ------       -------
Net increase (decrease)
 in units from capital
 transactions...........    278        46,012        14,696      89,120       305,802
                            ---        ------        ------      ------       -------
Units outstanding at
 December 31, 2000......    278        46,012        14,696      89,120       305,802
                            ===        ======        ======      ======       =======

                                                   Alliance Variable Products
                                                       Series Fund, Inc.
                                                 ------------------------------
                                                 Growth and  Premier
                                                   Income    Growth    Quasar
                                                 Portfolio  Portfolio Portfolio
                                                 ---------- --------- ---------
Type VI Units:
Units outstanding at December 31, 1999..........      --         --       --
                                                  -------    -------   ------
From capital transactions:
 Net premiums...................................   98,873    476,404   28,339
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits................................      --         --       --
  Surrenders....................................     (143)    (1,062)     (13)
  Cost of insurance and administrative
   expenses.....................................      --         --       --
 Transfers (to) from the Guarantee Account......   11,013     46,877    6,680
 Interfund transfers............................    1,490     38,718      161
                                                  -------    -------   ------
Net increase (decrease) in units from capital
 transactions...................................  111,233    560,937   35,167
                                                  -------    -------   ------
Units outstanding at December 31, 2000..........  111,233    560,937   35,167
                                                  =======    =======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                              GE Investments Funds, Inc.
                         -------------------------------------------------------------------------
                         S&P 500   Money     Mid-Cap     U.S.      Premier    Value    Small-Cap
                          Index   Market   Value Equity Equity  Growth Equity Equity  Value Equity
                          Fund     Fund        Fund      Fund       Fund       Fund       Fund
                         -------  -------  ------------ ------  ------------- ------  ------------
Type VII Units
Units outstanding at
 December 31, 1999......     --       --         --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
From capital
 transactions:
 Net premiums........... 115,889   89,897      8,751    83,675      7,804     3,406      4,146
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       --         --        --         --        --         --
  Surrenders............    (222)     --         --       (436)      (609)      (16)      (206)
  Cost of insurance and
   administrative
   expenses.............     --       --         --        --         --        --         --
 Transfers (to) from the
  Guarantee Account.....  15,496    7,139      1,272       991      4,987       671        214
 Interfund transfers....   4,587  (20,250)       --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
Net increase (decrease)
 in units from capital
 transactions........... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         -------  -------     ------    ------     ------     -----      -----
Units outstanding at
 December 31, 2000...... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         =======  =======     ======    ======     ======     =====      =====

                                                    Variable Insurance  Variable Insurance
                            Oppenheimer Variable         Products            Products
                         Account Funds --  Class 2    Fund -- Service   Fund II -- Service
                                   Shares                 Class 2            Class 2
                         -------------------------- ------------------- ------------------
                           Global     Main Street    Equity-
                         Securities Growth & Income  Income    Growth       Contrafund
                          Fund/VA       Fund/VA     Portfolio Portfolio     Portfolio
                         ---------- --------------- --------- --------- ------------------
Type VII Units
Units outstanding at
 December 31, 1999......      --            --          --        --             --
                           ------       -------      ------    ------        -------
From capital
 transactions:
 Net premiums...........   29,382        66,358      39,742    55,437        131,911
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --            --          --     (3,816)           --
  Surrenders............     (530)         (316)       (207)     (286)        (1,285)
  Cost of insurance and
   administrative
   expenses.............      --            --          --        --             --
 Transfers (to) from the
  Guarantee Account.....    2,196        20,823       1,123    10,504         12,030
 Interfund transfers....    4,267       (13,307)       (188)     (991)         2,178
                           ------       -------      ------    ------        -------
Net increase (decrease)
 in units from capital
 transactions...........   35,315        73,558      40,470    60,848        144,834
                           ------       -------      ------    ------        -------
Units outstanding at
 December 31, 2000......   35,315        73,558      40,470    60,848        144,834
                           ======       =======      ======    ======        =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance
                               Products         Federated        Federated
                          Fund III --Service    Insurance   Insurance Series --
                                Class 2          Series       Service Shares
                          ------------------- ------------- -------------------
                          Growth &            International     High Income
                           Income    Mid Cap  Small Company        Bond
                          Portfolio Portfolio    Fund II          Fund II
                          --------- --------- ------------- -------------------
Type VII Units
Units outstanding at
 December 31, 1999.......     --        --          --               --
                           ------    ------       -----           ------
From capital
 transactions:
 Net premiums............  83,012    42,740       3,788            9,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --          --               --
  Surrenders.............    (296)     (133)        --              (117)
  Cost of insurance and
   administrative
   expenses..............     --        --          --               --
 Transfers (to) from the
  Guarantee Account......   4,665     5,247         --             3,446
 Interfund transfers.....   4,451     1,205         --               --
                           ------    ------       -----           ------
Net increase (decrease)
 in units from capital
 transactions............  91,832    49,059       3,788           13,030
                           ------    ------       -----           ------
Units outstanding at
 December 31, 2000.......  91,832    49,059       3,788           13,030
                           ======    ======       =====           ======

                                    Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------
                            Global       Global   Aggressive             Capital
                         Life Sciences Technology   Growth    Growth   Appreciation
                           Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ------------- ---------- ---------- --------- ------------
Type VII Units
Units outstanding at
 December 31, 1999......       --           --         --         --         --
                            ------       ------     ------    -------    -------
From capital
 transactions:
 Net premiums...........    24,302       40,115     72,275    115,134    103,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,243)      (1,788)       --         --      (1,869)
  Surrenders............       (87)         (28)      (406)      (617)      (332)
  Cost of insurance and
   administrative
   expenses.............       --           --         --         --         --
 Transfers (to) from the
  Guarantee Account.....     2,443        1,388     10,987      9,752     12,343
 Interfund transfers....    (1,403)        (641)       --       5,214     (1,947)
                            ------       ------     ------    -------    -------
Net increase (decrease)
 in units from capital
 transactions...........    23,012       39,046     82,856    129,483    112,111
                            ------       ------     ------    -------    -------
Units outstanding at
 December 31, 2000......    23,012       39,046     82,856    129,483    112,111
                            ======       ======     ======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued


                               Janus Aspen Series --
                            Service Shares (continued)       AIM Variable Insurance Funds
                         --------------------------------- ----------------------------------
                                                                                        AIM
                         Worldwide International           AIM V.I. Capital AIM V.I.   V.I.
                          Growth      Growth     Balanced    Appreciation    Growth    Value
                         Portfolio   Portfolio   Portfolio       Fund         Fund     Fund
                         --------- ------------- --------- ---------------- --------  -------
Type VII Units
Units outstanding at
 December 31, 1999......      --         --           --           --           --        --
                          -------     ------      -------       ------      -------   -------
From capital
 transactions:
 Net premiums...........   96,039     37,190      181,573       73,146      111,536   128,867
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,916)       --           --           --           --     (3,888)
  Surrenders............     (901)       (36)        (291)        (544)        (870)   (2,871)
  Cost of insurance and
   administrative
   expenses.............      --         --           --           --           --        --
 Transfers (to) from the
  Guarantee Account.....   22,075      6,268       16,777       10,106        5,178    14,585
 Interfund transfers....    5,256        --         3,463          --           145    (1,805)
                          -------     ------      -------       ------      -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  118,553     43,422      201,522       82,708      115,989   134,888
                          -------     ------      -------       ------      -------   -------
Units outstanding at
 December 31, 2000......  118,553     43,422      201,522       82,708      115,989   134,888
                          =======     ======      =======       ======      =======   =======

                             MFS Variable Insurance Trust                       Dreyfus
                         -------------------------------------  ----------------------------------------
                          MFS    MFS Growth   MFS New    MFS    Dreyfus Investment  The Dreyfus Socially
                         Growth  With Income Discovery Utility  Portfolios-Emerging     Responsible
                         Series    Series     Series   Series    Markets Portfolio   Growth Fund, Inc.
                         ------  ----------- --------- -------  ------------------- --------------------
Type VII Units
Units outstanding at
 December 31, 1999......    --        --         --       --             --                   --
                         ------     -----     ------   ------          -----               ------
From capital
 transactions:
 Net premiums........... 51,553     6,965     17,019   23,018          1,584               31,186
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --        --         --       --             --                   --
  Surrenders............   (608)      (18)      (327)     (33)           --                   (13)
  Cost of insurance and
   administrative
   expenses.............    --        --         --       --             --                   --
 Transfers (to) from the
  Guarantee Account.....  6,724     1,691      1,581    6,028             32                1,299
 Interfund transfers....    --        --         --     3,258            --                   --
                         ------     -----     ------   ------          -----               ------
Net increase (decrease)
 in units from capital
 transactions........... 57,669     8,638     18,273   32,271          1,616               32,472
                         ------     -----     ------   ------          -----               ------
Units outstanding at
 December 31, 2000...... 57,669     8,638     18,273   32,271          1,616               32,472
                         ======     =====     ======   ======          =====               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign     Long-Term    High Yield Total Return
                                 Bond    U.S. Government    Bond        Bond
                               Portfolio Bond Portfolio  Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................      929       11,183        11,256      49,525
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --           --            --          --
  Surrenders.................      --           (28)          (64)       (147)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........      --         4,339           368       9,541
 Interfund transfers.........      --           --             51         (50)
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................      929       15,494        11,611      58,869
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................      929       15,494        11,611      58,869
                                ======       ======       =======      ======
                                 Rydex
                               Variable  Alliance Variable Products Series Fund,
                                 Trust                    Inc.
                               --------- ---------------------------------------
                                           Growth and     Premier
                                             Income        Growth      Quasar
                               OTC Fund     Portfolio    Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................   79,844       42,206       160,773      13,530
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --        (1,920)          --          --
  Surrenders.................     (506)        (125)         (473)       (176)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........    2,547        2,535        20,871       1,640
 Interfund transfers.........      374          240         3,714         --
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................   82,259       42,936       184,885      14,994
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................   82,259       42,936       184,885      14,994
                                ======       ======       =======      ======

(d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I, certain Type II, Type VI and Type VII policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV and Type V policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, $25 plus .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.30%, Type IV--1.35%, Type V--.40%, Type VI--1.35%, and Type VII-- 1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

  For Type III unit contracts, transfers from the guarantee account include approximately $46 and $38 million of payments by GE Life & Annuity in the form of bonus credits for the years or lesser periods ended December 31, 2000 and 1999, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).